                                                  Registration No. 333-106295

As filed with the Securities and Exchange Commission on June 27, 2003

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO. 1                                     / X /

POST-EFFECTIVE AMENDMENT NO.__                                    /   /

                     OPPENHEIMER MULTIPLE STRATEGIES FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C and Class N
shares of Oppenheimer Multiple Strategies Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.
------------------------------------------------------------------------------
The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Select Managers QM Active Balanced Fund and
Prospectus for Oppenheimer Multiple Strategies Fund

Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Select
Managers QM Active Balanced Fund and Oppenheimer Multiple Strategies Fund

Part B

Statement of Additional Information

Financials
Financial statements for the six-month period ended March 31, 2003 of
Oppenheimer Multiple Strategies Fund.

Part C

Other Information
Signatures
Exhibits

             OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

              6803 South Tucson Way, Centennial, Colorado 80112

                                1.800.708.7780

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON AUGUST 29, 2003

To the Shareholders of Oppenheimer Select Managers QM Active Balanced Fund:

Notice  is  hereby  given  that  a  Special  Meeting  of the  Shareholders  of
Oppenheimer   Select  Managers  QM  Active  Balanced  Fund  ("QMAB  Fund"),  a
registered  investment  management company,  will be held at 6803 South Tucson
Way, Centennial,  CO 80112 at 1:00 p.m., Mountain time, on August 29, 2003, or any adjournments thereof (the "Meeting"), for the following purposes:

1.    To approve an Agreement and Plan of Reorganization  between  Oppenheimer
Select  Managers  QM  Active  Balanced  Fund  ("QMAB  Fund")  and  Oppenheimer
Multiple  Strategies  Fund  ("MS  Fund'),  and the  transactions  contemplated thereby,  including (a) the transfer of  substantially  all the assets of QMAB
Fund to MS Fund in  exchange  for Class A, Class B, Class C and Class N shares of MS  Fund,  (b)  the  distribution  of  these  shares  of  MS  Fund  to  the corresponding  Class A, Class B, Class C and Class N shareholders of QMAB Fund in complete  liquidation of QMAB Fund, (c) the cancellation of the outstanding class  shares  of QMAB Fund and (d) the  liquidation  of  outstanding  Class Y shares  of  QMAB  Fund  (all  of  the  foregoing  being  referred  to  as  the
"Proposal").

2.    To  act  upon  such  other  matters  as may  properly  come  before  the
Meeting.

Shareholders  of record at the close of business on June 18, 2003 are entitled to  notice  of,  and to vote at,  the  Meeting.  The  Proposal  is more  fully discussed  in the Proxy  Statement  and  Prospectus.  Please read it carefully before telling us,  through your proxy or in person,  how you wish your shares to be voted.  The Board of  Trustees of QMAB Fund  recommends  a vote in favor of the  Proposal.  WE URGE YOU TO SIGN,  DATE  AND  MAIL  THE  ENCLOSED  PROXY
PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      July 7, 2003
------------------------------------------------------------------------------
Shareholders  who do not  expect  to  attend  the  Meeting  are  requested  to indicate  voting  instructions  on the  enclosed  proxy and to date,  sign and return it in the  accompanying  postage-paid  envelope.  To avoid  unnecessary duplicate mailings,  we ask your cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

             OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

              6803 South Tucson Way, Centennial, Colorado 80112

                                1.800.708.7780

                   COMBINED PROSPECTUS AND PROXY STATEMENT
                              DATED JULY 7, 2003

 Acquisition of the Assets of OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED
                                     FUND

   By and in exchange for Class A, Class B, Class C, and Class N shares of
                     OPPENHEIMER MULTIPLE STRATEGIES FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders  of Oppenheimer  Select  Managers QM Active  Balanced Fund ("QMAB
Fund") to be voted at a Special  Meeting of  Shareholders  (the  "Meeting") to
approve  the  Agreement  and  Plan  of  Reorganization  (the   "Reorganization
Agreement") and the transactions  contemplated thereby (the  "Reorganization")
between QMAB Fund and Oppenheimer  Multiple  Strategies Fund ("MS Fund"). This
combined Prospectus and Proxy Statement  constitutes the Prospectus of MS Fund and the Proxy  Statement  of QMAB Fund filed on Form N-14 with the  Securities
and  Exchange   Commission  ("SEC").  If  shareholders  vote  to  approve  the
Reorganization  Agreement and the Reorganization,  the net assets of QMAB Fund will be acquired by and in exchange  for shares of MS Fund.  The Meeting  will be held at the offices of  OppenheimerFunds,  Inc.  at 6803 South  Tucson Way,
Centennial,  CO 80112 at 1:00 p.m.,  Mountain  time, on August 29, 2003 or any adjournment  thereof.  The Board of Trustees of QMAB Fund is soliciting  these proxies on behalf of QMAB  Fund.  This  Prospectus  and Proxy  Statement  will first be sent to shareholders on or about July 14, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of MS Fund equal in value to the value as of the
Valuation  Date (as defined in the Agreement and Plan of  Reorganization:  the business day preceding the Closing Date of the  Reorganization)  of your Class
A shares of QMAB  Fund;  Class B shares of MS Fund equal in value to the value as of the Valuation  Date of your Class B shares of QMAB Fund;  Class C shares of MS Fund equal in value to the value as of the Valuation  Date of your Class
C shares of QMAB  Fund;  and  Class N shares of MS Fund  equal in value to the value as of the  Valuation  Date of your Class N shares of QMAB Fund.  Class Y shares of QMAB Fund have been  liquidated.  QMAB Fund will then be  liquidated and  de-registered  under the Investment  Company Act of 1940 (the "Investment
Company Act").

      MS Fund's  investment  objective is to seek high total investment return
consistent  with  preservation  of  principal.   MS  Fund  invests  in  equity
securities,  such as common  stocks of U.S and foreign  companies.  It invests in debt  securities,  including bonds and notes issued by domestic and foreign companies (which can include lower-grade,  high-yield securities),  securities
issued  or   guaranteed   by  the  U.S.   Government   and  its  agencies  and
instrumentalities,  including mortgage-related  securities (these are referred
to  as  "U.S.  Government  securities"),   and  debt  obligations  of  foreign
governments.  MS Fund also  invests  in money  market  instruments,  which are obligations  that have a maturity of 13 months or less,  including  short-term
U.S.   Government   securities,   corporate  and  bank  debt  obligations  and
commercial paper.

This Prospectus and Proxy Statement gives  information about Class A, Class B,
Class C and Class N shares of MS Fund that you should know  before  investing.
You  should  retain  it  for  future  reference.  A  Statement  of  Additional
Information  relating to the  Reorganization  described in this Prospectus and
Proxy  Statement,  dated  July 7, 2003 (the  "Proxy  Statement  of  Additional
Information")  has  been  filed  with  the  SEC as  part  of the  Registration
Statement  on Form N-14 (the  "Registration  Statement")  and is  incorporated
herein  by  reference.   You  may  receive  a  copy  by  written   request  to
OppenheimerFunds  Services free of charge (the "Transfer Agent") or by calling the  toll-free  number  1.800.708.7780.  The  Proxy  Statement  of  Additional
Information   includes  the  following   documents:   (i)  audited   financial
statements  for the 12-month  period ended  November 30, 2002,  and  financial statements  for the  six-month  period  ended May 31,  2003 (to be filed  upon availability),  respectively,  of QMAB Fund; (ii) audited financial statements for the 12-month  period ended  September 30, 2002,  and financial  statements for the  six-month  period  ended March 31,  2003,  respectively,  of MS Fund;
(iii) the  Prospectus of QMAB Fund dated March 28, 2003, as  supplemented  May
7, 2003 and May 19, 2003;  (iv) the  Statement of  Additional  Information  of
QMAB Fund dated March 28, 2003;  and (iv) the  Prospectus  dated  November 22,
2002,  as  supplemented  June  10,  2003,  and  the  Statement  of  Additional
Information  of MS Fund dated  November 22,  2002,  as  supplemented  June 10,
2003.

      The  Prospectus of MS Fund,  dated  November 22, 2002,  as  supplemented
June 10, 2003,  is attached to and  considered a part of this  Prospectus  and
Proxy Statement and is intended to provide you with information about MS Fund.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

As with all  mutual  funds,  the SEC has not  approved  or  disapproved  these
securities  or  passed  upon  the  adequacy  of  this   Prospectus  and  Proxy
Statement.  Any representation to the contrary is a criminal offense.

This Prospectus and Proxy Statement is dated July 7, 2003.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                          Page
                                                                          ----
Synopsis

   What am I being asked to vote on?........................................... 6
   What are the general tax consequences of the Reorganization?.................7
   Comparisons of Some Important Features
   How do the investment objectives and policies of the Funds compare?........................................................................7
   Who manages the Funds?.......................................................7

   What are the fees and expenses of each Fund and those expected after the
      Reorganization?...........................................................8
   Where can I find more financial information about the Funds?.................12

   What are the capitalizations of the Funds and what would the capitalizations be after the

         Purchases, Redemptions, Exchanges and other Shareholder
   Services.....................................................................21

         Dividends and Distributions............................................21

What are the Principal Risks of an Investment in QMAB Fund and MS Fund?.........21

Reasons for the Reorganization
Information about the Reorganization

   How will the Reorganization be carried out?..................................23

   Who will pay the Expenses of the Reorganization?.............................23

   What are the Tax Consequences of the Reorganization?.........................23

   What should I know about Class A, Class B, Class C and Class N shares of
MS Fund?........................................................................25
Comparison of Investment Objectives and Policies

   Are there any significant differences between the investment objectives and strategies of

      the Funds?................................................................26
   What are the main risks associated with an investment in the

   How do the Account Features and Shareholder Services for the Funds

Voting Information

   How many votes are necessary to approve the Reorganization

Exhibit A - Agreement and Plan of Reorganization by and between Oppenheimer
Select
Managers QM Active Balanced Fund and Oppenheimer Multiple Strategies Fund
Enclosures:

Prospectus of Oppenheimer Multiple Strategies Fund dated November 22, 2002, as supplemented January 13, 2003
Semi-Annual Report of Oppenheimer Multiple Strategies Fund dated March 31,
2003 (available without charge upon request, by calling 1.800.708.7780).

                                   SYNOPSIS

      This is only a summary  and is  qualified  in its  entirety  by the more detailed  information  contained  in or  incorporated  by  reference  in  this
Prospectus and Proxy  Statement and by the  Reorganization  Agreement which is attached as Exhibit A.  Shareholders  should  carefully review this Prospectus and Proxy  Statement and the  Reorganization  Agreement in their entirety and, in  particular,  the  current  Prospectus  of MS Fund which  accompanies  this
Prospectus and Proxy Statement and is incorporated herein by reference.

      If shareholders of QMAB Fund approve the Reorganization,  the net assets of QMAB Fund will be  transferred  to MS Fund,  in exchange for an equal value of shares of MS Fund.  The shares of MS Fund will then be  distributed to QMAB
Fund  shareholders  and QMAB  Fund  will be  liquidated.  As a  result  of the
Reorganization,  you will  cease  to be a  shareholder  of QMAB  Fund and will become  a  shareholder  of MS Fund.  For  federal  income  tax  purposes,  the holding  period of your QMAB shares will be carried over to the holding period for shares you receive in connection  with the  Reorganization.  This exchange will occur on the Closing Date (as such term is defined in the  Agreement  and
Plan of Reorganization attached hereto as Exhibit A) of the Reorganization.

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed to the Board of Trustees a  reorganization  of your Fund,  QMAB Fund, with  and  into  MS  Fund  so  that  shareholders  of  QMAB  Fund  may  become shareholders  of a  substantially  larger fund advised by the same  investment advisor with generally more favorable  long-term  performance,  and investment objectives  and policies  similar to those of their  current  Fund.  The Board considered the differences in investment  focus,  discussed  below.  The Board also  considered  the fact that the surviving fund has the potential for lower overall  operating  expenses.  In  addition,  the Board  considered  that both
Funds  have  Class  A,  Class B,  Class C and  Class N  shares  offered  under identical  sales  charge  arrangements.  The  Board  considered  that  Class Y shares of QMAB Fund would be  redeemed  by the record  date and will no longer be offered for sale.  The Board also  considered  that the  Reorganization  is expected to be a tax-free  reorganization,  and there would be no sales charge imposed in effecting the  Reorganization.  In addition,  due to the relatively moderate costs of the reorganization,  the Boards of both Funds concluded that neither Fund would experience dilution as a result of the Reorganization.

      A  reorganization  of QMAB Fund with and into MS Fund is  recommended by the  Manager  based  on the fact  that  both  funds  have  similar  investment practices and industry sector weightings.

      At a meeting held on April 28, 2003,  the Board of Trustees of QMAB Fund approved a reorganization  transaction that will, if approved by shareholders, result in the transfer of the net assets of QMAB Fund to MS Fund,  in exchange for an equal  value of shares of MS Fund.  The  shares of MS Fund will then be distributed  to QMAB Fund  shareholders  and QMAB Fund  will  subsequently  be liquidated.  As a  result  of  the  Reorganization,  you  will  cease  to be a shareholder  of QMAB  Fund and  will  become a  shareholder  of MS Fund.  This exchange  will  occur on the  Closing  Date (as such  term is  defined  in the
Agreement  and Plan of  Reorganization  attached  hereto as  Exhibit A) of the
Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
MS Fund equal in value to the value as of the  Valuation  Date of your Class A shares of QMAB Fund;  Class B shares of MS Fund equal in value to the value as of the Valuation  Date of your Class B shares of QMAB Fund;  Class C shares of
MS Fund equal in value to the value as of the  Valuation  Date of your Class C shares  of QMAB  Fund;  and  Class N shares  of MS Fund  equal in value to the value as of the Valuation  Date of your Class N shares of QMAB Fund. All Class
Y shares of QMAB Fund will be  redeemed  by the record date and will no longer be  offered  for sale.  The  shares  you  receive  will be issued at net asset value  without a sales  charge or the payment of a contingent  deferred  sales charge  ("CDSC"),  although if your shares of QMAB Fund are subject to a CDSC, your MS Fund  shares will  continue to be subject to the same CDSC  applicable to your  shares,  and the period  during  which you held your QMAB Fund shares will  carryover  to your MS Fund shares for purposes of  determining  the CDSC holding period.

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,  the Board of QMAB Fund has determined that the  Reorganization is in the best interests of the shareholders of QMAB Fund.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is  expected  that  shareholders  of QMAB Fund who are U.S.  citizens will not  recognize  any gain or loss for federal  income tax  purposes,  as a result of the  exchange  of their  shares for shares of MS Fund.  You  should, however,  consult  your tax  advisor  regarding  the  effect,  if any,  of the
Reorganization  in light of your  individual  circumstances.  You should  also consult your tax advisor about state and local tax  consequences.  For further information about the tax consequences of the  Reorganization,  please see the
"Information  About the  Reorganization--What  are the Tax  Consequences of the
Reorganization?"

                    Comparisons of Some Important Features

How do the investment objectives and policies of the Funds compare?

      QMAB Fund seeks  income  and  long-term  growth of  capital  and MS Fund seeks high total investment  return consistent with preservation of principal.
QMAB  Fund is a  balanced  fund  which  means  its  investments  normally  are allocated among equity and debt securities and money market instruments.

      In seeking their investment objectives,  QMAB Fund and MS Fund utilize a similar investing  strategy.  Both Funds invest primarily in a wide variety of equity securities, debt securities and money market instruments.

      Please refer to the Annual Reports of both Funds for a complete  listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is
the   responsibility   of  the  Manager,   however  QMAB  Fund  also  utilizes
sub-advisers  to manage the  investment  and  reinvestment  of the assets.  MS
Fund  is an  open-end,  diversified  management  investment  company  with  an unlimited number of authorized shares of beneficial  interest,  organized as a
Massachusetts  business  trust.  Its  predecessor  fund,  OMC  Growth & Income
Trust,  was  organized  on  September  29,  1983.  OMC  Growth & Income  Trust
commenced  operations in September 1983. QMAB Fund is an open-end,  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial  interest  organized as a Massachusetts  business trust on November
10,  2000.  It  commenced  operations  on February  16,  2001.  Both Funds are governed by a Board of  Trustees,  which is  responsible  for  protecting  the interests of shareholders  under  Massachusetts law. Both Funds are located at
6803 South Tucson Way, Centennial, CO 80112.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts as  investment  advisor to both Funds.  QMAB Fund's assets are managed by a sudadviser.

      MS Fund is managed by a team of individuals  from the Manager's  growth,
value,  global,  high  grade  and  high  yield  investment  departments.   The
portfolio  management  team is primarily  responsible for the selection of the
Fund's portfolio securities.

      The portfolio  managers for QMAB Fund are Michael  Lenarcic and John Van
Belle.  Both Mr.  Lenarcic  and Mr.  Van  Belle  are  employed  by  Prudential
Investment  Management,  the  Fund's  sub-advisor.  They have been the  Fund's portfolio managers since February 8, 2002.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

   What are the Fees and Expenses of each Fund and those expected after the
                               Reorganization?

      QMAB  Fund and MS Fund  each pay a  variety  of  expenses  directly  for management of their assets,  administration,  distribution of their shares and other  services.  Those  expenses are  subtracted  from each Fund's  assets to calculate  the  Fund's  net asset  value  per  share.  Shareholders  pay these
expenses   indirectly.   Shareholders   for  both  Funds  pay  other  expenses
directly, such as sales charges.

      The  following  tables are provided to help you  understand  and compare the fees and  expenses of  investing  in shares of QMAB Fund with the fees and expenses  of  investing  in shares of MS Fund.  The pro forma  expenses of the surviving  MS Fund show what the fees and  expenses  are  expected to be after giving  effect to the  Reorganization.  All amounts  shown are a percentage of each class of shares of the Funds.

                             PRO FORMA FEE TABLE
                    For the 12 month period ended 3/31/03
------------------------------------------------------------------------------------
                                                                Pro Forma
                       QMAB Fund           MS Fund              Surviving MS Fund
                       Class A shares      Class A Shares       Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           5.75%               5.75%                5.75%
(as a
 %  of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)           None1               None1                None1
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               0.95%               0.72%                0.72%
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.02%               0.20%                0.20%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.64%               0.20%                0.20%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      1.61%               1.12%                1.12%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       QMAB Fund           MS Fund              Surviving MS Fund
                       Class B shares      Class B Shares       Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            5%2                 5%2                  5%2
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               0.95%               0.72%                0.72%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.56%               0.31%                0.31%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
------------------------------------------------------------------------------------

Total Fund Operating
Expenses                      2.51%               2.03%                2.03%

------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                               Pro Forma
                       QMAB Fund           MS Fund             Surviving MS Fund
                       Class C Shares       Class C Shares     Class C Shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                None                None
(as a  %  of offering
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%3                 1%3                 1%3
(as a % of the lower
of the original
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees               0.95%               0.72%               0.72%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%               1.00%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses5               0.36%               0.25%               0.25%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Fund Operating
Expenses                      2.31%               1.97%               1.97%
-----------------------------------------------------------------------------------

-----------------------------------------------------------------------------------
                                                                Pro Forma
                       QMAB Fund           MS Fund              Surviving MS Fund
                       Class N shares      Class N Shares       Class N shares
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%4                 1%4                 1%4
(as a % of the lower
of the original
offering price or
redemption proceeds)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Management Fees               0.95%               0.72%               0.72%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.50%               0.50%               0.50%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Other Expenses5               0.35%               0.36%               0.36%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Fund Operating
Expenses                      1.80%               1.58%               1.58%
-----------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A contingent  deferred sales charge may apply to redemptions of investments of $1 million or more  ($500,000 for  retirement  plan accounts) of Class A shares.  See "How to Buy Shares" in each Fund's Prospectus.
2. Applies  to  redemptions   within  the  first  year  after  purchase.   The
   contingent  deferred  sales charge  declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed  within 18 months of retirement  plan's first purchase of Class N shares.
5.    "Other Expenses"  include transfer agent fees and custodial,  accounting and legal expenses.  The Transfer Agent has  voluntarily  undertaken to the
   Funds to limit  the  transfer  agent  fees to 0.25% of  average  daily  net assets  per fiscal  year for Class Y shares and 0.35% of average  daily net
   assets  per  fiscal  year  for  all  other   classes.   With  that  expense
   assumption  and  the  transfer  agent  waiver,   "Total  Annual   Operating
   Expenses"  for QMAB Fund were  2.25% for Class B,  2.25% for Class C, 1.75%
   for  Class N and  1.19%  for  Class  Y.  Class A is  unchanged.  After  the waiver,  the actual "Other Expenses" and "Total Annual Operating  Expenses"
   for MS Fund as  percentages  of average daily net assets were unchanged for all classes.  With that expense  assumption  and the transfer agent waiver,
   "Total Annual  Operating  Expenses"  for the combined  funds were 1.96% for
   Class Y. Class A, B, C and N are unchanged.

Examples

      The  examples  below  are  intended  to help  you  compare  the  cost of investing in each Fund and the  proposed  surviving  MS Fund.  These  examples assume  that you invest  $10,000  for the time  periods  indicated,  an annual return  for each  class of 5%,  the  operating  expenses  described  above and reinvestment of your dividends and distributions.

      Your  actual  costs may be higher or lower  because  expenses  will vary
over  time.  For  each  $10,000  investment,   you  would  pay  the  following
projected  expenses if you sold your shares after the number of years shown or held your shares for the number of years shown  without  redeeming,  according to the following examples.

                           12 Months Ended 3/31/03
                           -----------------------

                                  QMAB Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $754        $1,082        $1,535        $2,4211
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $334         $721         $1,235         $2,646
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $283         $566          $975          $2,116
--------------------------------------------------------------------------------

                                  QMAB Fund
--------------------------------------------------------------------------------
If shares are not          1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $254         $782         $1,335        $2,4211
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $234         $721         $1,235         $2,646
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $183         $566          $975          $2,116
--------------------------------------------------------------------------------

                                   MS Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $706         $937         $1,293        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $300         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $261         $499          $860          $1,878
--------------------------------------------------------------------------------

                                   MS Fund
--------------------------------------------------------------------------------
If shares are not          1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $206         $637         $1,093        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $200         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $161         $499          $860          $1,878
--------------------------------------------------------------------------------

                         Pro Forma Surviving MS Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years       10 years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $706         $937         $1,293        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $300         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $261         $499          $860          $1,878
--------------------------------------------------------------------------------

                         Pro Forma Surviving MS Fund
--------------------------------------------------------------------------------
If shares are not          1 year       3 years       5 years       10 years
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $683         $911         $1,156         $1,860
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $206         $637         $1,093        $1,9081
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $200         $618         $1,062         $2,296
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $161         $499          $860          $1,878
--------------------------------------------------------------------------------
In the "If shares are  redeemed"  example,  expenses  include  the  initial sales  charge  for Class A and the  applicable  Class B, Class C or Class N contingent  deferred  sales  charge.  In the "If shares  are not  redeemed"
example,  the Class A expenses include the initial sales charge,  but Class
B, Class C and Class N expenses  do not  include  the  contingent  deferred sales charge.
1 Class B expenses  for years 7 through  10 are based on Class A  expenses, since Class B shares automatically convert to Class A after 6 years.

Where can I find more financial information about the Funds?

      Performance  information  for both MS Fund and QMAB Fund is set forth in each Fund's  Prospectus  under the section "The Fund's Past  Performance."  MS
Fund's  Prospectus  accompanies  this  Prospectus  and Proxy  Statement and is incorporated by reference.

      The financial  statements  of MS Fund and  additional  information  with respect to its  performance  during its fiscal year ended  September 30, 2002, including a discussion  of factors that  materially  affected its  performance and relevant  market  conditions  during that fiscal year,  is set forth in MS
Fund's audited  financial  statements dated as of September 30, 2002, that are included in the Proxy  Statement of Additional  Information  and  incorporated herein by reference.  These documents are available upon request.  See section entitled "Information About MS Fund."

      The financial  statements of QMAB Fund and additional  information  with respect to the Fund's  performance  during its fiscal year ended  November 30,
2002,   including  a  discussion  of  factors  that  materially  affected  its performance  and relevant  market  conditions  during that fiscal year, is set forth in QMAB Fund's  Annual  Report dated as of November  30,  2002,  that is included in the Proxy  Statement of Additional  Information  and  incorporated
herein  by  reference.   These  documents  are  available  upon  request.  See
section entitled "Information About QMAB Fund."

What are the  capitalizations  of the Funds and what would the  capitalization be after the Reorganization?

      The following table sets forth the  capitalizations  (unaudited) of QMAB
Fund and MS Fund and indicates  the pro forma  combined  capitalization  as of
March 31, 2003 as if the Reorganization had occurred on that date.

As of April 30,  2003 the  value of the  assets of QMAB Fund was less than 10%
of the value of the assets of MS Fund.
                                                                  Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share
QMAB Fund
      Class A                                  $4,787,027        594,325
$8.05
      Class B                                 $   545,378         68,232
$7.99
      Class C                                 $   593,823         74,093
$8.01
      Class N                                 $   456,131         56,669
$8.05
      Class Y                              $          812            100
$8.12
      TOTAL                                    $6,383,171           793,419

MS Fund
      Class A                                $494,484,889     45,083,558
$10.97
      Class B                               $  54,404,880      5,019,843
$10.84
      Class C                               $  36,047,450      3,313,615
$10.88
      Class N                              $    1,378,267        126,175
$10.92
TOTAL $586,315,486                             53,543,191
MS Fund
(Pro Forma Surviving Fund)
      Class A                                $499,271,916     45,520,005
$10.97
      Class B                               $  54,950,258      5,070,164
$10.84
      Class C                               $  36,641,273      3,368,201
$10.88
      Class N                              $    1,834,398        167,932
$10.92
      TOTAL                                  $592,697,845     54,126,302

      *Reflects  the  issuance  of  436,447  Class A  shares,  50,321  Class B shares,  54,586  Class C shares  and  41,757  Class N  shares  of MS Fund in a tax-free exchange for the net assets of QMAB Fund, aggregating $6,383,171.

How have the Funds performed?

      The following past  performance  information  for each Fund is set forth below, and for earlier periods, in its respective Prospectus:  (i) a bar chart detailing  annual total  returns of Class A shares of each Fund as of December
31st for each of the ten most  recent  full  calendar  years  (for QMAB  Fund, since that Fund's inception);  and (ii) a table showing how the average annual total returns of the Funds'  shares,  both before and after taxes,  compare to those of  broad-based  market  indices.  The  after-tax  returns are shown for
Class  A  shares  only  and  are  calculated  using  the  historical   highest
individual  federal  marginal  income tax rates in effect  during the  periods shown,  and do not  reflect  the  impact of state or local  taxes.  In certain cases, the figure  representing  "Return After Taxes on Distributions and Sale of Fund  Shares"  may be higher  than the other  return  figures  for the same period.  A higher  after-tax  return  results  when a capital loss occurs upon redemption  and  translates  into an assumed tax  deduction  that benefits the
shareholder.   The  after-tax   returns  are   calculated   based  on  certain
assumptions  mandated  by  regulation  and your actual  after-tax  returns may differ from those  shown,  depending on your  individual  tax  situation.  The after-tax  returns set forth  below are not  relevant  to  investors  who hold their Fund shares through  tax-deferred  arrangements  such as 401(k) plans or
IRAs or to  institutional  investors  not  subject to tax.  Each  Funds'  past investment  performance,  before  and  after  taxes,  is  not  necessarily  an indication of how each Fund will perform in the future.

      Calendar  year  average  annual  total  returns  for the  Funds  for the periods ended December 31, 2002, are as follows:

[See appendix to Prospectus and Proxy  statement for data in bar chart showing annual total returns for Oppenheimer Select Managers QM Active Balanced Fund.]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period from 1/1/03 through  3/31/03,  the  cumulative  return for QMAB
Fund (not annualized)  before taxes for Class A shares was -1.35%.  During the period  shown in the bar chart,  the  highest  return for  Oppenheimer  Select
Managers QM Active Balanced Fund (not annualized)  before taxes for a calendar quarter was 5.21% (4th Qtr'02) and the lowest return (not  annualized)  before taxes for a calendar quarter was -11.11% (3rdQtr'02).

[See appendix to Prospectus and Proxy  statement for data in bar chart showing annual total returns for Oppenheimer Multiple Strategies Fund.]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

For the period from 1/1/03 through 3/31/03,  the cumulative return for MS Fund
(not  annualized)  before  taxes for Class A shares  was  -1.12%.  During  the period shown in the bar chart,  the highest  return for  Oppenheimer  Multiple
Strategies  Fund (not  annualized)  before  taxes for a calendar  quarter  was
11.15%  (4thQtr'98) and the lowest return (not annualized)  before taxes for a calendar quarter was -11.03% (3rdQtr'01).

Average  annual total returns for the Funds for the periods ended December 31,
2002 are as follows:

---------------------------------------------------------------------
QMAB Fund                                  1 Year       5 Years
                                                      (or life of
                                                    class, if less)
---------------------------------------------------------------------
---------------------------------------------------------------------

Class A Shares (inception 2/16/01)       -17.47%
  Return Before Taxes

  Return After Taxes on Distributions                   -12.08%
  Return After Taxes on Distributions    -17.82%        -12.47%
  And Sale of Fund Shares                -10.64%         -9.73%
---------------------------------------------------------------------

S&P 500  Index  (reflects  no  deduction
for  fees,   expenses  or  taxes)  (from
2/28/01)                                  -22.09%       -15.80%

---------------------------------------------------------------------

Lehman Brothers Government/Credit Bond
Index (reflects no deduction for fees,
expenses or taxes) (from 2/28/01)          9.84%         8.76%

---------------------------------------------------------------------
---------------------------------------------------------------------

Class B Shares (inception 2/16/01)        -17.46%       -11.93%

---------------------------------------------------------------------
---------------------------------------------------------------------

Class C Shares (inception 2/16/01)        -14.01%        -9.98%

---------------------------------------------------------------------
---------------------------------------------------------------------

Class N Shares (inception 3/1/01)         -13.49%        -8.46%

---------------------------------------------------------------------
---------------------------------------------------------------------

Class Y Shares (inception 2/16/01)         -12.32%       -9.09%

---------------------------------------------------------------------
---------------------------------------------------------------------
MS Fund                            1 Year    5 Years      10 Years
                                                        (or life of
                                                         class, if
                                                           less)
---------------------------------------------------------------------
---------------------------------------------------------------------

Class A Shares (inception         -15.75%     1.57%
4/24/87)

  Return Before Taxes
  Return After Taxes on

  Distributions                                            7.69%
  Return After Taxes on           -16.57%     -0.69%       4.99%
  Distributions                    -9.57%     0.63%        5.30%
  And Sale of Fund Shares

---------------------------------------------------------------------
---------------------------------------------------------------------

S&P 500 Index (from 12/31/92)     -22.09%     -0.58%       9.34%

---------------------------------------------------------------------
---------------------------------------------------------------------

Lehman Brothers Aggregate Bond     10.25%     7.55%        7.51%
Index (reflects no deduction for
fees, expenses or taxes)(from
12/31/92)

---------------------------------------------------------------------
---------------------------------------------------------------------

Class B Shares (inception         -15.73%     1.65%        6.39%
8/29/95)

---------------------------------------------------------------------
---------------------------------------------------------------------

Class C Shares (inception12/1/93) -12.22%     1.93%        6.76%

---------------------------------------------------------------------
---------------------------------------------------------------------

Class N Shares (inception 3/1/01) -11.83%     -6.78%        N/A

---------------------------------------------------------------------

Average  annual  total  returns for the Funds for the periods  ended March 31,
2003 are as follows:

--------------------------------------------------------------------
QMAB Fund                                1 Year        5 Years
                                                     (or life of
                                                   class, if less)1
--------------------------------------------------------------------
--------------------------------------------------------------------

Class A Shares (inception 2/16/01)     -19.18%          -11.31%
  Return Before Taxes
  Return After Taxes on Distributions
  Return After Taxes on Distributions  -19.52%         -11.65%
  And Sale of Fund Shares              -11.77%          -9.07%

--------------------------------------------------------------------

S&P 500 Index  (reflects  no deduction
for fees,  expenses  or  taxes)  (from
2/28/01                                  -24.75%        -3.76%

--------------------------------------------------------------------

Lehman Brothers Government/Credit
Bond Index (reflects no deduction for
fees, expenses or taxes) (from
2/28/01)                                 11.74%         8.45%

--------------------------------------------------------------------
--------------------------------------------------------------------

Class B Shares (inception 2/16/01)       -19.03%       -10.80%

--------------------------------------------------------------------
--------------------------------------------------------------------

Class C Shares (inception 2/16/01)       -15.64%        -9.49%

--------------------------------------------------------------------
--------------------------------------------------------------------

Class N Shares (inception 3/1/01)        -15.10%        -8.08%

--------------------------------------------------------------------
--------------------------------------------------------------------

Class Y Shares (inception 2/16/01)       -13.83%        -8.54%

--------------------------------------------------------------------
--------------------------------------------------------------------
MS Fund                         1 Year  5 Years 2     10 Years (or
                                                         life of
                                                        class, if
                                                          less)
--------------------------------------------------------------------
--------------------------------------------------------------------

Class A Shares (inception      -17.15%     -0.06%         7.07%
4/24/87)

  Return Before Taxes
  Return After Taxes on
  Distributions
  Return After Taxes on        -17.88%     -2.25%         4.40%
  Distributions                -10.52%     -0.64%         4.79%
  And Sale of Fund Shares
--------------------------------------------------------------------
--------------------------------------------------------------------

S&P 500 Index (from 3/31/93)   -24.75%     -3.76%         8.53%

--------------------------------------------------------------------
--------------------------------------------------------------------

Lehman Brothers Aggregate       11.69%      7.51%         7.23%
Bond Index (reflects no
deduction for fees, expenses
or taxes) (from 3/31/93)

--------------------------------------------------------------------
--------------------------------------------------------------------

Class B Shares (inception      -17.19%      0.00%         6.02%
8/29/95)

--------------------------------------------------------------------
--------------------------------------------------------------------

Class C Shares                 -13.71%      0.30%         6.43%
(inception12/1/93)

--------------------------------------------------------------------
--------------------------------------------------------------------

Class N Shares (inception      -13.46%     -6.58%          N/A
3/1/01)

--------------------------------------------------------------------

QMAB Fund's average  annual total returns  include  applicable  sales charges:
for Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the  contingent  deferred  sales charge of 5% (1-year) and 4% (life of class);
and for Class C and Class N, the 1% contingent  deferred  sales charge for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's  Class A shares is  compared  to the S&P 500(R)Index and the Lehman Brothers  Government/Credit  Bond Index.  The S&P 500(R)Index is
an unmanaged  index of equity  securities and the Lehman  Brothers  Government
/Credit  Bond  Index is an  unmanaged  index  of  intermediate  and  long-term government  and  investment  grade  corporate  debt  securities.  The indices'
performance  includes  reinvestment of income but does not reflect transaction costs,  expenses or taxes. The Fund will have investments that vary from those in the indices.

1. The Average  annual  total  returns  for QMAB Fund for a 2 Year period  ended
March 31, 2003 were as follows: Class A Shares (inception 2/16/01) Return Before
Taxes was -8.82%, Class A Shares Return After Taxes on Distributions was -9.19%,
Class A Shares  Return After Taxes on  Distribution  and Sale of Fund Shares was
-7.15%,   S&P  500  Index  (from   2/28/01)   was   -13.15%,   Lehman   Brothers
Government/Credit Bond Index (from 2/28/01) was 8.40%, Class B Shares (inception
2/16/01) was -8.68%,  Class C Shares  (inception  2/16/01)  was -6.78%,  Class N
Shares (inception 3/1/01) was -6.32%, and Class Y Shares (inception 2/16/01) was
-5.85%.

2. The Average  annual total returns for MS Fund for a 2 Year period ended March
31, 2003 were as follows: Class A Shares (inception 4/24/87) Return Before Taxes was -7.46%, Class A Shares Return After Taxes on Distributions was -8.63%, Class
A Shares Return After Taxes on Distribution  and Sale of Fund Shares was -6.29%,
S&P 500 Index (from 3/31/93) was -13.15%,  Lehman Brothers  Aggregate Bond Index
(from 3/31/93) was 8.47%, Class B Shares (inception 8/29/95) was -7.28%, Class C
Shares (inception 12/1/93) was -5.47%, and Class N Shares (inception 3/1/01) was
-5.12%.

MS Fund's average annual total returns include  applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales  charge of 5% (1-year)  and 2% (5 years);  and for
Class C, the 1%  contingent  deferred  sales  charge  for the  1-year  period.
Because  Class B shares  convert to Class A shares 72 months  after  purchase,
Class B "life-of-class"  performance does not include any contingent  deferred sales charge and uses Class A  performance  for the period  after  conversion.
The returns measure the performance of a hypothetical  account and assume that all  dividends  and  capital  gains  distributions  have  been  reinvested  in additional  shares.  The  performance of the Fund's Class A shares is compared to the S&P 500(R)Index, an unmanaged index of U.S.  equity  securities,  and to the  Lehman  Brothers  Aggregate  Bond  Index,  an  unmanaged  index  of  U.S.
corporate,  government and mortgage-backed  securities. The performance of the indices  includes  reinvestment  of income  but does not  reflect  transaction costs,  expenses, or taxes. The Fund's investments vary from the securities in the indices.

      How has Multiple Strategies Fund Performed? - Below is a discussion,  by
OppenheimerFunds,  Inc., of Multiple  Strategies Fund's performance during its fiscal year ended  September 30, 2002,  followed by a graphical  comparison of
Multiple  Strategies Fund's  performance to an appropriate  broad-based market indices.

      Management's  Discussion  of  Performance - During  Multiple  Strategies
Fund's  fiscal  year that  ended  September  30,  2002,  Oppenheimer  Multiple
Strategies Fund's Class A performance
(-13.83%  after taking sales charges into account) was strongly  influenced by changing  economic and market  conditions.  Prices of interest  rate-sensitive bonds rallied in the low interest  rate-environment,  offsetting  losses among high yield  fixed-income  securities and emerging  market bonds.  In the stock portfolio,  Multiple Strategies Fund benefited from its holdings of small- and
mid-cap  stocks,   which  generally  performed  better  than  their  large-cap
counterparts.   Multiple   Strategies   also   benefited  from  the  portfolio
manager's  decision  to  emphasize  the value  style of  investing  over other investment  approaches.  Multiple  Strategies  Fund's  portfolio  holdings and allocations are subject to change.

      Comparing  Multiple  Strategies  Fund's  Performance to the Market - The
graphs that follow show the performance of a hypothetical  $10,000  investment in Class A, Class B, Class C and Class N shares of  Multiple  Strategies  Fund held until  September 30, 2002. In the case of Class A shares,  performance is measured over a ten-year  period.  In the case of Class B shares,  performance is measured  from  inception of the class on August 29,  1995.  In the case of
Class C  shares,  performance  is  measured  from  inception  of the  class on
December  1,  1993.  In the case of Class N shares,  performance  is  measured from  inception  of the class on March 1,  2001.  Multiple  Strategies  Fund's performance  reflects the deduction of the 5.75% maximum  initial sales charge on Class A shares,  the 5%  (1-year)  and 2%  (5-year)  applicable  contingent deferred  sales  charge for Class B, and the 1% (1-year)  contingent  deferred sales  charge  for Class C and  Class N shares.  The  graphs  assume  that all dividends  and capital  gains  distributions  were  reinvested  in  additional shares.

      Because  Multiple  Strategies  Fund  invests  in a variety of equity and fixed-income  securities,  Multiple  Strategies Fund's performance is compared to the performance of two indices:  (i) the Standard & Poor's (S&P) 500 Index, a broad-based  index of equity securities widely regarded as a general measure of the performance of the U.S. equity securities  market;  and (ii) the Lehman
Brothers Aggregate Bond Index, an unmanaged index of U.S.  Government Treasury and agency  issues,  investment  grade  corporate  bond issues and  fixed-rate mortgage-backed  securities.  That  index is widely  regarded  as a measure of the performance of the domestic debt securities market.

      Index  performance  reflects the  reinvestment of dividends but does not consider the effect of capital  gains or  transaction  costs,  and none of the
data  in  the  graphs  that  follow  shoes  the  effect  of  taxes.   Multiple
Strategies  Fund's  performance  reflects  the  effects of Fund  business  and operating  expenses.  While  index  comparisons  may be  useful  to  provide a benchmark for Multiple  Strategies Fund's  performance,  it must be noted that
Multiple  Strategies  Fund's  investments are not limited to the securities or countries in the indices.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Multiple Strategies Fund (Class A), S&P 500 Index and Lehman Brothers
Aggregate Bond Index.

[Line Graph]

---------------------------------------------------------------------------------
       Date       Value of Investment in    S&P 500 Index      Lehman Brothers
                                                               Aggregate Bond
                           Fund                                     Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1993            $9,425               $10,000             $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1993            $9,690               $10,048             $10,265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1993            $10,092              $10,307             $10,533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1993            $10,465              $10,545             $10,539
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1994            $10,133              $10,146             $10,237
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1994            $10,036              $10,189             $10,132
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1994            $10,492              $10,686             $10,193
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1994            $10,299              $10,684             $10,232
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1995            $10,988              $11,723             $10,748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1995            $11,699              $12,841             $11,403
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1995            $12,371              $13,860             $11,627
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1995            $12,646              $14,694             $12,122
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1996            $13,159              $15,483             $11,907
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1996            $13,541              $16,177             $11,975
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1996            $14,065              $16,677             $12,196
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1996            $14,825              $18,066             $12,562
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1997            $14,929              $18,551             $12,492
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1997            $16,280              $21,787             $12,951
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1997            $17,647              $23,418             $13,381
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1997            $17,459              $24,091             $13,775
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1998            $18,719              $27,449             $13,989
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1998            $18,765              $28,360             $14,316
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1998            $16,816              $25,545             $14,921
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1998            $18,690              $30,980             $14,972
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1999            $18,921              $32,523             $14,897
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1999            $20,335              $34,812             $14,767
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1999            $19,555              $32,643             $14,867
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1999            $20,671              $37,497             $14,849
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2000            $21,848              $38,355             $15,176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2000            $22,002              $37,337             $15,441
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2000            $22,157              $36,975             $15,906
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2000            $22,030              $34,084             $16,575
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2001            $21,792              $30,045             $17,078
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2001            $23,096              $31,803             $17,174
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2001            $20,547              $27,136             $17,966
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2001            $22,401              $30,036             $17,975
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2002            $22,525              $30,119             $17,991
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2002            $20,864              $26,086             $18,656
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2002            $18,785              $21,582             $19,511
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2002            $20,025              $23,400             $19,818
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2003            $19,801              $22,663             $20,094
---------------------------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Multiple  Strategies  Fund  (Class  B),  S&P 500  Index  and  Lehman  Brothers
Aggregate Bond Index.

[Line Graph]

---------------------------------------------------------------------------------
       Date       Value of Investment in    S&P 500 Index      Lehman Brothers
                                                               Aggregate Bond
                           Fund                                     Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    08/29/1995            $10,000              $10,000             $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1995            $10,241              $10,422             $10,097
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1995            $10,444              $11,049             $10,528
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1996            $10,825              $11,642             $10,341
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1996            $11,113              $12,163             $10,400
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1996            $11,526              $12,540             $10,592
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1996            $12,121              $13,584             $10,910
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1997            $12,176              $13,949             $10,849
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1997            $13,246              $16,382             $11,247
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1997            $14,332              $17,609             $11,621
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1997            $14,143              $18,114             $11,963
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1998            $15,144              $20,639             $12,149
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1998            $15,140              $21,324             $12,433
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1998            $13,544              $19,208             $12,959
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1998            $15,020              $23,295             $13,002
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1999            $15,176              $24,455             $12,938
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1999            $16,275              $26,175             $12,824
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1999            $15,623              $24,545             $12,911
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1999            $16,482              $28,194             $12,895
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2000            $17,379              $28,840             $13,180
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2000            $17,468              $28,074             $13,409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2000            $17,545              $27,802             $13,814
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2000            $17,426              $25,628             $14,395
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2001            $17,195              $22,592             $14,831
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2001            $18,187              $23,913             $14,915
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2001            $16,166              $20,404             $15,603
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2001            17,624               $22,584             $15,610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2002            17,722               $22,647             $15,625
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2002            16,415               $19,614             $16,202
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2002            14,780               $16,228             $15,944
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2002            15,755               $17,595             $17,211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2003            15,579               $17,041             $17,450
---------------------------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Multiple  Strategies  Fund  (Class  C),  S&P 500  Index  and  Lehman  Brothers
Aggregate Bond Index.

[Line Graph]

---------------------------------------------------------------------------------
       Date       Value of Investment in    S&P 500 Index      Lehman Brothers
                                                               Aggregate Bond
                           Fund                                     Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/01/1993            $10,000              $10,000             $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1993            $10,219              $10,121             $10,054
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1994            $9,865                $9,738             $9,766
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1994            $9,746                $9,778             $9,665
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1994            $10,171              $10,256             $9,724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1994            $9,963               $10,254             $9,761
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1995            $10,604              $11,251             $10,253
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1995            $11,261              $12,324             $10,878
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1995            $11,892              $13,302             $11,092
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1995            $12,124              $14,103             $11,564
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1996            $12,591              $14,859             $11,359
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1996            $12,925              $15,525             $11,424
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1996            $13,403              $16,005             $11,635
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1996            $14,101              $17,338             $11,984
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1997            $14,164              $17,804             $11,917
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1997            $15,415              $20,910             $12,355
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1997            $16,676              $22,476             $12,765
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1997            $16,468              $23,121             $13,141
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1998            $17,618              $26,344             $13,345
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1998            $17,625              $27,218             $13,657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1998            $15,771              $24,517             $14,235
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1998            $17,481              $29,733             $14,283
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/1999            $17,662              $31,214             $14,212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/1999            $18,951              $33,410             $14,087
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/1999            $18,180              $31,329             $14,183
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/1999            $19,176              $35,987             $14,165
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2000            $20,231              $36,811             $14,478
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2000            $20,320              $35,833             $14,730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2000            $20,424              $35,486             15,174
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2000            $20,271              $32,712             15,812
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2001            $20,018              $28,836             16,292
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2001            $21,168              $30,522             16,384
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2001            $18,790              $26,044             17,139
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2001            $20,441              $28,827             17,147
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2002            $20,525              $28,906             17,163
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2002            $18,976              $25,036             17,797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2002            $17,036              $20,713             18,613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2002            $18,122              $22,458             18,906
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2003            $17,888              $21,751             19,169
---------------------------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
Multiple  Strategies  Fund  (Class  N),  S&P 500  Index  and  Lehman  Brothers
Aggregate Bond Index.

[Line Graph]

---------------------------------------------------------------------------------
       Date       Value of Investment in    S&P 500 Index      Lehman Brothers
                                                               Aggregate Bond
                           Fund                                     Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/01/2001            $10,000              $10,000             $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2001            $9,640                $9,367             $10,050
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2001            $10,197               $9,915             $10,107
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2001            $9,070                $8,460             $10,573
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2001            $9,876                $9,364             $10,578
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2002            $9,930                $9,390             $10,588
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    06/30/2002            $9,190                $8,132             $10,979
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    09/30/2002            $8,266                $6,728             $11,482
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    12/31/2002            $8,793                $7,295             $11,663
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
    03/31/2003            $8,678                $7,065             $11,825
---------------------------------------------------------------------------------

What are other Key Features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  Fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

      Investment  Management and Fees - Under each Fund's investment  advisory agreement,  the Fund pays the Manager an  advisory  fee at an annual rate that declines on additional assets as the Fund grows.

---------------------------------------------------------------------------------------
                 QMAB Fund                                    MS Fund
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
0.95% of the first $300 million of average   0.75% of the first $200 million of
annual net assets,                           average annual net assets,
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------

0.90% of average annual net assets in      0.72% of the next $200 million,
excess of $300 million.

---------------------------------------------------------------------------------------
                                          -------------------------------------------

                                          0.69% of the next $200 million,

                                          -------------------------------------------
                                          -------------------------------------------
                                          0.66% of the next $200 million,
                                          -------------------------------------------
                                          -------------------------------------------
                                          0.60% of the next $700 million, and
                                          -------------------------------------------
                                          -------------------------------------------
                                          0.58% of the average annual net assets in
                                          excess of $1.5 billion.
                                          -------------------------------------------

Based on average annual net assets of the respective Fund.

      The  management  fee for QMAB Fund for the twelve months ended March 31,
2003 was 0.95% of the  average  annual  net  assets  for each class of shares.
The  management fee for MS Fund for the twelve months ended March 31, 2003 was
0.72% of the  average  annual net  assets for each class of shares.  The 12b-1 distribution plans for both Funds were substantially similar.

--------------------------------------------------------------------------
                         QMAB           MS Fund      Combined Pro Forma
03/31/03                Class A         Class A            Class A
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Management Fee           0.95%           0.72%              0.72%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
12b-1 Fees              0.02%1           0.20%              0.20%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Other Expenses           0.64%           0.20%              0.20%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Total Expenses           1.61%           1.12%              1.12%
--------------------------------------------------------------------------
"Other  Expenses"  include  transfer agent fees and custodial,  accounting and legal expenses the Funds pay.  This chart is for illustrative purposes only.
1.    Class A shares  12b-1 fee is not the full 25 basis  points due to monies invested by OppenheimerFunds, Inc.

      The net  assets  under  management  for MS Fund on March  31,  2003 were
$586,315,488,  as compared to  $6,383,174  for QMAB Fund.  Effective  upon the
Closing  of the  Reorganization,  the  management  fee  rate  for MS  Fund  is expected to be 0.72% of average annual net assets based on combined  assets of the Funds as of March 31,  2003.  Additionally,  the "Other  Expenses"  of the
surviving  Fund are  expected  to be less than the  "Other  Expenses"  of QMAB
Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer  Agency and Custody  Services - Both Funds receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per  account  fee  basis for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank,  N.A., located at 111 Wall Street, New York, NY 10005, acts as custodian of the  securities  and other  assets of QMAB Fund.  JP Morgan Chase
Bank,  located  at 4 Chase  Metro Tech  Center,  Brooklyn,  NY 11245,  acts as custodian of the securities and other assets of MS Fund.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have  adopted  distribution  and  service  plans under Rule 12b-1 of the Investment  Company Act for their Class A shares.  The
12b-1 fees for Class A shares of both QMAB Fund and MS Fund are  service  plan fees  which are a maximum  of 0.25% of  average  annual  net assets of Class A shares.  The 12b-1  fees for Class B, Class C and Class N shares of both Funds are  Distribution  and Service plan fees which  include a service fee of 0.25%
of average annual net assets and an  asset-based  sales charge for Class B and
Class C shares of 0.75% and an  asset-based  sales charge of 0.25% for Class N shares of the average annual net assets.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds have nearly the same  requirements  and  restrictions in connection with purchases,  redemptions  and exchanges,  except that QMAB Fund is only offered for sale to  retirement  plans.  In  addition,  each Fund also offers the same
types  of   shareholder   services.   More  detailed   information   regarding
purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - QMAB Fund declares  dividends  separately for each class of shares from net  investment  income  annually and pays those dividends to  shareholders  in December on a date selected by the Board of the
Fund.  MS Fund  declares  dividends  separately  for each class of shares from net  investment  income on a quarterly  basis in March,  June,  September  and
December on a date  selected by the Board of the Fund.  Both Funds may realize capital  gains on the sale of  portfolio  securities.  If they do,  they  will make  distributions  out of any  short-term  or  long-term  capital  gains  in
December of each year.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

  WHAT ARE THE PRINCIPAL RISKS OF AN INVESTMENT IN QMAB FUND AND MS FUND?

      As with most  investments,  investments in MS Fund and QMAB Fund involve risks.  There can be no guarantee  against loss  resulting  from an investment in either Fund,  nor can there be any assurance  that either Fund will achieve its  investment  objective.  The risks  associated  with an investment in each
Fund are  similar.  Because  both Funds  invest in  stocks,  the value of each
Fund's  portfolio  will be affected  by changes in the stock  markets in which they  invest.  The  prices  of  individual  stocks do not all move in the same direction  uniformly  at the same time and the  volatility  of their prices at times may be great.  A  particular  company's  stock price can be affected by, among other things,  a poor earnings report,  loss of major  customers,  major
litigation  against  the  company,   or  changes  in  government   regulations
affecting  the  company or its  industry.  Both  Funds also  invest in foreign securities  which may be subject to  special  risks.  The change in value of a foreign  currency against the U.S. dollar will affect the U.S. dollar value of securities  denominated  in  that  foreign  currency.  The  value  of  foreign investments  may be  affected  by  change  in  control  regulations,  currency devaluation,  expropriation or nationalization of a company's assets,  foreign taxes, delays in settlement of transactions,  changes in governmental economic or monetary  policy in the U.S. or abroad,  or other  political  and  economic factors.

      In  addition,  both Funds  invest in debt  securities  whose  values are subject  to change  when  prevailing  interest  rates  change.  The  change in values may cause the Funds'  share  prices to go up or down.  Debt  securities are also  subject to credit  risk.  Credit risk is the risk that the issuer of a security  might not make interest and principal  payments on the security as they become due. If the issuer fails to pay  interest,  the Funds'  income may be  reduced,  and if the issuer  fails to repay  principal,  the value of that security and of the Funds' shares might fall.

      For more  information  about the risks of the  Funds,  see "What are the
Main Risks  Associated  with  Investments  in the  Funds?"  under the  heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees of QMAB Fund held April 28,  2003, the Board  considered  whether  to approve  the  proposed  Reorganization  and reviewed and  discussed  with the Manager and  independent  legal  counsel the materials  provided by the Manager  relevant to the  proposed  Reorganization.
Included  in  the  materials  was  information  with  respect  to  the  Funds'
respective investment objectives and policies,  management fees,  distribution fees and other operating expenses, historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that  QMAB  Fund  is a relatively  smaller  fund with  approximately  $6,383,174  in net assets as of
March  31,  2003.  The Board  anticipates  that QMAB  Fund's  assets  will not increase  substantially  in size in the near future.  In  comparison,  MS Fund had  approximately  $586.3  million in net assets as of March 31, 2003.  After the  Reorganization,  the shareholders of QMAB Fund would become  shareholders of a larger fund that is anticipated to have lower overall operating  expenses than QMAB  Fund.  There can be no  assurances  that lower  operating  expenses will continue into the future.  Economies of scale may benefit shareholders of
QMAB Fund.

      The Board  reviewed the  investment  objective of both Funds.  QMAB Fund seeks income and long-term  growth of capital,  while MS Fund seeks high total investment  return  consistent with  preservation of principal.  Additionally,
the  Board   considered  that  both  Funds  invest  in  a  variety  of  equity securities,  debt  securities  and money market  instruments.  The Board noted
that each Fund is designed for long-term  investors and each generally invests in a  mix  of  stocks,  debt  securities  and  money  market  securities.  The investment  strategies and policies are in general  similar,  though there are some  differences  noted  below under "How do the  investment  policies of the
Funds compare."

      The Board noted that MS Fund's  management  fee is currently  lower than that of QMAB Fund. The Board also  considered  that MS Fund's  performance has been better than that of QMAB Fund.

      The Board also considered  that the procedures for purchases,  exchanges and  redemptions  of shares of both Funds are very similar and that both Funds offer the same investor services and options.

      The  Board   also   considered   the  terms   and   conditions   of  the
Reorganization,  including  that  there  would be no sales  charge  imposed in effecting the  Reorganization  and that the Reorganization is expected to be a tax-free  reorganization.  The Board concluded that QMAB Fund's  participation in the transaction is in the best interests of the Fund and its  shareholders, notwithstanding  that the lower  pro  forma  expenses  of the  combined  funds
(relative to QMAB Fund) and the historically  better performance of MS Fund is subject to change, and that the Reorganization  would not result in a dilution of the interests of existing shareholders of QMAB Fund.

      After  consideration  of the above  factors,  and such other factors and information as the Board of QMAB Fund deemed  relevant,  the Board,  including the Trustees who are not  "interested  persons" (as defined in the  Investment
Company Act) of either QMAB Fund or the Manager (the "Independent  Trustees"),
unanimously  approved the Reorganization and the Reorganization  Agreement and
voted to recommend its approval to the shareholders of QMAB Fund.

      The Board of MS Fund also determined that the  Reorganization was in the best  interests  of MS Fund and its  shareholders  and that no dilution  would result  to  those  shareholders.  MS  Fund  shareholders  do not  vote  on the
Reorganization.  The Board of MS Fund,  including  the  Independent  Trustees, unanimously approved the Reorganization and the Reorganization Agreement.

      For the  reasons  discussed  above,  the Board,  on behalf of QMAB Fund, recommends  that you vote FOR the  Reorganization  Agreement.  If shareholders of QMAB Fund do not approve the Reorganization  Agreement,  the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the material terms of the Reorganization  Agreement.
You should read the actual form of  Reorganization  Agreement.  It is attached as Exhibit A.

How Will the Reorganization be Carried Out?

      If the shareholders of QMAB Fund approve the  Reorganization  Agreement, the  Reorganization  will take place after various conditions are satisfied by
QMAB Fund and MS Fund,  including delivery of certain  documents.  The Closing
Date is presently  scheduled for  September 5, 2003 and the Valuation  Date is presently scheduled for September 4, 2003.

      If shareholders of QMAB Fund approve the Reorganization  Agreement, QMAB
Fund  will  deliver  to MS Fund  substantially  all of its net  assets  on the closing  date.  In exchange,  shareholders  of QMAB Fund will receive Class A,
Class B,  Class C and Class N MS Fund  shares  that have a value  equal to the dollar value of the assets  delivered by QMAB Fund to MS Fund.  Class Y shares of QMAB  Fund  were  liquidated  prior to the  merger.  QMAB Fund will then be liquidated and its  outstanding  shares will be cancelled.  The stock transfer books of QMAB Fund will  permanently be closed at the close of business on the
Valuation  Date. Only  redemption  requests  received by the Transfer Agent in proper form on or before the close of business on the  Valuation  Date will be fulfilled by QMAB Fund.  Redemption  requests received after that time will be considered requests to redeem shares of MS Fund.

      Shareholders  of QMAB Fund who vote their  Class A, Class B, Class C and
Class N shares in favor of the  Reorganization  will be  electing in effect to redeem  their  shares of QMAB Fund at net asset value on the  Valuation  Date, after QMAB Fund subtracts a cash reserve,  and reinvests the proceeds in Class
A,  Class B,  Class C and Class N shares of MS Fund at net  asset  value.  The cash reserve is that amount retained by QMAB Fund, which is deemed  sufficient in the  discretion  of the Board for the  payment  of the  Fund's  outstanding debts,  taxes,  and expenses of liquidation.  The cash reserve will consist of approximately  $16,000  cash.  This amount of cash reserve is reflected in the pro  forma  presentation  of NAV.  MS Fund is not  assuming  any debts of QMAB
Fund  except  debts for  unsettled  securities  transactions  and  outstanding dividend and  redemption  checks.  Any debts paid out of the cash reserve will be those debts,  taxes or expenses of liquidation  incurred by QMAB Fund on or before the Closing Date.  QMAB Fund will recognize  capital gains or losses on any  sales of  portfolio  securities  made  prior to the  Reorganization.  The sales  contemplated  in  the  Reorganization  are  anticipated  to be  in  the ordinary course of business of QMAB Fund's activities.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  QMAB Fund shall:  (a) either pay or make provision for all of its debts and taxes;  and (b)  either  (i)  transfer  any  remaining  amount of the cash reserve to MS Fund,  if such  remaining  amount is not  material  (as  defined below) or (ii)  distribute such remaining  amount to the  shareholders of QMAB
Fund who were  shareholders on the Valuation Date. The remaining  amount shall be deemed to be material if the amount to be distributed,  after deducting the estimated  expenses of the distribution,  equals or exceeds one cent per share of the  number of QMAB Fund  shares  outstanding  on the  Valuation  Date.  In order to qualify for this rebate,  it is not necessary  for a  shareholder  of
QMAB Fund to continue to hold shares of the combined  entity after the Closing
Date.  If the cash  reserve  is  insufficient  to satisfy  any of QMAB  Fund's liabilities,  the Manager will assume  responsibility for any such unsatisfied liability.  Within one year after the Closing  Date,  QMAB Fund will  complete its liquidation.

      Under  the  Reorganization  Agreement,  either  QMAB Fund or MS Fund may abandon and  terminate the  Reorganization  Agreement for any reason and there shall be no  liability  for damages or other  recourse  available to the other
Fund,  provided,  however,  that in the event that one of the Funds terminates this Agreement without reasonable cause, it shall, upon demand,  reimburse the other Fund for all expenses,  including reasonable  out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of QMAB Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy  Statement will be borne by QMAB Fund.  Those printing costs and mailing costs are  estimated  to be $7,791 and  $11,046  respectively.  The Funds will bear  the  cost of  their  respective  tax  opinions.  Any  documents  such as existing  prospectuses  or  annual  reports  that are  included  in the  proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the
document.    Any   other   out-of-pocket    expenses   associated   with   the
Reorganization  will be paid by the  Funds in the  amounts  incurred  by each.
The  approximate  cost of the  Reorganization  is $39,091  for QMAB Fund,  and
$12,000 for MS Fund.

What are the Tax Consequences of the Reorganization?

      The  Reorganization is intended to qualify as a tax-free  reorganization for federal  income tax  purposes  under  Section  368(a)(1)  of the  Internal
Revenue  Code  of  1986,  as  amended.   Based  on  certain   assumptions  and
representations  received from QMAB Fund and MS Fund, it is expected to be the opinion of Deloitte & Touche LLP, tax advisor to QMAB Fund, that  shareholders of QMAB  Fund  will not  recognize  any gain or loss for  federal  income  tax purposes as a result of the  exchange  of their  shares for shares of MS Fund, and that  shareholders  of MS Fund  will not  recognize  any gain or loss upon
receipt  of  QMAB  Fund's  assets.   If  this  type  of  tax  opinion  is  not
forthcoming  by the Closing Date, the Fund may still choose to go forward with the  reorganization,  pending  re-solicitation of shareholders and shareholder approval.  In  addition,  neither Fund is expected to recognize a gain or loss as a result of the Reorganization.

      Immediately  prior to the Valuation  Date, QMAB Fund will pay a dividend which will have the effect of distributing to QMAB Fund's  shareholders all of
QMAB Fund's net investment  company taxable income for taxable years ending on or prior to the Closing Date  (computed  without  regard to any  deduction for dividends paid) and all of its net capital gains, if any,  realized in taxable years  ending  on or  prior  to the  Closing  Date  (after  reduction  for any available capital loss carry-forward).  Such dividends will be included in the taxable  income of QMAB Fund's  shareholders  as  ordinary  income and capital gain, respectively.

      You will continue to be  responsible  for tracking the purchase cost and holding  period of your shares and should  consult your tax advisor  regarding the  effect,  if any,  of the  Reorganization  in  light  of  your  individual circumstances.  You  should  also  consult  your tax  advisor  as to state and local and other tax consequences,  if any, of the Reorganization  because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C and Class N shares of MS
Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
Both Funds are organized as Massachusetts  business  trusts.  The Declarations of Trust and By-Laws are  substantially  similar with respect to rights voting for the  election  of  Trustees,  and rights  for  mergers,  liquidations  and distributions,  and  redemptions.  Shareholders  of MS Fund have voting rights that are greater on certain  significant  matters  that  shareholders  of QMAB
Fund do not  have.  Class A,  Class B,  Class C and  Class N shares of MS Fund will be distributed to  shareholders  of Class A, Class B, Class C and Class N shares of QMAB Fund,  respectively,  in  connection  with the  Reorganization.
Class Y shares of QMAB Fund were  liquidated  prior to the merger.  Each share will be fully paid and nonassessable  when issued,  will have no preemptive or conversion  rights  and will be  transferable  on the  books of MS Fund.  Each
Fund's  Declaration of Trust contains an express  disclaimer of shareholder or
Trustee   liability   for   the   Fund's   obligations,   and   provides   for
indemnification  and  reimbursement  of expenses  out of its  property for any shareholder held personally  liable for its obligations.  Neither Fund permits cumulative  voting.  The shares of MS Fund will be recorded  electronically in each  shareholder's  account.  MS Fund will then send a  confirmation  to each
shareholder.   Shareholders   of  Class  A  shares   of  QMAB   Fund   holding
certificates  representing  their  shares will not be  required  to  surrender their  certificates in connection  with the  Reorganization.  However,  former
Class A shareholders  of QMAB Fund whose shares are represented by outstanding share  certificates  will not be allowed to redeem,  transfer or pledge  class shares of MS Fund they receive in the  Reorganization  until the  certificates for the  exchanged  QMAB  Fund  have  been  returned  to the  Transfer  Agent.
Shareholders  of Class B,  Class C, Class N and Class Y shares of QMAB Fund do not  have  certificates  representing  their  shares.  Their  shares  will  be cancelled.

      Like QMAB  Fund,  MS Fund does not  routinely  hold  annual  shareholder meetings.

               COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

      This  section  describes  key  investment  policies  of QMAB Fund and MS
Fund, and certain  noteworthy  differences  between the investment  objectives and  policies  of the two  Funds.  For a  complete  description  of MS  Fund's investment  policies and risks,  please review its prospectus and Statement of
Additional  Information  dated November 22, 2002.  That prospectus is attached to this Prospectus and Proxy Statement as an enclosure.

      Are there any significant  differences between the investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
QMAB Fund should consider the differences in investment  objectives,  policies and risks of the Funds.  Further information about MS Fund is set forth in its
Prospectus,  which  accompanies  this  Prospectus  and Proxy  Statement and is incorporated herein by reference.  Additional  information about both Funds is set forth in their respective Statements of Additional  Information and Annual
Reports,  which may be  obtained  upon  request  to the  Transfer  Agent.  See
"Information about QMAB Fund" and "Information about MS Fund."

      QMAB Fund's investment  objective is to seek income and long-term growth of  capital  and  MS  Fund's  investment  objective  is  to  seek  high  total investment return consistent with preservation of principal.

What are the Main Risks Associated with an Investment in the Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk  profiles  of  the  Funds,  and  can  affect  the  value  of  the  Funds'
investments,   investment   performance  and  prices  per  share.   Particular
investments  and  investment  strategies  also have  risks.  There is also the risk that poor  securities  selection  by the Manager  will cause the Funds to underperform  other funds  having a similar  objective.  These risks mean that you can lose money by investing  in either Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      In selecting  securities for MS Fund, MS Fund's  portfolio  managers use different  investment  styles to carry out an asset  allocation  strategy that seeks broad  diversification  across asset classes.  They normally  maintain a balanced  mix of stocks,  debt  securities  and cash,  although MS Fund has no
requirements  to  weight  the  portfolio   holdings  in  a  fixed  proportion.
Therefore,  the  portfolio's  mix of equity and debt  securities and cash will
change  over  time  as  the  portfolio   managers  seek  relative  values  and
opportunities in different asset classes.

      Because  the goal of total  return  looks for an increase in the overall portfolio  value from a  combination  of capital  growth and  income,  MS Fund invests in stocks mainly for their capital appreciation  potential and in debt securities  for  income.  The income  from debt  securities  and money  market instruments  can also help the Fund preserve  principal when stock markets are volatile.

      The  portfolio  managers  of MS Fund employ  both  "growth"  and "value"
styles in selecting stocks.  They employ  fundamental  analysis of a company's
financial  statements  and  management   structure,   operations  and  product
development,  as well as the  industry  of which the  company  is part.  Value investing  seeks stocks that are  temporarily  out of favor or  undervalued in the market by various  measures,  such as the  stock's  price/earnings  ratio.
Growth  investing  seeks stocks that the manager  believes have  possibilities for increases in stock price  because of strong  earnings  growth  compared to the market,  the  development  of new products or services or other  favorable economic factors.

      In selecting  securities for QMAB Fund, QMAB Fund's  portfolio  managers use a  quantitative  model.  They  manage  the stock  portion  of QMAB  Fund's portfolio  using  behavioral  finance  models  to  search  for  securities  of companies  believed to be underpriced,  while  maintaining a risk profile like the Standard & Poor's 500 Composite Stock Price Index.

      The portfolio  managers  allocate QMAB Fund's  investments  among equity and debt  securities  after  assessing the relative  values of these different types of investments under prevailing market  conditions.  The portfolio might hold stocks,  bonds and money market  instruments in different  proportions at different  times.  While  stocks  and other  equity  securities  are  normally emphasized to seek growth of capital,  the portfolio  managers might buy bonds and other  fixed-income  securities,  instead of stocks,  when they think that
(1) common  stocks in general  appear to be  overvalued,  (2) debt  securities offer meaningful  capital growth  opportunities  relative to common stocks, or
(3) it is  desirable  to  maintain  liquidity  pending  investment  in  equity securities to seek capital growth opportunities.

      Each  Fund  attempts  to  reduce  their  exposure  to  market  risks  by diversifying  their  investments that is, by not holding a substantial  amount of stock of any one company and by not  investing  too great a  percentage  of the Funds' assets in any one company.  Neither Fund  concentrates  25% or more of its assets in  investments  in any one  industry.  Both Funds can invest in companies  in any  particular  capitalization  range;  however  both Funds are primarily  invested in  large-cap  ($9 billion to $25  billion)  and  mega-cap
(above $25 billion) stocks.

      Other  Equity  Securities.  While  MS  Fund  emphasizes  investments  in common  stocks,  it can also buy  preferred  stocks,  warrants and  securities convertible  into  common  stock,  which may be  subject  to credit  risks and interest  rate risks.  QMAB Fund  invests in other equity  securities  such as non-convertible preferred stocks and securities convertible into common stock.

      Illiquid  and  Restricted   Securities.   Investments  may  be  illiquid
because  they do not have an active  trading  market,  making it  difficult to value them or dispose of them  promptly at an acceptable  price.  A restricted security  is one that has a  contractual  restriction  on its  resale or which cannot be sold publicly  until it is registered  under the  Securities  Act of
1933.  MS Fund will not invest  more than 10% of its net assets in illiquid or restricted  securities.  QMAB  Fund will not  invest  more than 15% of its net assets in illiquid of restricted  securities.  Certain  restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject to those  limits.  The  Manager or  respective  Adviser or  Subadviser monitors  holdings of illiquid  securities  on an ongoing  basis to  determine whether to sell any holdings to maintain adequate liquidity.

      Foreign  Investing.  QMAB Fund may invest up to 15% of its total  assets in  foreign  equity  securities  and up to 20% of its  total  assets  in  debt securities of foreign issuers.

      MS  Fund  can  buy  securities  in  any  country,   including  developed
countries  and  emerging  markets.  MS Fund has no limits on the amount of its assets  that can be  invested  in foreign  securities;  however,  it  normally expects  to invest  not more than 50% of its  assets  in  foreign  securities.
While foreign securities may offer special investment opportunities,  they are subject to special risks that can reduce the Fund's share prices and returns.

      Special Risks of Emerging  Markets.  QMAB Fund and MS Fund can invest in emerging markets.  Securities in emerging and developing markets present risks not found in more mature markets.  Emerging and developing  markets abroad may also offer special  opportunities  for growth investing but have greater risks than  more  developed  foreign  markets,  such as  those  in  Europe,  Canada,
Australia,  New  Zealand  and  Japan.  There  may be less  liquidity  in their securities  markets,  and settlements of purchases and sales of securities may be  subject  to  additional  delays.  They are  subject  to  greater  risks of limitations  on the  repatriation  of income and  profits  because of currency restrictions  imposed  by  local  governments.  Those  countries  may  also be subject to the risk of greater political and economic  instability,  which can greatly  affect the  volatility of prices of  securities  in those  countries.
Economies of  developing  countries may be more  dependent on  relatively  few industries that may be highly  vulnerable to local and global  changes.  These investments may be very speculative.

      Derivative  Investments.  Both Funds can invest in a number of different kinds of "derivative"  investments.  In general terms, a derivative investment is an  investment  contract  whose value  depends on (or is derived  from) the value  of an  underlying  asset,  interest  rate or  index.  Options,  futures contracts,  structured notes such as indexed securities or inverse securities, collateralized  mortgage  obligations  ("CMOs")  and hedging  instruments  are
"derivative  instruments"  QMAB Fund can use.  Options,  futures contracts and other hedging  instruments  may be considered  derivative  investments  for MS
Fund.  In  addition  to using  derivatives  for  hedging,  QMAB Fund might use other  derivative  investments  because they offer the potential for increased income and principal  value.  MS Fund might use other  derivative  investments because they offer the potential for  increased  value.  QMAB Fund and MS Fund are not required to use derivative investments in seeking their objectives.

      Derivatives  have risks.  If the issuer of the  derivative  does not pay the amount due,  the Funds can lose money on the  investment.  The  underlying security or investment on which the  derivative is based,  and the  derivative itself,  might not  perform  the way the Manager of MS Fund and the Adviser or
Subadviser  of QMAB Fund  expected it to perform.  As a result of these risks, both Funds could  realize less  principal or income from the  investment  than expected or their hedge might be  unsuccessful.  If that  happens,  the Funds'
share  prices could fall.  Certain  derivative  investments  held by the Funds may be illiquid.

      For QMAB Fund,  certain types of investments or trading strategies (such as  borrowing  money to increase the amount of  investment)  may be subject to leverage  risk.  This means a relatively  small market  movement may result in large changes in the value of an  investment.  Certain  investments or trading strategies that involve  leverage can result in losses that greatly exceed the amount  originally  invested.  Derivatives  may be difficult or  impossible to sell at the time that the  seller  would  like or at the price that the seller believes the security is currently worth.

      Hedging.  Both Funds can buy and sell  futures  contracts,  put and call options  and  forward  contracts.  These  are  all  referred  to  as  "hedging instruments."  The Funds are not required to use hedging  instruments  to seek their  objectives.  The Funds have limits on their use of hedging and types of hedging  instruments  that  can be used,  and do not use them for  speculative purposes.  Some  of  these  strategies  could  be  used to  hedge  the  Funds'
portfolio  against  price  fluctuations.  Other  hedging  strategies,  such as buying  futures and call options,  could  increase the Funds'  exposure to the securities  market.  Forward  contracts  can be used to try to manage  foreign currency risks on both Funds' foreign investments.

      There are also special risks in particular hedging  strategies.  Options trading  involves  the  payment of  premiums,  has  special tax effects on the
Funds and can increase portfolio  turnover.  If the Adviser or Sub-Adviser for
QMAB Fund and the  Manager for MS Fund use a hedging  instrument  at the wrong time or judged  market  conditions  incorrectly,  the hedge might fail and the strategy  could  reduce the Funds'  return.  Both Funds could also  experience losses  if  the  prices  of  their  futures  and  options  positions  are  not correlated  with  their  other  investments  or if they  could not close out a position because of an illiquid market.

      Portfolio  Turnover.  "Portfolio  turnover"  describes the rate at which the Funds traded  their  portfolio  securities  during their last fiscal year.
Both  Funds can engage in  short-term  trading  to  achieve  their  objective.
Increased  portfolio  turnover affects  brokerage costs the Funds pay. If QMAB
Fund  realizes  capital  gains  when  it  sells  its  portfolio   investments,
generally   it  must  pay  out  those   gains  to   shareholders,   increasing
non-retirement plan or non-IRA or non-education  savings account shareholders'
taxable  distributions.  If MS Fund  realizes  capital gains when it sells its portfolio investments,  generally it must pay out those gains to shareholders, increasing their taxable distributions.

      Investing  in Small,  Unseasoned  Companies.  Both  Funds can  invest in securities of small,  unseasoned companies.  These companies that have been in operation  for less than  three (3) years,  including  the  operations  of any predecessors.  Securities  of these  companies may be subject to volatility in their  prices.  They may have a limited  trading  market,  which may adversely affect  the  Funds'  ability  to  dispose of them and can reduce the price the
Funds might be able to obtain for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might trade the  security  when the Funds are  attempting  to dispose of their holdings  of that  security.  In that  case the  Funds  might  receive a lower price for their  holdings  than might  otherwise be  obtained.  These are more speculative  securities and can increase the Funds' overall  portfolio  risks.
MS Fund  does not  intend to  invest  more than 5% of its net  assets in these securities.

      Repurchase  Agreements.  Both Funds can  acquire  securities  subject to repurchase agreements.  In a repurchase transaction,  the Funds buy a security from, and  simultaneously  resell it to, an approved vendor for delivery on an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Funds' Adviser from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Funds' limits on holding  illiquid  investments.  QMAB Fund and
MS Fund will not enter into a repurchase  agreement  that causes more than 15%
and  10%,  respectively,  of  each  of  their  net  assets  to be  subject  to repurchase  agreements  having a maturity  beyond seven (7) days.  There is no limit on the amount of MS Fund's net assets that may be subject to  repurchase agreements having maturities of seven days or less.

      Loans of Portfolio  Securities.  To raise cash for  liquidity  purposes,
MS Fund can lend its portfolio securities to brokers,  dealers and other types of  financial  institutions  approved by the Fund's  Board of  Trustees.  As a fundamental policy,  these loans are limited to not more than 25% of the value of MS Fund's  total  assets.  MS Fund  currently  does not intend to engage in loans of  securities,  but if it does so, such loans will not likely exceed 5%
of the Fund's total assets.

      There are some risks in  connection  with  securities  lending.  MS Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in  recovery of the loaned  securities  if the  borrower  defaults.
The Fund must receive collateral for a loan.

      When  MS  Fund  lends  securities,  it  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Any of these types of interest  may be shared with the  borrower.
MS Fund may also pay reasonable  finder's,  custodian and administrative  fees in  connection  with  these  loans.  The terms of the  Fund's  loans must meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five (5) days'  notice or in time to vote on
any  important  matter.   QMAB  Fund  is  not  authorized  to  lend  portfolio
securities.

      Temporary  Defensive  and  Interim  Investments.  In times of adverse or unstable market,  economic or political  conditions,  both Funds can invest up
to  100%  of  their  assets  in  temporary  defensive   investments  that  are
inconsistent with the Funds' principal  investment  strategies.  For QMAB Fund they  would be cash  equivalents  (such as  commercial  paper),  money  market
instruments,   short-term  debt  securities,   U.S.   government   securities,
repurchase  agreements  and purchase  and sales  contracts  and could  include other  investment  grade debt  securities and  short-term  securities for cash management  purposes.  For MS Fund,  they  would be  high-quality,  short-term money market  instruments,  such as U.S. government  securities,  highly rated
commercial  paper,  short-term  corporate  debt  obligations,   or  repurchase
agreements.  MS Fund might also hold these  types of  securities  pending  the investment of proceeds from the sale of Fund's shares or portfolio  securities or to meet  anticipated  redemptions  of Fund shares.  To the extent the Funds
invest  in  these   securities,   they  might  not  achieve  their  investment
objective.

What are the fundamental investment restrictions of the Funds?

      Both  QMAB  Fund  and  MS  Fund  have  certain   additional   investment
restrictions  that are  fundamental  policies,  changeable only by shareholder approval.  Both Funds'  investment  objectives are also fundamental  policies.
Generally,  these  investment  restrictions  are similar between the Funds and are discussed below:

         |_|      Neither Fund can buy securities  issued or guaranteed by any one issuer if more than 5% of their  total  assets  would be invested in  securities of that issuer or if they would then own more than 10%
         of that issuer's voting securities.  That restriction  applies to 75%
         of each Fund's total  assets.  The limit does not apply to securities
         issued  by  the  U.S.   government   or  any  of  its   agencies   or
         instrumentalities,  and in the case of QMAB Fund, securities of other investment companies.

      |_|   Neither  Fund can  invest  in  physical  commodities  or  physical commodity  contracts.  However,  the Funds  can buy and sell  hedging instruments  to  the  extent  specified  in  their  Prospectuses  and
         Statements of  Additional  Information  from time to time.  The Funds
         can  also  buy  and  sell  options,  futures,   securities  or  other
         instruments  backed  by, or the  investment  return  from  which,  is linked to changes in the price of, physical commodities.

|_|   MS Fund cannot  lend money.  However,  it can buy debt  securities  that its investment  policies and restrictions  permit it to purchase.  MS
         Fund  may  also  lend  its  portfolio   securities   subject  to  the
         restrictions  stated in its  Prospectus  and  Statement of Additional
         Information and can enter into repurchase agreements.
|_|   QMAB Fund cannot make loans  except (a) through  lending of  securities,
         (b) through the purchase of debt instruments,  loan participations or similar evidences of indebtedness,  (c) through an inter-fund lending program  with other  affiliated  funds,  and (d)  through  repurchase agreements.

      |_|   Neither Fund can concentrate  investments.  That means they cannot invest  25% or more of their  total  assets in  companies  in any one industry.  For MS  Fund,  obligations  of the  U.S.  government,  its agencies and  instrumentalities  are not  considered to be part of an
         "industry" for purposes of this restriction.

      |_|   Neither  Fund can  underwrite  securities  of other  companies.  A permitted  exception  is in case they are  deemed to be  underwriters under the Securities  Act of 1933 when reselling any securities  held in their own portfolio.

|_|   Neither  Fund can invest in real estate or in  interests in real estate.
         For MS Fund,  this includes  futures  contracts.  However,  QMAB Fund may purchase readily-marketable  securities of companies holding real estate  or  interests  in real  estate.  MS Fund  may  purchase  debt securities secured by real estate or interests in real estate.

|_|   Neither Fund can issue "senior  securities."  However,  that restriction does not  prohibit  the Funds  from  borrowing  money  subject to the provisions set forth in their  Statements of Additional  Information, or from  entering  into  margin,  collateral  or escrow  arrangements permitted by their other investment policies.

|_|   QMAB Fund cannot  borrow  money in excess of 33 1/3% of the value of its total assets.  QMAB Fund may borrow only from banks and/or affiliated investment  companies.  With respect to this fundamental policy, QMAB
         Fund can  borrow  only if it  maintains  a 300%  ratio of  assets  to borrowings  at all times in the  manner  set forth in the  Investment
         Company Act.
      |_|         MS Fund cannot  borrow money in excess of 5% of the value of its total  assets.  It can borrow  only as a  temporary  measure  for extraordinary or emergency purposes.

      |_|               MS Fund cannot invest in the securities  issued by any
         company for the purpose of acquiring  control or  management  of that
         company,   except  in  connection  with  a  merger,   reorganization,
         consolidation or acquisition of assets.  QMAB Fund does not have such a fundamental investment restriction.

      |_|         MS Fund cannot  invest in or hold  securities  of any issuer if  officers  and  Trustees  of MS Fund or the  Manager  individually beneficially  own  more  than  1/2 of 1% of the  securities  of  that issuer  and  together  own  more  than 5% of the  securities  of that issuer.  QMAB  Fund  does  not  have  such a  fundamental  investment restriction.
      |_|               MS Fund  cannot buy  securities  on  margin.  However,
         this  does not  prohibit  MS Fund  from  making  margin  deposits  in connection  with any of the hedging  instruments  permitted by any of its  other  investment  policies.  QMAB  Fund  does not  have  such a fundamental investment restriction.

      MS Fund  cannot  mortgage,  hypothecate  or pledge  any of its assets to secure a debt.  However,  the escrow  arrangements in connection with hedging  instruments  are  not  considered  to  involve  a  mortgage, hypothecation  or pledge.  QMAB Fund does not have such a fundamental investment restriction.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management - Pursuant to each investment advisory agreement, the Manager  acts as the  investment  advisor  for both Funds.  For QMAB Fund, the Manager has retained Prudential  Investment  Management,  the Sub-Advisor,
to provide  day-to-day  portfolio  management for QMAB Fund. The  sub-advisory fee is paid by the Manager out of its  management  fee.  Under the  Investment
Advisory  Agreement for MS Fund and under the  Subadvisory  Agreement for QMAB
Fund,  the Manager,  Adviser,  or SubAdviser is authorized and directed to (i)
regularly  provide  investment  advice and  recommendations  to each Fund with respect to the Fund's  investments,  investment  policies and the purchase and sale of  securities  and other  investments;  (ii)  supervise  and monitor the investment  program  of each  Fund and the  composition  of its  portfolio  to determine what securities and other  investments shall be purchased or sold by the Fund; and (iii)

 arrange for the purchase of securities  and other  investments  for each Fund and the sale of securities and other  investments held in the portfolio of the
Fund.

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required by Federal and state  securities  laws. The  administrative  services to be provided by the Manager under the investment  advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees,  legal and audit  expenses,  custodian and transfer  agent  expenses,  share issuance costs,  certain printing and registration  costs and  non-recurring  expenses, including litigation costs.

      Both  investment  advisory  agreements  generally  provide  that  in the
absence  of  willful   misfeasance,   bad  faith,   gross  negligence  in  the
performance of its duties or reckless  disregard of its obligations and duties under the  investment  advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions in connection  with any  matters  to which the  agreement(s)  relate.  The  agreements  permit the
Manager  to  act  as  investment  advisor  for  any  other  person,   firm  or
corporation.  Pursuant to each agreement,  the Manager is permitted to use the name "Oppenheimer" in connection with other investment  companies for which it may act as  investment  advisor or general  distributor.  If the Manager shall no longer act as  investment  advisor to the Funds,  the Manager may  withdraw the right of the Funds to use the name "Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager and its subsidiaries and controlled  affiliates managed more than $120 billion in assets as of March 31, 2003,  including other  Oppenheimer  funds with more than 7 million  shareholder  accounts.  The  Manager is located at 498 Seventh
Avenue,  New York, New York 10018.  OppenheimerFunds  Services,  a division of the Manager,  acts as transfer and shareholder  servicing agent and is paid an annual per account fee by each of QMAB Fund and MS Fund and for certain  other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares  of both  Funds,  but is not  obligated  to sell a  specific  number of shares.  Expenses normally  attributable to sales,  including  advertising and the cost of printing and mailing  prospectuses  other than those  furnished to existing  shareholders,  are borne by the  Distributor,  except  for those for which the  Distributor is paid under each Fund's Rule 12b-1  Distribution  and
Service Plan described below.

      The Service Plan  provides  for the  reimbursement  to  OppenheimerFunds
Distributor,  Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the personal  service and maintenance of accounts that hold
Class A shares of the  respective  Funds.  Under  the  Class A Service  Plans, reimbursement  is made  quarterly  at an annual rate that may not exceed 0.25%
of the average  annual net assets of Class A shares of the  respective  Funds.
The  Distributor  currently  uses all of  those  fees to  compensate  dealers, brokers,  banks and  other  financial  institutions  quarterly  for  providing personal  service and  maintenance  of accounts of their  customers  that hold
Class A shares of the respective Funds.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B and Class C Plan,  the Funds pay the  Distributor  a service fee at an annual  rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.75% of average  annual net  assets.  Under each
Class N Plan,  the Funds pay the  Distributor  a service fee at an annual rate of 0.25% of average  annual net assets and an  asset-based  sales charge at an annual  rate of 0.25% of  average  annual  net  assets.  All fee  amounts  are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund. The Distributor  uses all of the service fees to  compensate  dealers for providing  personal  services and maintenance  of  accounts  of their  customers  that hold shares of the Funds.
The  Class  B and  Class  N  asset-based  sales  charge  is  retained  by  the
Distributor.  After the first year,  the Class C  asset-based  sales charge is paid to the  broker-dealer as an ongoing  concession for shares that have been
outstanding  for  a  year  or  more.  The  terms  of  the  Funds'   respective
Distribution and Service Plans are substantially similar.

      Purchases and Redemptions - Both Funds are part of the  OppenheimerFunds family of mutual  funds.  Shares  of QMAB  Fund are  offered  for sale only to retirement  plans. The procedures for purchases,  exchanges and redemptions of shares of the Funds are nearly  identical;  however,  for QMAB Fund,  not only can shares be redeemed by mail and telephone,  but by wire as well.  Shares of either  Fund  may  be  exchanged  for  shares  of  the  same  class  of  other
Oppenheimer  funds  offering such shares.  Exchange  privileges are subject to amendment or termination at any time.

      Both Funds  have the same  initial  and  subsequent  minimum  investment amounts  for the  purchase  of  shares.  These  amounts  are  $1,000  and $50, respectively.  Both  Funds  have a maximum  initial  sales  charge of 5.75% on
Class A shares for purchases of less than  $25,000.  The sales charge of 5.75%
is reduced for  purchases of Class A shares of $25,000 or more.  Investors who purchase  $1 million or more of Class A shares  pay no initial  sales  charge.
Class B shares of the Funds are sold  without a  front-end  sales  charge  but investors  will pay an annual  asset-based  sales  charge.  If investors  sell their shares  within six years from the  beginning  of the  calendar  month of their  purchase,  they will  normally  pay a CDSC.  The CDSC  begins at 5% for shares  redeemed in the first year and declines to 1% in the sixth year and is eliminated  after  that.  Class C shares may be  purchased  without an initial sales charge,  but investors will pay an annual  asset-based sales charge, and if  redeemed  within 12 months of buying  them,  a CDSC of 1% will be deducted from the redemption  proceeds.  Class N shares (available only through certain
retirement  plans)  are  purchased  without  an  initial  sales  charge,   but
investors will pay an annual  asset-based sales charge, and if redeemed within
18 months of the retirement  plan's first  purchase of Class N shares,  a CDSC of 1% may be deducted.

      Class A, Class B, Class C and Class N shares of MS Fund  received in the
Reorganization  will be issued at net asset value,  without a sales charge and no CDSC will be imposed on any QMAB Fund shares  exchanged  for MS Fund shares as a result of the  Reorganization.  However,  any CDSC that  applies  to QMAB
Fund shares as of the date of the  exchange  will carry over to MS Fund shares received in the Reorganization.

      Shareholder  Services - Both Funds also offer the following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the same class of certain  other funds at net asset value,  (ix)  telephone and Internet redemption and exchange  privileges,  and (x) for QMAB Fund only, wire  redemptions  of fund  shares  (for a  fee).  All of  such  services  and privileges  are  subject  to  amendment  or  termination  at any  time and are subject to the terms of the Funds' respective prospectuses.

      Dividends and  Distributions - QMAB Fund declares  dividends  separately for each class of shares  from net  investment  income on an annual  basis and pays those  dividends to  shareholders  in December on a date  selected by the
Board of Trustees of the Fund. MS Fund declares dividends  separately for each class of shares  from net  investment  income on a  quarterly  basis in March,
June,  September  and December on a date  selected by the Board of Trustees of the Fund.  Dividends and the distributions  paid on Class A, Class B, Class C, and Class N shares may vary over time,  depending  on market  conditions,  the composition  of the Funds'  portfolios,  and expenses  borne by the particular class of shares.  Dividends  paid on Class A shares will  generally  be higher than  those  paid on Class B,  Class C and Class N shares.  That is because of the  effect of the  asset-based  sales  charge on Class B, Class C and Class N shares.  The Funds have no fixed  dividend rates and there can be no guarantee that either Fund will pay any dividends or distributions.

      Either  Fund  may  realize  capital  gains  on  the  sale  of  portfolio securities.  If  either  does,  it may  make  distributions  out  of  any  net short-term  or  long-term  capital  gains in December of each year.  The Funds may make  supplemental  distributions of dividends and capital gains following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the holders of a majority  of the  outstanding voting  securities  (as defined in the  Investment  Company  Act) of QMAB Fund voting  in the  aggregate  and  not by  class  is  necessary  to  approve  the
Reorganization  Agreement  and  the  transactions   contemplated  thereby.  As
defined  in  the  Investment  Company  Act,  the  vote  of a  majority  of the outstanding  shares  means  the  vote  of  (1)  67% or  more  of  QMAB  Fund's outstanding  shares  present at a meeting  if the  holders of more than 50% of the  outstanding  shares of the Fund are present or represented  by proxy;  or
(2) more than 50% of the Fund's  outstanding  shares,  whichever is less. Each shareholder  will  be  entitled  to  one  vote  for  each  full  share,  and a fractional  vote for each  fractional  share of QMAB Fund  held on the  Record
Date.  If  sufficient  votes to approve the  proposal  are not received by the date  of  the  Meeting,  the  Meeting  may  be  adjourned  to  permit  further solicitation  of  proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy  (whether  or not sufficient to  constitute a quorum) may adjourn the Meeting to permit  further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in three (3) different ways:
o     By mail, with the enclosed proxy card.
o     In person at the Meeting.
o     By telephone (please see the insert for instructions)

      A proxy card is, in essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Reorganization Agreement.

      Votes may also be  recorded  by  telephone.  Shareholders  must  enter a
unique  control  number  found  on  their   respective  proxy  ballots  before
providing voting instructions by telephone.  After a shareholder  provides his
or  her  voting  instructions,   those  instructions  are  read  back  to  the
shareholder  and the shareholder  must confirm his or her voting  instructions before  disconnecting  the  telephone  call.  The  voting  procedures  used in connection with telephone  voting are designed to reasonably  authenticate the identity of  shareholders,  to permit  shareholders to authorize the voting of their shares in accordance with their  instructions  and to confirm that their instructions have been properly recorded.

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary of QMAB Fund at 6803 South  Tucson Way,  Centennial,
Colorado  80112 (if received in time to be acted  upon);  (ii)  attending  the
Meeting and voting in person;  or (iii)  signing and  returning a  later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees of QMAB Fund does not intend to bring any matters before the Meeting other than those  described in this proxy.  It is not aware of any other  matters to be  brought  before  the  Meeting  by others.  If any other  matters  legally  come before the  Meeting,  the proxy  ballots  confer discretionary  authority with respect to such matters, and it is the intention of the  persons  named  as  attorneys-in-fact  to  vote  proxies  to  vote  in accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of QMAB  Fund at the close of  business  on June
18, 2003 (the  "record  date") will be  entitled  to vote at the  Meeting.  On
June 18,  2003,  there  were  827,419.094  outstanding  shares  of QMAB  Fund,
consisting  of  608,583.051  Class  A  shares,   78,821.666  Class  B  shares,
79,938.001  Class C shares and  60,076.376  Class N shares.  On June 18, 2003, there  were  53,735,583.303  outstanding  shares  of MS  Fund,  consisting  of
45,211,418.463  Class A shares,  4,995,373.668  Class B shares,  3,375,500.460
Class C shares,  and  153,290.712  Class N shares.  Under  relevant state law, proxies  representing  abstentions  and broker  non-votes will be included for purposes of  determining  whether a quorum is present at the  Meeting.  Shares owned of record by broker-dealers  for the benefit of their customers ("street account  shares")  will be voted by the  broker-dealer  based on  instructions received  from  its  customers.  If no  instructions  are  received,  and  the broker-dealer  does not have  discretionary  power to vote such street account shares under applicable stock exchange rules, the shares  represented  thereby will  be  considered  to be  present  at the  Meeting  for  purposes  of  only determining the quorum ("broker  non-votes").  Because of the need to obtain a
vote  of  the  majority  of  the   outstanding   voting   securities  for  the
Reorganization  proposal to pass,  abstentions and broker  non-votes will have the  same  effect  as a vote  "against"  the  Proposal.  For  purposes  of the
Meeting,  a majority of shares  outstanding  and entitled to vote,  present in person or represented  by proxy,  constitutes a quorum.  MS Fund  shareholders do not vote on the Reorganization.

What other solicitations will be made?

      QMAB Fund will request  broker-dealer  firms,  custodians,  nominees and fiduciaries to forward proxy  material to the beneficial  owners of the shares of record,  and may reimburse them for their reasonable  expenses  incurred in connection  with such proxy  solicitation.  In  addition to  solicitations  by mail,  officers of QMAB Fund or officers  and  employees  of  OppenheimerFunds
Services,  without extra pay, may conduct additional  solicitations personally or by  telephone  or  telegraph.  Any  expenses so  incurred  will be borne by
OppenheimerFunds   Services.   Proxies  may  also  be  solicited  by  a  proxy
solicitation firm hired at QMAB Fund's expense.  If a proxy  solicitation firm is hired,  it is  anticipated  that the cost of engaging a proxy  solicitation firm  would not exceed  $17,000,  plus the  additional  costs  which  would be incurred in connection with contacting those  shareholders who have not voted, in the event of a need for resolicitation of votes.

Are there appraisal rights?

      No. Under the Investment  Company Act,  shareholders  do not have rights of  appraisal as a result of the  Reorganization.  Although  appraisal  rights are  unavailable,  you have the right to redeem your shares at net asset value until the Valuation Date for the  Reorganization.  After the closing date, you may redeem  your new MS Fund  shares or  exchange  them into shares of certain other funds in the  OppenheimerFunds  family of mutual  funds,  subject to the terms of the prospectuses of both funds.

                  INFORMATION ABOUT MULTIPLE STRATEGIES FUND

      Information  about MS Fund (File no.  811-3864) is included in MS Fund's
Prospectus dated November 22, 2002 as supplemented  January 31, 2003, which is attached to and  considered  a part of this  Prospectus  and Proxy  Statement.
Additional  information  about MS Fund is included in the Fund's  Statement of
Additional  Information  dated  November 30, 2002, and the Annual Report dated
September  30, 2002,  which have been filed with the SEC and are  incorporated herein  by  reference.  You may  request a free  copy of these  materials  and other  information  by  calling  1.800.708.7780  or by  writing  to MS Fund at
OppenheimerFunds  Services,  P.O. Box 5270,  Denver,  CO  80217-5270.  MS Fund
also files  proxy  materials,  reports and other  information  with the SEC in accordance with the informational  requirements of the Securities and Exchange
Act of 1934 and the Investment  Company Act. These  materials can be inspected and copied at: the SEC's Public  Reference  Room in Washington,  D.C.  (Phone:
1.202.942.8090)  or the  EDGAR  database  on the  SEC's  Internet  website  at
www.sec.gov.  Copies may be  obtained  upon  payment of a  duplicating  fee by electronic  request  at the SEC's  e-mail  address:  publicinfo@sec.gov  or by
                                                     ------------------
writing to the SEC's Public Reference Section, Washington, D.C.  20549-0102.

                  INFORMATION ABOUT QM ACTIVE BALANCED FUND

      Information  about QMAB Fund (File no.  811-10153)  is  included  in the current QMAB Fund  Prospectus.  This  document has been filed with the SEC and is incorporated  herein by reference.  Additional  information about QMAB Fund is also  included in the Fund's  Statement  of  Additional  Information  dated
March 28,  2003,  and the Annual  Report dated  November 30, 2002,  which have been  filed with the SEC and are  incorporated  herein by  reference.  You may request  free  copies  of these or other  documents  relating  to QMAB Fund by calling  1.800.708.7780 or by writing to OppenheimerFunds  Services,  P.O. Box
5270,  Denver,  CO  80217-5270.  Reports and other  information  filed by QMAB
Fund can be  inspected  and  copied  at: the SEC's  Public  Reference  Room in
www.sec.gov.  Copies may be  obtained  upon  payment of a  duplicating  fee by electronic  request  at the SEC's  e-mail  address:  publicinfo@sec.gov  or by
                                                     ------------------
writing to the SEC's Public Reference Section, Washington, D.C.  20549-0102.

                            PRINCIPAL SHAREHOLDERS

      As of June 18,  2003,  the  officers  and  Trustees  of QMAB Fund,  as a group,  owned less than 1% of the  outstanding  voting shares of QMAB Fund. As of June 18,  2003,  the only  persons who owned of record or was known by QMAB
Fund to own  beneficially  or of record 5% or more of any class of the  Fund's outstanding shares were as follows:

OppenheimerFunds Distributor, Inc., c/o Tim Abbuhl, Bldg. 2, 6803 S. Tucson Way,
Centennial, CO 80112-3924,  which owned 500,000.000 Class A shares, representing
82.15% of the Class A shares then outstanding.

MLPF&S for the sole benefit of its customers,  Attn.:  Fund Admn./ 4800 Deer
Lake Dr E., Fl. 3, Jacksonville,  FL 32246-6484,  which owned 10,013.790 Class B shares, representing 12.70% of the Class B shares then outstanding.

RPSS Cust 403-B Plan,  Rome City  Schools,  FBO  Anthony J Vinci,  804 Hickory
St., Rome, NY 13440-2132,  which owned 7,157.194 Class B shares,  representing
9.08% of the Class B shares then outstanding.

RPSS TR Rollover Ira, FBO Martin C.  Schneider,  7860 Mission  Center,  Ct. Ste.
205,  San  Diego,   CA  92108-1331,   which  owned  6,476.275  Class  C  shares,
representing 8.10% of the Class C shares then outstanding.

RPSS TR Rollover Ira, FBO Sally Hensley,  3812 N. Miners Loop,  Coeur D Alene,
ID 83815-9691,  which owned  4,314.433 Class C shares,  representing  5.39% of the Class C shares then outstanding.

RPSS TR Blachford  Investments  Inc., 401k Plan, Attn: Dori Witt, 1400 Nuclear
Dr., West  Chicago,  IL  60185-1636,  which owned  21,163.349  Class N shares, representing 35.22% of the Class N shares then outstanding.

RPSS TR Matheny Motor Truck Co. 401(K) Plan, Attn: Marni Kepple,  Po Box 1304,
Parkersburg,   WV  26102-1304,   which  owned   20,673.802   Class  N  shares,
representing 34.41% of the Class N shares then outstanding.

RPSS TR Rollover  Ira, FBO Craig B. Morris,  1618 Galleon Oaks Dr.,  Katy,  TX
77450-5272,  which owned 3,309.294 Class N shares,  representing  5.50% of the
Class N shares then outstanding.

RPSS TR Rollover  Ira,  FBO Kenneth T.  Hartman,  614 Hanover  Ln.,  Irving TX
75062-8918,  which owned 3,272.463 Class N shares,  representing  5.44% of the
Class N shares then outstanding.

      As of June 18, 2003,  the officers and Trustees of MS Fund,  as a group, owned less than 1% of the  outstanding  voting  shares of MS Fund.  As of June
18, 2003,  the only persons who owned of record or was known by MS Fund to own beneficially  or of record 5% or more of any class of the  Fund's  outstanding shares were as follows:

Security Trust Company,  Movado Group Executive  Deferred Comp.  Plan, 2390 E.
Camelback Rd., Ste. 240, Phoenix, AZ 85016-3434,  which owned 26,208.813 Class
N shares, representing 17.09% of the Class N shares then outstanding.

OFI Trust Co.  Cust.,  Judson  Retirement  Community,  FBO P.  Judsreti,  403B
Retirement  Plan, 2181 Ambleside Dr.,  Cleveland,  OH 44106-4645,  which owned
17,787.440  Class N shares,  representing  11.60%  of the Class N shares  then outstanding.

OFI Trust Co. Cust.,  Greater  Cleveland  Hospital Asso.,  FBO Account Pooled,
1226 Huron Rd. E.,  Cleveland,  OH 44115-1702,  which owned  8,374.238 Class N shares, representing 5.46% of the Class N shares then outstanding.

Reliance Trust Co. TR, M&R International  Inc. 401K, P.O. Box 48529,  Atlanta,
GA 30362-1529,  which owned  7,952.716 Class N shares,  representing  5.18% of the Class N shares then outstanding.

By Order of the Board of Trustees

Robert G. Zack, Secretary
July 7, 2003

                Appendix to Prospectus and Proxy Statement of
                     Oppenheimer Multiple Strategies Fund

      Graphic  material  included in the  Prospectus of  Oppenheimer  Multiple
Strategies  Fund under the  heading  "Annual  Total  Returns  (Class A) (as of
12/31 each year)":

      A bar chart will be included  in the  Prospectus  of the Fund  depicting the annual total  returns of a  hypothetical  investment  in Class A shares of the Fund for its ten most  recent  calendar  years,  without  deducting  sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar
--------
Year                                Oppenheimer Multiple Strategies Fund
----                                ------------------------------------
Ended                               Class A Shares
-----                               --------------

12/31/93                            16.30%
12/31/94                            -1.59%
12/31/95                            22.79%
12/31/96                            17.23%
12/31/97                            17.77%
12/31/98                              7.05%
12/31/99                              10.60%
12/31/00                              6.57%
12/31/01                              1.68%
12/31/02                            -10.60%

                Appendix to Prospectus and Proxy Statement of
             Oppenheimer Select Managers QM Active Balanced Fund

      Graphic  material  included  in the  Prospectus  of  Oppenheimer  Select
Managers QM Active  Balanced  Fund under the  heading  "Annual  Total  Returns
(Class A) (as of 12/31 each year)":

      A bar chart will be included  in the  Prospectus  of the Fund  depicting the annual total  returns of a  hypothetical  investment  in Class A shares of the Fund  for the  calendar  year  ended  12/31/02,  without  deducting  sales charges.  Set forth below is the  relevant  data point that will appear on the bar chart.

Calendar
--------
Year                          Oppenheimer Select Managers QM Active Balanced
----                          -----------------------------------------------
                                    Fund
                                    ----
Ended                         Class A Shares
-----                         --------------

12/31/02                            -12.44%

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A  Agreement and Plan of Reorganization between Oppenheimer Select Managers
   QM Active Balanced Fund and Oppenheimer Multiple Strategies Fund

EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
April 28, 2003 by and between  Oppenheimer  Select Managers QM Active Balanced
Fund ("QMAB Fund"),  a Massachusetts  business trust and Oppenheimer  Multiple
Strategies Fund ("MS Fund"), a Massachusetts business trust.

                                 W I T N E S S E T H:

      WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

      WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
amended  (the  "Code"),  of QMAB Fund  through the  acquisition  by MS Fund of substantially  all of the  assets  of QMAB  Fund in  exchange  for the  voting shares of  beneficial  interest  ("shares")  of Class A, Class B, Class C, and
Class  N  shares  of MS  Fund  and  the  assumption  by  MS  Fund  of  certain liabilities  of QMAB  Fund,  for which  Class A, Class B, Class C, and Class N shares  of MS  Fund  are to be  distributed  by  QMAB  Fund  pro  rata  to its shareholders  in complete  liquidation of QMAB Fund and complete  cancellation of its shares;

      NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
contained, the parties hereto agree as follows:

   1. The  parties   hereto   hereby   adopt  this   Agreement   and  Plan  of
Reorganization (the "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The  reorganization  will be comprised of the acquisition by MS Fund of  substantially  all of the  assets  of QMAB Fund in  exchange  for Class A,
Class B, Class C, and Class N shares of MS Fund and the  assumption by MS Fund of certain  liabilities  of QMAB Fund,  followed by the  distribution  of such
Class A,  Class B,  Class C,  and  Class N shares  of MS Fund to the  Class A,
Class B, Class C, and Class N shareholders  of QMAB Fund in exchange for their
Class A,  Class B,  Class C, and  Class N shares  of QMAB  Fund,  all upon and subject to the terms of the Agreement  hereinafter  set forth.  Class Y shares of QMAB Fund will be redeemed prior to the merger.

      The share transfer books of QMAB Fund will be permanently  closed at the close of business on the  Valuation  Date (as  hereinafter  defined)  and only redemption  requests  received  in  proper  form on or prior  to the  close of business on the  Valuation  Date shall be fulfilled  by QMAB Fund;  redemption requests  received  by QMAB Fund after that date shall be treated as  requests for  the  redemption  of  the  shares  of MS  Fund  to be  distributed  to the shareholder in question as provided in Section 5 hereof.

2.    On the Closing Date (as hereinafter defined),  all of the assets of QMAB
Fund on that  date,  excluding  a cash  reserve  (the  "cash  reserve")  to be retained  by QMAB Fund  sufficient  in its  discretion  for the payment of the expenses of QMAB Fund's dissolution and its liabilities,  but not in excess of the amount  contemplated  by Section  10E,  shall be  delivered as provided in
Section 8 to MS Fund,  in exchange  for and  against  delivery to QMAB Fund on the Closing  Date of a number of Class A, Class B, Class C, and Class N shares of MS Fund,  having an  aggregate  net asset  value  equal to the value of the assets of QMAB Fund so transferred and delivered.

   3. The net asset  value of Class A, Class B, Class C, and Class N shares of
MS Fund and the value of the  assets of QMAB Fund to be  transferred  shall in each case be  determined  as of the close of  business  of The New York  Stock
Exchange on the Valuation  Date. The computation of the net asset value of the
Class A,  Class B,  Class C, and  Class N shares  of MS Fund and the  Class A,
Class B,  Class C, and Class N shares of QMAB Fund shall be done in the manner used by MS Fund and QMAB Fund,  respectively,  in the  computation of such net asset  value  per  share as set forth in their  respective  prospectuses.  The methods used by MS Fund in such computation  shall be applied to the valuation of the assets of QMAB Fund to be transferred to MS Fund.

    QMAB Fund shall declare and pay,  immediately prior to the Valuation Date, a dividend or dividends  which,  together  with all previous  such  dividends, shall have the effect of distributing to QMAB Fund's  shareholders all of QMAB
Fund's investment  company taxable income for taxable years ending on or prior to the Closing Date (computed  without  regard to any dividends  paid) and all of its net capital gain, if any,  realized in taxable years ending on or prior to the Closing Date (after reduction for any capital loss carry-forward).

   4. The   closing   (the   "Closing")   shall   be   at   the   offices   of
OppenheimerFunds,  Inc. (the "Agent"),  6803 South Tucson Way, Centennial,  CO
80112,  on such time or such other place as the parties  may  designate  or as provided  below (the "Closing  Date").  The business day preceding the Closing
Date is herein referred to as the "Valuation Date."

    In the event that on the Valuation Date either party has,  pursuant to the
Investment  Company  Act of  1940,  as  amended  (the  "Act"),  or  any  rule, regulation  or order  thereunder,  suspended  the  redemption of its shares or postponed  payment  therefore,  the Closing Date shall be postponed  until the first  business  day  after  the date  when  both  parties  have  ceased  such suspension or postponement;  provided,  however, that if such suspension shall continue  for a period of 60 days beyond the  Valuation  Date,  then the other party to the Agreement  shall be permitted to terminate the Agreement  without liability to either party for such termination.

5.    In  conjunction  with the Closing,  QMAB Fund shall  distribute on a pro rata basis to the  shareholders of QMAB Fund as of the Valuation Date Class A,
Class B, Class C, and Class N shares of MS Fund  received  by QMAB Fund on the
Closing Date in exchange  for the assets of QMAB Fund in complete  liquidation of QMAB Fund;  for the  purpose of the  distribution  by QMAB Fund of Class A,
Class B, Class C, and Class N shares of MS Fund to QMAB  Fund's  shareholders,
MS Fund will promptly  cause its transfer  agent to: (a) credit an appropriate number  of Class A,  Class B,  Class C, and  Class N shares  of MS Fund on the books of MS Fund to each Class A,  Class B,  Class C, and Class N  shareholder of QMAB Fund in accordance with a list (the  "Shareholder  List") of QMAB Fund shareholders  received from QMAB Fund; and (b) confirm an  appropriate  number of Class A,  Class B,  Class C, and Class N shares of MS Fund to each Class A,
Class B,  Class C, and Class N  shareholder  of QMAB  Fund;  certificates  for
Class A shares of MS Fund  will be issued  upon  written  request  of a former shareholder  of QMAB Fund but only for whole shares,  with  fractional  shares credited  to the  name of the  shareholder  on the  books  of MS Fund and only after any share certificates for QMAB Fund are returned to the transfer agent.

    The Shareholder  List shall  indicate,  as of the close of business on the
Valuation  Date,  the name  and  address  of each  shareholder  of QMAB  Fund, indicating  his  or  her  share  balance.  QMAB  Fund  agrees  to  supply  the
Shareholder  List to MS Fund not later than the Closing Date.  Shareholders of
QMAB  Fund  holding  certificates  representing  their  shares  shall  not  be required to surrender  their  certificates  to anyone in  connection  with the reorganization.  After the Closing  Date,  however,  it will be necessary  for such  shareholders  to  surrender  their  certificates  in  order  to  redeem, transfer or pledge the shares of MS Fund which they received.

   6. Within one year after the Closing  Date,  QMAB Fund shall (a) either pay or make  provision for payment of all of its  liabilities  and taxes,  and (b)
either (i) transfer any  remaining  amount of the cash reserve to MS Fund,  if such remaining  amount (as reduced by the estimated cost of distributing it to shareholders)  is not  material  (as defined  below) or (ii)  distribute  such remaining  amount  to the  shareholders  of QMAB Fund on the  Valuation  Date.
Such  remaining  amount  shall be deemed to be  material  if the  amount to be distributed,  after deduction of the estimated  expenses of the  distribution, equals  or  exceeds  one  cent  per  share  of QMAB  Fund  outstanding  on the
Valuation Date.

   7. Prior to the  Closing  Date,  there  shall be  coordination  between the parties as to their respective  portfolios so that, after the Closing, MS Fund will be in compliance  with all of its investment  policies and  restrictions.
At the  Closing,  QMAB  Fund  shall  deliver  to MS Fund two  copies of a list setting  forth the  securities  then  owned by QMAB Fund.  Promptly  after the
Closing,  QMAB  Fund  shall  provide  to MS  Fund a  list  setting  forth  the respective federal income tax bases thereof.

8.    Portfolio  securities  or  written  evidence  acceptable  to MS  Fund of record  ownership  thereof by The  Depository  Trust  Company  or through  the
Federal  Reserve  Book Entry System or any other  depository  approved by QMAB
Fund  pursuant  to Rule 17f-4 and Rule 17f-5  under the Act shall be  endorsed
and  delivered,   or   transferred  by  appropriate   transfer  or  assignment
documents,  by QMAB Fund on the Closing Date to MS Fund, or at its  direction, to its  custodian  bank,  in proper form for transfer in such  condition as to constitute good delivery  thereof in accordance with the custom of brokers and shall be  accompanied  by all necessary  state  transfer  stamps,  if any. The cash delivered  shall be in the form of certified or bank cashiers'  checks or by bank wire or  intra-bank  transfer  payable to the order of MS Fund for the account  of MS Fund.  Class A, Class B, Class C, and Class N shares of MS Fund representing  the  number of Class A,  Class B, Class C, and Class N shares of
MS Fund being  delivered  against the assets of QMAB Fund,  registered  in the name of QMAB Fund,  shall be  transferred  to QMAB Fund on the  Closing  Date.
Such shares shall  thereupon be assigned by QMAB Fund to its  shareholders  so that the shares of MS Fund may be distributed as provided in Section 5.

      If, at the  Closing  Date,  QMAB Fund is unable to make  delivery  under this Section 8 to MS Fund of any of its  portfolio  securities or cash for the reason  that  any of such  securities  purchased  by QMAB  Fund,  or the  cash proceeds of a sale of  portfolio  securities,  prior to the Closing  Date have not yet been  delivered  to it or QMAB  Fund's  custodian,  then the  delivery requirements of this Section 8 with respect to said undelivered  securities or cash  will be  waived  and  QMAB  Fund  will  deliver  to MS Fund by or on the
Closing  Date with respect to said  undelivered  securities  or cash  executed copies of an  agreement  or  agreements  of  assignment  in a form  reasonably satisfactory to MS Fund,  together with such other documents,  including a due bill or due  bills  and  brokers'  confirmation  slips  as may  reasonably  be required by MS Fund.
   9. MS  Fund  shall  not  assume  the  liabilities   (except  for  portfolio
securities  purchased  which have not settled and for  shareholder  redemption
and  dividend   checks   outstanding)  of  QMAB  Fund,  but  QMAB  Fund  will,
nevertheless,  use its best efforts to discharge all known liabilities, so far as may be  possible,  prior to the  Closing  Date.  The cost of  printing  and mailing  the  proxies and proxy  statements  will be borne by QMAB Fund.  QMAB
Fund and MS Fund  will bear the cost of their  respective  tax  opinions.  Any documents  such as existing  prospectuses  or annual reports that are included in that  mailing will be a cost of the Fund  issuing the  document.  Any other out-of-pocket  expenses  of  MS  Fund  and  QMAB  Fund  associated  with  this reorganization,  including legal, accounting and transfer agent expenses, will be borne by QMAB Fund and MS Fund,  respectively,  in the  amounts so incurred by each.

   10.      The  obligations  of MS Fund  hereunder  shall be  subject  to the following conditions:

      A. The  Board  of  Trustees  of QMAB  Fund  shall  have  authorized  the execution  of the  Agreement,  and the  shareholders  of QMAB Fund  shall have approved the  Agreement and the  transactions  contemplated  hereby,  and QMAB
Fund shall have  furnished  to MS Fund  copies of  resolutions  to that effect certified by the  Secretary  or the  Assistant  Secretary  of QMAB Fund;  such shareholder  approval shall have been by the affirmative  vote required by the
Massachusetts  Law and its charter  documents  at a meeting for which  proxies have been  solicited by the Proxy  Statement and  Prospectus  (as  hereinafter defined).

      B. MS Fund shall have  received an opinion  dated as of the Closing Date from  counsel  to QMAB Fund,  to the  effect  that (i) QMAB Fund is a business trust duly organized,  validly existing and in good standing under the laws of the  State  of  Massachusetts  with  full  corporate  powers  to  carry on its business as then being  conducted and to enter into and perform the Agreement;
and (ii) that all action  necessary  to make the  Agreement,  according to its
terms,  valid,   binding  and  enforceable  on  QMAB  Fund  and  to  authorize effectively the transactions  contemplated by the Agreement have been taken by
QMAB Fund.  Massachusetts counsel may be relied upon for this opinion.

      C. The  representations  and  warranties of QMAB Fund  contained  herein shall be true and  correct at and as of the  Closing  Date,  and MS Fund shall have been furnished with a certificate of the President,  or a Vice President, or the Secretary or the Assistant  Secretary or the Treasurer or the Assistant
Treasurer of QMAB Fund, dated as of the Closing Date, to that effect.

D.    On the  Closing  Date,  QMAB  Fund  shall  have  furnished  to MS Fund a certificate  of the  Treasurer or  Assistant  Treasurer of QMAB Fund as to the
amount of the capital  loss  carry-over  and net  unrealized  appreciation  or depreciation, if any, with respect to QMAB Fund as of the Closing Date.

      E. The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets,  nor 30% in value of the  gross  assets,  of QMAB Fund at the close of business on the Valuation Date.

F.    A  Registration  Statement  on Form  N-14  filed  by MS Fund  under  the
Securities Act of 1933, as amended (the "1933 Act"),  containing a preliminary form of the Proxy Statement and Prospectus,  shall have become effective under the 1933 Act.

      G. On the  Closing  Date,  MS Fund  shall have  received  a letter  from
Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
acceptable  to MS Fund,  stating that nothing has come to his or her attention which in his or her judgment  would indicate that as of the Closing Date there were any material,  actual or contingent  liabilities of QMAB Fund arising out of  litigation  brought  against QMAB Fund or claims  asserted  against it, or pending  or to  the  best  of  his  or  her  knowledge  threatened  claims  or litigation  not  reflected  in  or  apparent  from  the  most  recent  audited financial  statements  and  footnotes  thereto  of QMAB Fund  delivered  to MS
Fund.  Such letter may also include  such  additional  statements  relating to
the  scope  of  the  review   conducted   by  such   person  and  his  or  her
responsibilities   and   liabilities  as  are  not   unreasonable   under  the
circumstances.

      H. MS Fund shall  have  received  an  opinion,  dated as of the  Closing
Date, of Deloitte & Touche LLP (or an appropriate  substitute tax expert),  to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

I.    MS Fund shall have  received  at the  Closing  all of the assets of QMAB
Fund to be conveyed  hereunder,  which  assets  shall be free and clear of all
liens,   encumbrances,   security  interests,   restrictions  and  limitations
whatsoever.

   11.      The  obligations  of QMAB Fund  hereunder  shall be subject to the following conditions:

      A. The Board of Trustees of MS Fund shall have  authorized the execution of the  Agreement,  and the  transactions  contemplated  thereby,  and MS Fund shall  have  furnished  to QMAB Fund  copies  of  resolutions  to that  effect certified by the Secretary or the Assistant Secretary of MS Fund.

      B. QMAB Fund's  shareholders  shall have  approved the Agreement and the transactions  contemplated  hereby,  by an  affirmative  vote  required by the
Massachusetts  Law  and  its  charter  documents  and  QMAB  Fund  shall  have furnished  MS Fund  copies of  resolutions  to that  effect  certified  by the
Secretary or an Assistant Secretary of QMAB Fund.

C.    QMAB Fund shall have  received an opinion  dated as of the Closing  Date from  counsel to MS Fund,  to the effect that (i) MS Fund is a business  trust duly  organized,  validly  existing and in good standing under the laws of the
Commonwealth  of  Massachusetts  with full powers to carry on its  business as then being  conducted  and to enter into and perform the  Agreement;  (ii) all actions  necessary  to make the  Agreement,  according  to its  terms,  valid, binding  and  enforceable  upon  MS  Fund  and to  authorize  effectively  the transactions  contemplated  by the Agreement  have been taken by MS Fund;  and
(iii) the shares of MS Fund to be issued  hereunder  are duly  authorized  and when issued will be validly issued,  fully-paid and non-assessable,  except as set forth under  "Shareholder and Trustee Liability" in MS Fund's Statement of
Additional  Information.  Massachusetts  counsel  may be relied  upon for this opinion.

      D. The  representations and warranties of MS Fund contained herein shall be true and  correct at and as of the Closing  Date,  and QMAB Fund shall have been furnished  with a certificate  of the President,  a Vice President or the
Secretary  or the  Assistant  Secretary  or  the  Treasurer  or the  Assistant
Treasurer of the Trust to that effect dated as of the Closing Date.

      E. QMAB Fund shall have  received an opinion of Deloitte & Touche LLP to the effect that the federal tax  consequences of the  transaction,  if carried out in the manner  outlined in the Agreement  and in accordance  with (i) QMAB
Fund's  representation  that  there is no plan or  intention  by any QMAB Fund shareholder  who owns 5% or more of QMAB Fund's  outstanding  shares,  and, to
QMAB Fund's best  knowledge,  there is no plan or intention on the part of the remaining  QMAB Fund  shareholders,  to redeem,  sell,  exchange or  otherwise dispose of a number of MS Fund shares received in the  transaction  that would reduce  QMAB Fund  shareholders'  ownership  of MS Fund  shares to a number of shares  having a value,  as of the Closing Date, of less than 50% of the value of all of the formerly  outstanding  QMAB Fund shares as of the same date, and
(ii)  the  representation  by each of QMAB  Fund and MS Fund  that,  as of the
Closing  Date,  QMAB Fund and MS Fund will  qualify  as  regulated  investment companies or will meet the  diversification  test of Section  368(a)(2)(F)(ii)
of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
Code, and under the regulations promulgated thereunder.

         2. QMAB  Fund  and  MS  Fund  will  each  qualify  as a  "party  to a reorganization" within the meaning of Section 368(b)(2) of the Code.

         3. No gain or loss will be  recognized  by the  shareholders  of QMAB
Fund upon the  distribution  of Class A,  Class B, Class C, and Class N shares of beneficial  interest in MS Fund to the  shareholders  of QMAB Fund pursuant to Section 354 of the Code.

         4. Under  Section  361(a)  of the  Code  no  gain  or  loss  will  be recognized  by QMAB Fund by reason of the  transfer of  substantially  all its assets in  exchange  for Class A,  Class B,  Class C, and Class N shares of MS
Fund.

         5. Under  Section 1032 of the Code no gain or loss will be recognized by MS Fund by reason  of the  transfer  of  substantially  all of QMAB  Fund's assets in  exchange  for Class A,  Class B,  Class C, and Class N shares of MS
Fund and MS Fund's assumption of certain liabilities of QMAB Fund.

         6. The  shareholders  of QMAB  Fund  will have the same tax basis and holding  period  for the  Class A,  Class B,  Class C, and  Class N shares  of beneficial  interest  in MS Fund that they  receive  as they had for QMAB Fund shares that they  previously  held,  pursuant to Section  358(a) and  1223(1), respectively, of the Code.

         7. The  securities  transferred by QMAB Fund to MS Fund will have the same tax  basis  and  holding  period  in the hands of MS Fund as they had for
QMAB Fund, pursuant to Section 362(b) and 1223(1), respectively, of the Code.

      F. The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets,  nor 30% in value of the  gross  assets,  of QMAB Fund at the close of business on the Valuation Date.

      G. A  Registration  Statement  on Form N-14  filed by MS Fund  under the
1933  Act,   containing  a  preliminary   form  of  the  Proxy  Statement  and
Prospectus, shall have become effective under the 1933 Act.

      H. On the  Closing  Date,  QMAB Fund shall have  received a letter  from
Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
acceptable  to  QMAB  Fund,  stating  that  nothing  has  come  to  his or her attention  which in his or her judgment  would indicate that as of the Closing
Date there were any  material,  actual or  contingent  liabilities  of MS Fund arising out of litigation  brought against MS Fund or claims asserted  against it, or pending or, to the best of his or her knowledge,  threatened  claims or litigation not reflected in or apparent by the most recent  audited  financial statements  and  footnotes  thereto of MS Fund  delivered  to QMAB Fund.  Such letter may also include such  additional  statements  relating to the scope of the  review  conducted  by such  person  and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

I.    QMAB Fund  shall  acknowledge  receipt of the Class A, Class B, Class C,
Class N and Class Y shares of MS Fund.

   12.      QMAB Fund hereby represents and warrants that:

      A. The audited  financial  statements  of QMAB Fund as of  November  30,
2002  and  unaudited  financial  statements  as of  May  31,  2003  heretofore furnished  to MS Fund,  present  fairly  the  financial  position,  results of operations,  and  changes  in net  assets  of QMAB  Fund as of that  date,  in conformity with generally  accepted  accounting  principles applied on a basis consistent  with the  preceding  year;  and that from May 31, 2003 through the date hereof  there have not been,  and through the Closing Date there will not be, any material  adverse  change in the  business or  financial  condition of
QMAB Fund,  it being  agreed that a decrease in the size of QMAB Fund due to a diminution  in the value of its  portfolio  and/or  redemption  of its  shares shall not be considered a material adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
contemplated thereby by QMAB Fund's  shareholders,  QMAB Fund has authority to transfer  all of the  assets of QMAB Fund to be  conveyed  hereunder  free and clear  of  all  liens,  encumbrances,  security  interests,  restrictions  and limitations whatsoever;

C.    The Prospectus,  as amended and  supplemented,  contained in QMAB Fund's
Registration  Statement under the 1933 Act, as amended,  is true,  correct and complete,  conforms to the  requirements  of the 1933 Act and does not contain any  untrue  statement  of a material  fact or omit to state a  material  fact required to be stated therein or necessary to make the statements  therein not misleading.  The Registration  Statement,  as amended,  was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete, conformed to the  requirements  of the 1933 Act and did not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated therein or necessary to make the statements therein not misleading;

      D. There  is no  material  contingent  liability  of  QMAB  Fund  and no material  claim and no material  legal,  administrative  or other  proceedings pending or, to the knowledge of QMAB Fund,  threatened  against QMAB Fund, not reflected in such Prospectus;

      E. Except  for  the   Agreement,   there  are  no   material   contracts
outstanding  to which QMAB Fund is a party  other than those  ordinary  in the conduct of its business;

      F. QMAB Fund is a Massachusetts  business trust duly organized,  validly existing and in good  standing  under the laws of the State of  Massachusetts;
and has all necessary  and material  Federal and state  authorizations  to own all of its assets and to carry on its  business  as now being  conducted;  and
QMAB Fund is duly registered under the Act and such  registration has not been rescinded or revoked and is in full force and effect;

      G. All federal  and other tax returns and reports of QMAB Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the knowledge of QMAB Fund no such return is  currently  under audit and no  assessment  has been  asserted  with respect to such returns; and

      H. QMAB  Fund has  elected  that  QMAB Fund be  treated  as a  regulated investment company and, for each fiscal year of its operations,  QMAB Fund has met the  requirements  of  Subchapter  M of the  Code  for  qualification  and treatment  as a regulated  investment  company  and QMAB Fund  intends to meet such requirements with respect to its current taxable year.

13.   MS Fund hereby represents and warrants that:

A.    The audited  financial  statements  of MS Fund as of September  30, 2002 and unaudited financial  statements as of March 31, 2003 heretofore  furnished to QMAB Fund,  present fairly the financial  position,  results of operations, and  changes in net assets of MS Fund,  as of that date,  in  conformity  with generally  accepted  accounting  principles applied on a basis consistent with the  preceding  year;  and that from April 30,  2003  through  the date hereof there  have not been,  and  through  the  Closing  Date there will not be, any material  adverse  changes in the business or financial  condition of MS Fund, it  being  understood  that  a  decrease  in  the  size  of MS  Fund  due to a diminution  in the value of its  portfolio  and/or  redemption  of its  shares shall not be considered a material or adverse change;

B.    The  Prospectus,  as amended and  supplemented,  contained  in MS Fund's
Registration  Statement  under the 1933 Act, is true,  correct  and  complete, conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated  therein or necessary to make the  statements  therein not  misleading.
The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a  material  fact or omit to  state a  material  fact  required  to be  stated
therein or necessary to make the statements therein not misleading;

      C. Except for this Agreement,  there is no material contingent liability of MS Fund and no material  claim and no  material  legal,  administrative  or other proceedings pending or, to the knowledge of MS Fund,  threatened against
MS Fund, not reflected in such Prospectus;

      D. There are no  material  contracts  outstanding  to which MS Fund is a party other than those ordinary in the conduct of its business;

     E. MS Fund is a business trust duly organized, validly existing and in good standing under the laws of the  Commonwealth of  Massachusetts;  MS Fund has all
necessary  and  material  federal  and  state  authorizations  to  own  all  its properties and assets and to carry on its business as now being  conducted;  the
Class A, Class B, Class C, and Class N shares of MS Fund which it issues to QMAB
Fund  pursuant  to the  Agreement  will  be  duly  authorized,  validly  issued, fully-paid  and  non-assessable,  except as set forth under  "Shareholder  &
Trustee  Liability"  in MS Fund's  Statement  of  Additional  Information,  will conform to the description thereof contained in MS Fund's Registration Statement and  will be  duly  registered  under  the  1933  Act  and in the  states  where registration is required;  and MS Fund is duly registered under the Act and such registration has not been revoked or rescinded and is in full force and effect;

      F. All federal and other tax returns and reports of MS Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said returns and reports have been paid or provision  shall have been made for the  payment  thereof  and to the best of the  knowledge  of MS Fund,  no such return is  currently  under audit and no  assessment  has been  asserted  with respect to such  returns and to the extent such tax  returns  with  respect to the  taxable  year of MS Fund ended  September  30,  2002 have not been filed, such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G. MS Fund has elected to be treated as a regulated  investment  company and, for each fiscal year of its operations,  MS Fund has met the requirements of  Subchapter M of the Code for  qualification  and  treatment as a regulated investment  company and MS Fund intends to meet such requirements with respect to its current taxable year;

      H.  MS  Fund  has no  plan or  intention  (i) to  dispose  of any of the assets  transferred  by QMAB  Fund,  other  than  in the  ordinary  course  of business,  or (ii) to redeem or  reacquire  any of the Class A, Class B, Class
C, and Class N shares issued by it in the  reorganization  other than pursuant to valid requests of shareholders; and

      I. After   consummation   of  the   transactions   contemplated  by  the
Agreement,  MS  Fund  intends  to  operate  its  business  in a  substantially unchanged manner.

   14.       Each  party  hereby  represents  to the  other  that no broker or finder  has  been  employed  by it  with  respect  to  the  Agreement  or  the transactions  contemplated  hereby. Each party also represents and warrants to the  other  that the  information  concerning  it in the Proxy  Statement  and
Prospectus will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary to make the  statements  concerning it therein not  misleading and that the financial  statements  concerning it will present the  information  shown fairly in accordance  with generally  accepted accounting  principles  applied on a basis consistent with the preceding year.
Each party also  represents  and  warrants to the other that the  Agreement is valid,  binding  and  enforceable  in  accordance  with its terms and that the execution,  delivery and  performance  of the Agreement will not result in any violation of, or be in conflict with,  any provision of any charter,  by-laws, contract,  agreement,  judgment,  decree or order to which it is subject or to which it is a party.  MS Fund hereby  represents  to and  covenants  with QMAB
Fund that, if the reorganization  becomes  effective,  MS Fund will treat each shareholder  of QMAB Fund who received any of MS Fund's  shares as a result of the  reorganization  as having made the minimum initial  purchase of shares of
MS Fund  received by such  shareholder  for the  purpose of making  additional investments in shares of MS Fund,  regardless of the value of the shares of MS
Fund received.

   15.       MS Fund  agrees  that it will  prepare  and  file a  Registration
Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of proxy  statement  and  prospectus  contemplated  by Rule 145 under the
1933 Act. The final form of such proxy  statement  and  prospectus is referred to in the  Agreement  as the  "Proxy  Statement  and  Prospectus."  Each party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Proxy  Statement  and  Prospectus  as may be  necessary  or desirable  in this  connection.  QMAB Fund  covenants  and agrees to liquidate and  dissolve  under the laws of the  State of  Massachusetts,  following  the
Closing,  and,  upon Closing,  to cause the  cancellation  of its  outstanding shares.

   16.       The  obligations  of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

   17.       The  Agreement may be executed in several  counterparts,  each of which shall be deemed an original,  but all taken  together  shall  constitute one  Agreement.  The rights and  obligations  of each  party  pursuant  to the
Agreement shall not be assignable.

   18.       All prior or contemporaneous  agreements and  representations are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

   19.      MS Fund  understands  that the  obligations of QMAB Fund under the
Agreement  are not  binding  upon any  Trustee  or  shareholder  of QMAB  Fund personally,  but  bind  only  QMAB  Fund  and QMAB  Fund's  property.  MS Fund represents  that it has notice of the  provisions of the  Declaration of Trust of QMAB  Fund  disclaiming  shareholder  and  trustee  liability  for  acts or obligations of QMAB Fund.

   20.      QMAB Fund  understands  that the  obligations of MS Fund under the
Agreement  are  not  binding  upon  any  trustee  or  shareholder  of MS  Fund personally,  but  bind  only  MS  Fund  and  MS  Fund's  property.  QMAB  Fund represents  that it has notice of the  provisions of the  Declaration of Trust of  MS  Fund  disclaiming  shareholder  and  trustee  liability  for  acts  or obligations of MS Fund.

    IN WITNESS  WHEREOF,  each of the parties has caused the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                                          OPPENHEIMER SELECT MANAGERS QM
                                          ACTIVE BALANCED FUND

                                          By:   ______________________
                                                Robert G. Zack
                                                Vice President and Secretary

                                          OPPENHEIMER MULTIPLE STRATEGIES FUND

                                          By:   ______________________
                                                Robert G. Zack
                                                Secretary

                     STATEMENT OF ADDITIONAL INFORMATION

                      TO PROSPECTUS AND PROXY STATEMENT

                                    PART B

                       Acquisition of the Assets of the
             OPPENHEIMER SELECT MANAGERS QM ACTIVE BALANCED FUND

                     By and in exchange for Shares of the
                     OPPENHEIMER MULTIPLE STRATEGIES FUND

      This Statement of Additional  Information  to this  Prospectus and Proxy
Statement  (the  "SAI")  relates  specifically  to the  proposed  delivery  of substantially  all of the  assets of  Oppenheimer  Select  Managers  QM Active
Balanced  Fund ("QMAB  Fund") for shares of  Oppenheimer  Multiple  Strategies
Fund ("MS Fund").

      This SAI consists of this Cover Page and the  following  documents:  (i)
audited financial  statements for the 12-month period ended November 30, 2002, and financial  statements  for the six-month  period ended May 31, 2003 (to be filed upon availability),  respectively,  of QMAB Fund; (ii) audited financial statements  for the 12-month  period ended  September 30, 2002,  and financial statements for the six-month period ended March 31, 2003, respectively,  of MS
Fund;  (iii) the Prospectus of QMAB Fund dated March 28, 2003, as supplemented
May 7, 2003 and May 19, 2003; (iv) the Statement of Additional  Information of
QMAB Fund dated March 28, 2003;  and (iv) the  Prospectus  dated  November 22,
2002,  as  supplemented  June  10,  2003,  and  the  Statement  of  Additional
Information of MS Fund dated November 22, 2002, as supplemented June 10, 2003.

      This SAI is not a  Prospectus;  you should read this SAI in  conjunction with the Prospectus and Proxy  Statement  dated July 7, 2003,  relating to the above-referenced  transaction.  You can request a copy of the  Prospectus  and
Proxy  Statement  by calling  1.800.708.7780  or by  writing  OppenheimerFunds
Services at P.O. Box 5270,  Denver,  Colorado  80217.  The date of this SAI is
July 7, 2003.

March 31, 2003

       Oppenheimer
       Multiple Strategies Fund

                                                          Semiannual
                                                            Report
                                                          ----------
                                                          Management
                                                         Commentaries

Fund Highlights

Performance Update

Investment Strategy Discussion

Financial Statements

"Our approach to stock selection can best be characterized as a balance of value and growth at a reasonable price. We evaluate investment opportunities one company at a time to identify those that we believe have above-average business fundamentals at below-average prices. The Fund's fixed-income investments, which are managed by OppenheimerFunds' high-grade bond
team, seek to produce high levels of current income from a mix of different types of bonds."

                                                  [LOGO] OppenheimerFunds(R)
                                                  The Right Way to Invest

HIGHLIGHTS
--------------------------------------------------------------------------------

Fund Objective
Oppenheimer Multiple Strategies Fund seeks high total investment return consistent with preservation of principal.

Fund Highlight
o On January 13, 2003, Christopher Leavy, head of Oppenheimer's value equity investment team, and Emmanuel Ferreira took over management of the equity component of the Fund, while Angelo Manioudakis, head of Oppenheimer's high-grade fixed income team, assumed control of the Fund's fixed income portfolio.
o The Fund continued to provide solid relative results, as the Fund's Class A shares (@NAV) ranked in the top 35% of its Lipper Balanced Fund peer group for the one-year period ended March 31, 2003. 1

    CONTENTS

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Managers

 8  Financial
    Statements

39  Trustees and Officers

Cumulative Total Returns*
          For the 6-Month Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------------
Class A   5.41%        -0.65%
----------------------------------------
Class B   4.95         -0.06
----------------------------------------
Class C   5.00          4.00
----------------------------------------
Class N   4.99          3.99

----------------------------------------

Average Annual Total Returns*
          For the 1-Year Period
          Ended 3/31/03

          Without      With
          Sales Chg.   Sales Chg.
----------------------------------------
Class A   -12.09%      -17.15%
----------------------------------------
Class B   -12.89       -17.19
----------------------------------------
Class C   -12.85       -13.71
----------------------------------------
Class N   -12.61       -13.46

1. Lipper, Inc. Lipper rankings are based on total returns, but do not consider
sales charges. The Fund's Class A shares ranked #176/502, #88/334 and #23/90 for
the one-, five- and 10-year periods ended 3/31/03. Lipper ranking is for the
Class A share class only; other classes may have different performance characteristics. Rankings are relative peer group ratings and do not necessarily
mean that the fund had high total returns. Past performance is no guarantee of future results.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not
guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details. Past performance is no guarantee of future results.

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder,

It is nearly impossible to reflect on the past six months without thinking about the war with Iraq. We  experienced a range of emotions in the days leading up to the war and  especially  as the media  brought the war into our homes,  as never before.

     At  OppenheimerFunds,  we face the difficult task of looking beyond the war to see its long-term impact, together with other factors, on the global economy, the  financial  markets  and,  in the  end,  your  investment  with  us.  It's a responsibility  that we take very seriously and becomes our primary focus during uncertain times like these.

     It is  our  strong  belief  that  investors  can be  well  served  by  this professional  insight and by the guidance  provided by a financial  advisor.  In partnership with OppenheimerFunds,  your financial advisor can help you navigate through this volatile and sometimes unpredictable environment.  We encourage you to continue  to work  closely  with your  advisor to develop  and  implement  an investment plan that fits your goals and risk tolerance. On our end, we continue to be the  home  to  some  of  the  most  experienced  and  talented  investment professionals in the industry.  They remain focused on proven methods that drive informed,  intelligent  investment decisions.  It is an approach we are proud of and one that has served investors well in a variety of market conditions.

     We've  found  that in good times and bad,  the  fundamental  principles  of investing  remain  key  for  financial  success.  These  principles--  investing according to your goals,  diversifying  your portfolio and  benefiting  from the value of  professional  investment  advice--are  simple  ideas that have  proven themselves over time, and, we believe, will prove themselves again. We thank you for your continued confidence in OppenheimerFunds and encourage you to visit our website,  www.oppenheimerfunds.com,  or speak with your  advisor  for up to date information on your investments and the markets.

Sincerely,

/S/ JOHN V. MURPHY
John V. Murphy
April 22, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are
not intended to predict performance of the securities markets or any particular
fund. Specific information that applies to your Fund is contained in the pages that follow.

[PHOTO]

John V. Murphy
President
Oppenheimer
Multiple Strategies Fund

                    1 | OPPENHEIMER MULTIPLE STRATEGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

Q How did  Oppenheimer  Multiple  Strategies  Fund perform  during the six-month period that ended March 31, 2003?

A. We are pleased that the Fund's returns have beaten those of its Lipper
Balanced Fund category average in a challenging investment environment. 2 We attribute the Fund's strong relative performance to our decision to reduce its equity exposure and increase its exposure to bonds. This shift benefited performance when the fixed-income markets continued to rally and the overall stock market declined during the reporting period.

The Fund's management changed during the reporting period. How has this affected the Fund? On January 13, 2003,  Christopher Leavy and myself [Emmanuel Ferreira]
took  over  management  of the  equity  component  of  the  Fund,  while  Angelo
Manioudakis  assumed  control of the Fund's  fixed  income  portfolio.  The Fund continues  to seek  capital  growth  through a  portfolio  diversified  not just between stocks and bonds, but also among various  investment  styles and regions of the world.

     Our approach to stock selection can best be  characterized  as a balance of value  and  GARP,  "growth  at  a  reasonable  price."  We  evaluate  investment opportunities  one  company at a time to  identify  those  that we believe  have above-average  business fundamentals at below average prices.  OppenheimerFunds'
high-grade  bond team manages the Fund's  fixed-income  investments,  seeking to produce high levels of current income from a mix of different types of bonds.

Why  did  you  reduce  the  Fund's  equity  exposure  and  increase  the  Fund's fixed-income  component?  A  confluence  of  negative  market  forces led to our decision  to  change  the  Fund's  allocation  to  equities  from  about  51% of
investment  value  to  approximately   45%  (as  of  3/31/03).   These  included
persistently  weak global economic growth,  high oil and gas prices,  plummeting consumer confidence and escalating

[SIDEBAR]
Portfolio
Management Team
Emmanuel Ferreira
Christopher Leavy
Angelo Manioudakis

2. The Fund's performance is compared to the 3.53% six-month average total return of the funds in the Lipper Balanced Fund category.

                    2 | OPPENHEIMER MULTIPLE STRATEGIES FUND

geopolitical tensions. Under these challenging conditions, we believed that a slightly lower exposure to stocks was prudent.

     However, these same influences have generally benefited the U.S. bond market, as the sluggish economy caused the Federal Reserve Board to reduce short-term interest rates by another half point (to 1.25%) in November 2002.
Since bond yields and prices move in opposite directions, lower interest rates have produced higher bond prices, contributing positively to total returns.

How have the Fund's equity investments fared in this challenging investment environment?

Although the Fund's stocks  generally  declined,  our stock  selection  strategy helped produce better overall performance than the market averages. Contributors to performance included the information technology sector, where our emphasis on
hardware  providers  and  relatively  light  exposure  to  software   companies,
benefited relative returns.  In addition,  the Fund's relatively higher exposure to the basic materials group aided performance, as higher prices for commodities helped improve  profit  margins.  On the other hand, the Fund's  holdings in the energy and health care sectors detracted from the Fund's performance relative to its benchmark, the S&P 500 Index.

Where is the Fund currently finding the most attractive opportunities among equities?

Here are a few examples from our top-five holdings, which by no means covers the
full range of opportunities. 3
   The Fund's largest holding is International Business Machines Corp. (IBM), which we believe is well positioned for growth. In our view, its recent acquisition of PWC Consulting reinforces its leadership position in information
technology services. Also, we believe IBM should experience earnings acceleration as the economy gains strength.
     In the media group, we expect Liberty Media Corp. to benefit from industry
consolidation. We believe its strong balance

3. The information provided is as of 3/31/03. The Fund's holdings and allocations are subject to change.

                    3 | OPPENHEIMER MULTIPLE STRATEGIES FUND

AN INTERVIEW WITH YOUR FUND'S MANAGERS
--------------------------------------------------------------------------------

sheet should enable it to acquire new assets at attractive prices. In the meantime, we think that the company's shares are selling at an attractive discount to its' net asset value.
   Finally, Cendant Corp., in our opinion, appears poised
to realize the true value of its various business units, which include a number
of well-known car rental, hotel and real estate franchises. After struggling with past management missteps, we believe that the company has achieved greater
clarity and transparency for its complex mix of businesses.
   We also have found a number of opportunities among international stocks, where we look for companies that offer goods or services that cannot be provided
with the same economic advantage by U.S. companies, such as Wella AG, a German company with a leading position in the hair care business.

How has the Fund's fixed-income portfolio been managed?
Our decision to emphasize corporate bonds helped performance. After languishing
amid a number of high-profile scandals, corporate bonds began to rally as issuers reduced debt loads and strengthened their balance sheets. The Fund's holdings of U.S. government agency securities focused primarily on income-oriented securities, which benefited from technical factors during the reporting period.
   On the other hand, the Fund's relatively light exposure to U.S. Treasury securities held back returns. Shell-shocked equity investors continued to flock
to government-guaranteed bonds, despite what we regarded as unusually high prices.

What is your outlook for the foreseeable future?
We believe that relatively good economic fundamentals have been overshadowed by
negative investor sentiment and war fears. If the war in Iraq is resolved in a timely manner, we are hopeful that the economy will benefit from pent-up corporate demand and rising consumer confidence. Under this scenario, we are prepared to increase the Fund's equity exposure, empha-

Average Annual Total Returns with Sales Charge

For the Periods Ended 3/31/03 4

Class A
1-Year  5-Year 10-Year
------------------------------
-17.15% -0.06%  7.07%

Class B        Since
1-Year  5-Year Inception
------------------------------
-17.19%  0.00%  6.02%

Class C        Since
1-Year  5-Year Inception
------------------------------
-13.71%  0.30%  6.43%

Class N        Since
1-Year  5-Year Inception
------------------------------
-13.46% N/A    -6.58%

4. See Notes on page 6 for further details.

                    4 | OPPENHEIMER MULTIPLE STRATEGIES FUND

sizing stocks that we believe will benefit from stronger economic growth. In the
meantime, however, we intend to maintain a relatively defensive posture. In our
view, taking the more prudent course is central to what makes Oppenheimer
Multiple Strategies Fund part of The Right Way to Invest.

Top Ten Common Stock Holdings 6
------------------------------------------------------------------------------
International Business Machines Corp.                    2.0%
------------------------------------------------------------------------------
Liberty Media Corp., Cl. A                               1.6
------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                      1.6
------------------------------------------------------------------------------
Cendant Corp.                                            1.4
------------------------------------------------------------------------------
Wella AG                                                 1.3
------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                  1.2
------------------------------------------------------------------------------
Hewlett-Packard Co.                                      1.2
------------------------------------------------------------------------------
Sears Roebuck & Co.                                      1.0
------------------------------------------------------------------------------
Pharmacia Corp.                                          1.0
------------------------------------------------------------------------------
Johnson & Johnson                                        1.0

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Common Stock Industries 6
------------------------------------------------------------------------------
Media                                                    5.6%
------------------------------------------------------------------------------
Pharmaceuticals                                          5.5
------------------------------------------------------------------------------
Computers & Peripherals                                  3.2
------------------------------------------------------------------------------
Oil & Gas                                                3.0
------------------------------------------------------------------------------
Semiconductor Equipment & Products                       2.6

Portfolio Allocation 5
[PIE CHART]

o Stocks          45.3%
o Bonds           40.4
o Cash
  Equivalents     14.3

5. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003, and are based on total market value of investments.
6. Portfolio's holdings and allocations are subject to change. Percentages are as of March 31, 2003, and are based on net assets.

                    5 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at
www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.
Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund
or
any gains you may realize if you sell your shares. For more complete information
about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call
OppenheimerFunds
Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the
OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 4/24/87. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was lower prior to 4/1/91, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to
Class A shares 72 months after purchase, the "since inception" return for
Class
B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of
1% for the one-year period. Class C shares are subject to an annual 0.75%
asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares
are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of
Additional Information.

                    6 | OPPENHEIMER MULTIPLE STRATEGIES FUND

Financial Statements
                                                                     Pages
8-38

                    7 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  March 31, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                                      Market
Value
                                                             Shares     See
Note 1
--------------------------------------------------------------------------------

 Common Stocks--50.5%
--------------------------------------------------------------------------------
 Consumer Discretionary--10.7%
--------------------------------------------------------------------------------
 Auto Components--0.2%
 Borg-Warner Automotive, Inc. 1                              27,700    $
1,325,168
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.1%
 Brinker International, Inc. 2                               90,000
2,745,000
--------------------------------------------------------------------------------
 McDonald's Corp.                                           130,800
1,891,368
--------------------------------------------------------------------------------
 MGM Mirage, Inc. 2                                          49,700
1,453,725

------------

6,090,093

--------------------------------------------------------------------------------
 Household Durables--0.6%
 Toll Brothers, Inc. 2                                      188,500
3,638,050
--------------------------------------------------------------------------------
 Leisure Equipment & Products--0.7%
 Mattel, Inc.                                                81,500
1,833,750
--------------------------------------------------------------------------------
 Shimano, Inc.                                              165,000
2,275,046

------------
4,108,796
-----------------------------------------------------------------------------------
 Media--5.6%
 AMC Entertainment, Inc. 2                                  189,300
1,641,231
-----------------------------------------------------------------------------------
 Comcast Corp., Cl. A 2                                     140,900
4,028,331
-----------------------------------------------------------------------------------
 EchoStar Communications Corp., Cl. A 1,2                   130,400
3,765,952
-----------------------------------------------------------------------------------
 General Motors Corp., Cl. H 2                              120,100
1,345,120
-----------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A 2                               992,100
9,653,133
-----------------------------------------------------------------------------------
 Regal Entertainment Group                                   49,900
895,705
-----------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 2                             664,000
2,025,200
-----------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1,2                                    253,900
9,272,428

------------

32,627,100

-----------------------------------------------------------------------------------
 Multiline Retail--1.0%
 Sears Roebuck & Co.                                        252,000
6,085,800
-----------------------------------------------------------------------------------
 Specialty Retail--1.0%
 Borders Group, Inc. 2                                       99,800
1,467,060
-----------------------------------------------------------------------------------
 Gap, Inc. (The) 1                                          169,800
2,460,402
-----------------------------------------------------------------------------------
 OfficeMax, Inc. 2                                          157,800
812,670
-----------------------------------------------------------------------------------
 Tiffany & Co.                                               50,000
1,250,000

------------

5,990,132

-----------------------------------------------------------------------------------
 Textiles & Apparel--0.5%
 Compagnie Financiere Richemont AG, A Units                  48,150
657,344
-----------------------------------------------------------------------------------
 Nike, Inc., Cl. B 1                                         42,000
2,159,640

------------

2,816,984

                    8 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                      Market
Value
                                                             Shares     See
Note 1
-----------------------------------------------------------------------------------

 Consumer Staples--3.7%
-----------------------------------------------------------------------------------
 Beverages--0.5%
 Adolph Coors Co., Cl. B                                     18,300    $
887,550
-----------------------------------------------------------------------------------
 Constellation Brands, Inc., Cl. A 2                         94,500
2,145,150

------------

3,032,700

-----------------------------------------------------------------------------------
 Food Products--0.9%
 Tyson Foods, Inc., Cl. A                                   396,100
3,069,775
-----------------------------------------------------------------------------------
 Unilever NV, NY Shares                                      33,500
1,991,240

------------

5,061,015

-----------------------------------------------------------------------------------
 Personal Products--1.8%
 Estee Lauder Cos., Inc. (The), Cl. A                        74,000
2,246,640
-----------------------------------------------------------------------------------
 Wella AG 2                                                  79,210
7,848,203
-----------------------------------------------------------------------------------
 Wella AG, Preference, Non-Vtg. 2                             6,816
482,553

------------

10,577,396

-----------------------------------------------------------------------------------
 Tobacco--0.5%
 Altria Group, Inc. 1                                       100,000
2,996,000
-----------------------------------------------------------------------------------
 Energy--4.1%
-----------------------------------------------------------------------------------
 Energy Equipment & Services--1.1%
 Cooper Cameron Corp. 1,2                                    11,700
579,267
-----------------------------------------------------------------------------------
 GlobalSantaFe Corp. 1                                       65,800
1,358,770
-----------------------------------------------------------------------------------
 Halliburton Co.                                             42,300
876,879
-----------------------------------------------------------------------------------
 Noble Corp. 2                                               81,800
2,570,156
-----------------------------------------------------------------------------------
 Schlumberger Ltd.                                           22,400
851,424

------------

6,236,496

-----------------------------------------------------------------------------------
 Oil & Gas--3.0%
 BP plc, ADR                                                 28,600
1,103,674
-----------------------------------------------------------------------------------
 Burlington Resources, Inc.                                  21,900
1,044,849
-----------------------------------------------------------------------------------
 Devon Energy Corp. 1                                        47,400
2,285,628
-----------------------------------------------------------------------------------
 Houston Exploration Co. 2                                   21,700
585,900
-----------------------------------------------------------------------------------
 Kerr-McGee Corp.                                            21,000
852,810
-----------------------------------------------------------------------------------
 Ocean Energy, Inc.                                          60,000
1,200,000
-----------------------------------------------------------------------------------
 Petroleo Brasileiro SA, Preference                          75,000
1,038,669
-----------------------------------------------------------------------------------
 Pioneer Natural Resources Co. 2                             50,300
1,262,530
-----------------------------------------------------------------------------------
 Talisman Energy, Inc.                                       79,800
3,168,238
-----------------------------------------------------------------------------------
 TotalFinaElf SA, Sponsored ADR 2                            34,700
2,195,469
-----------------------------------------------------------------------------------
 Unocal Corp.                                                54,700
1,439,157
-----------------------------------------------------------------------------------
 Westport Resources Corp. 2                                  74,900
1,509,235

------------

17,686,159

                    9 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                      Market
Value
                                                             Shares     See
Note 1
-----------------------------------------------------------------------------------

 Financials--6.7%
-----------------------------------------------------------------------------------
 Banks--1.9%
 AmSouth Bancorp                                             43,200    $
858,816
-----------------------------------------------------------------------------------
 Bank of America Corp. 1                                     12,700
848,868
-----------------------------------------------------------------------------------
 Bank of New York Co., Inc. (The) 1                         118,300
2,425,150
-----------------------------------------------------------------------------------
 U.S. Bancorp                                               110,000
2,087,800
-----------------------------------------------------------------------------------
 UBS AG 2                                                    33,600
1,429,576
-----------------------------------------------------------------------------------
 Wachovia Corp.                                              26,100
889,227
-----------------------------------------------------------------------------------
 Washington Mutual, Inc.                                     42,300
1,491,921
-----------------------------------------------------------------------------------
 Wells Fargo Co.                                             32,100
1,444,179

------------

11,475,537

-----------------------------------------------------------------------------------
 Diversified Financials--2.4%
 CIT Group, Inc.                                            136,000
2,292,960
-----------------------------------------------------------------------------------
 Citigroup, Inc.                                             88,900
3,062,605
-----------------------------------------------------------------------------------
 J.P. Morgan Chase & Co. 1                                  309,000
7,326,390
-----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc. 1                                 32,200
1,139,880

------------

13,821,835

-----------------------------------------------------------------------------------
 Insurance--1.3%
 American International Group, Inc. 1                        43,000
2,126,350
-----------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc.                     50,200
1,771,558
-----------------------------------------------------------------------------------
 Prudential Financial, Inc.                                  78,300
2,290,275
-----------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. A                   103,200
1,454,088

------------

7,642,271

-----------------------------------------------------------------------------------
 Real Estate--1.1%
 Camden Property Trust                                       35,000
1,134,000
-----------------------------------------------------------------------------------
 CarrAmerica Realty Corp.                                    45,000
1,140,750
-----------------------------------------------------------------------------------
 Developers Diversified Realty Corp.                         54,000
1,304,100
-----------------------------------------------------------------------------------
 Host Marriott Corp. 2                                      381,300
2,638,596

------------

6,217,446

-----------------------------------------------------------------------------------
 Health Care--8.6%
-----------------------------------------------------------------------------------
 Biotechnology--0.6%
 Affymetrix, Inc. 1,2                                        47,200
1,227,200
-----------------------------------------------------------------------------------
 Wyeth                                                       65,000
2,458,300

------------

3,685,500

-----------------------------------------------------------------------------------
 Health Care Equipment & Supplies--1.4%
 Beckman Coulter, Inc.                                       83,000
2,824,490
-----------------------------------------------------------------------------------
 Guidant Corp. 1,2                                          110,500
4,000,100
-----------------------------------------------------------------------------------
 Millipore Corp. 1,2                                         40,500
1,324,350

------------

8,148,940

                   10 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                      Market
Value
                                                             Shares     See
Note 1
-----------------------------------------------------------------------------------

 Health Care Providers & Services--1.1%
 Aetna, Inc.                                                 20,700    $
1,020,510
-----------------------------------------------------------------------------------
 Anthem, Inc. 2                                              29,700
1,967,625
-----------------------------------------------------------------------------------
 Covance, Inc. 1,2                                           88,000
2,034,560
-----------------------------------------------------------------------------------
 Service Corp. International 2                              435,000
1,209,300

------------

6,231,995

-----------------------------------------------------------------------------------
 Pharmaceuticals--5.5%
 Abbott Laboratories 1                                      130,300
4,900,583
-----------------------------------------------------------------------------------
 AstraZeneca plc                                             54,400
1,854,192
-----------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                    86,900
1,836,197
-----------------------------------------------------------------------------------
 GlaxoSmithKline plc, ADR                                    85,400
3,005,226
-----------------------------------------------------------------------------------
 Johnson & Johnson 1                                         98,600
5,705,982
-----------------------------------------------------------------------------------
 Novartis AG                                                124,360
4,605,585
-----------------------------------------------------------------------------------
 Pharmacia Corp.                                            133,500
5,780,550
-----------------------------------------------------------------------------------
 Schering-Plough Corp.                                      136,700
2,437,361
-----------------------------------------------------------------------------------
 Watson Pharmaceuticals, Inc. 1,2                            84,500
2,431,065

------------

32,556,741

-----------------------------------------------------------------------------------
 Industrials--4.1%
-----------------------------------------------------------------------------------
 Aerospace & Defense--1.4%
 Boeing Co.                                                 125,800
3,152,548
-----------------------------------------------------------------------------------
 Empresa Brasileira de Aeronautica SA (Embraer), ADR        132,400
1,534,516
-----------------------------------------------------------------------------------
 Northrop Grumman Corp. 1                                    11,300
969,540
-----------------------------------------------------------------------------------
 Orbital Sciences Corp. 2                                   498,894
2,579,282

------------

8,235,886

-----------------------------------------------------------------------------------
 Airlines--0.1%
 Delta Air Lines, Inc. 1                                      2,800
24,920
-----------------------------------------------------------------------------------
 Singapore Airlines Ltd.                                    144,000
713,820

------------

738,740

-----------------------------------------------------------------------------------
 Commercial Services & Supplies--1.6%
 Cendant Corp. 2                                            633,800
8,049,260
-----------------------------------------------------------------------------------
 Pittston Brink's Group                                     100,000
1,386,000

------------

9,435,260

-----------------------------------------------------------------------------------
 Industrial Conglomerates--0.2%
 Tyco International Ltd. 1                                   96,300
1,238,418
-----------------------------------------------------------------------------------
 Road & Rail--0.8%
 Burlington Northern Santa Fe Corp.                          56,000
1,394,400
-----------------------------------------------------------------------------------
 Canadian National Railway Co.                               26,000
1,112,800
-----------------------------------------------------------------------------------
 Swift Transportation Co., Inc. 2                           120,000
1,920,000

------------

4,427,200

                   11 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

                                                                      Market
Value
                                                             Shares     See
Note 1
-----------------------------------------------------------------------------------

 Information Technology--9.2%
-----------------------------------------------------------------------------------
 Communications Equipment--0.4%
 Cisco Systems, Inc. 1,2                                    116,000    $
1,505,680
-----------------------------------------------------------------------------------
 Motorola, Inc. 1                                           130,000
1,073,800

------------

2,579,480

-----------------------------------------------------------------------------------
 Computers & Peripherals--3.2%
 Hewlett-Packard Co.                                        454,600
7,069,030
-----------------------------------------------------------------------------------
 International Business Machines Corp. 1                    150,000
11,764,500

------------

18,833,530

-----------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.5%
 Cognex Corp. 2                                              50,300
1,064,851
-----------------------------------------------------------------------------------
 Flextronics International Ltd. 2                           492,600
4,295,472
-----------------------------------------------------------------------------------
 Keyence Corp.                                               14,883
2,301,857
-----------------------------------------------------------------------------------
 Waters Corp. 1,2                                            51,800
1,096,088

------------

8,758,268

-----------------------------------------------------------------------------------
 IT Consulting & Services--0.2%
 Titan Corp. (The) 2                                        129,200
962,540
-----------------------------------------------------------------------------------
 Semiconductor Equipment & Products--2.6%
 Analog Devices, Inc. 1,2                                    89,200
2,453,000
-----------------------------------------------------------------------------------
 Applied Materials, Inc. 2                                   54,700
688,126
-----------------------------------------------------------------------------------
 ASML Holding NV 2                                          113,000
742,410
-----------------------------------------------------------------------------------
 Intel Corp. 1                                              280,000
4,558,400
-----------------------------------------------------------------------------------
 KLA-Tencor Corp. 1,2                                        55,300
1,987,593
-----------------------------------------------------------------------------------
 Novellus Systems, Inc. 2                                    48,500
1,322,595
-----------------------------------------------------------------------------------
 STMicroelectronics NV, NY Registered Shares 1,2             83,500
1,578,150
-----------------------------------------------------------------------------------
 Teradyne, Inc. 2                                           140,000
1,629,600

------------

14,959,874

-----------------------------------------------------------------------------------
 Software--1.3%
 BEA Systems, Inc. 1,2                                      143,000
1,457,170
-----------------------------------------------------------------------------------
 Microsoft Corp.                                             75,000
1,815,750
-----------------------------------------------------------------------------------
 Peoplesoft, Inc. 2                                          84,800
1,297,440
-----------------------------------------------------------------------------------
 Red Hat, Inc. 2                                            137,000
743,910
-----------------------------------------------------------------------------------
 Reynolds & Reynolds Co., Cl. A                              55,000
1,391,500
-----------------------------------------------------------------------------------
 Synopsys, Inc. 1,2                                          27,000
1,149,120

------------

7,854,890

-----------------------------------------------------------------------------------
 Materials--1.5%
-----------------------------------------------------------------------------------
 Chemicals--1.0%
 Engelhard Corp.                                            125,000
2,677,500
-----------------------------------------------------------------------------------
 International Flavors & Fragrances, Inc. 1                  38,500
1,196,965

                   12 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                                      Market
Value
                                                             Shares     See
Note 1
-----------------------------------------------------------------------------------

 Chemicals Continued
 Monsanto Co.                                                73,823    $
1,210,697
-----------------------------------------------------------------------------------
 Praxair, Inc. 1                                             21,700
1,222,795

------------

6,307,957

-----------------------------------------------------------------------------------
 Metals & Mining--0.3%
 Companhia Vale do Rio Doce, Sponsored ADR                   63,000
1,634,850
-----------------------------------------------------------------------------------
 Paper & Forest Products--0.2%
 Georgia-Pacific Corp. 1                                     79,500
1,105,050
-----------------------------------------------------------------------------------
 Telecommunication Services--0.7%
-----------------------------------------------------------------------------------
 Diversified Telecommunication Services--0.0%
 WorldCom, Inc./WorldCom Group 2                            450,000
56,700
-----------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.7%
 AT&T Corp.                                                  74,400
1,205,280
-----------------------------------------------------------------------------------
 AT&T Wireless Services, Inc. 1,2                           428,000
2,824,800

------------

4,030,080

-----------------------------------------------------------------------------------
 Utilities--1.2%
-----------------------------------------------------------------------------------
 Electric Utilities--0.8%
 Dominion Resources, Inc.                                    26,700
1,478,379
-----------------------------------------------------------------------------------
 Edison International 1,2                                    83,000
1,136,270
-----------------------------------------------------------------------------------
PG&E Corp. 2                                             45,900
617,355
-----------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                       25,300
928,257
-----------------------------------------------------------------------------------
 Westar Energy, Inc.                                         46,600
564,792

------------

4,725,053

-----------------------------------------------------------------------------------
 Multi-Utilities--0.4%
 Equitable Resources, Inc.                                   59,000
2,213,090

------------
 Total Common Stocks (Cost $263,882,448)
296,149,020

-----------------------------------------------------------------------------------
 Preferred Stocks--0.2%
 Qwest Trends Trust, 5.75% Cv. 3                             30,000
275,100
-----------------------------------------------------------------------------------
 Rouse Co. (The), $3.00 Cv., Series B                        23,000
1,150,000

------------
 Total Preferred Stocks (Cost $2,242,150)
1,425,100

                                                               Units
-----------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%
 Comunicacion Celular SA Wts., Exp. 11/15/03 2,4
300              3
-----------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 2,4
1,000             10
-----------------------------------------------------------------------------------
 Sun Healthcare Group, Inc. Wts., Exp. 2/28/05 2,4
496            248

------------
 Total Rights, Warrants and Certificates (Cost
$0)                             261

                   13 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

Principal   Market Value

Amount     See Note 1
-------------------------------------------------------------------------------------------------------

 Asset-Backed Securities--2.4%
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates,
 Series 2003-A, Cl. AF1, 1.836%, 10/25/17
$   660,000   $   660,103
-------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized Mtg
 Obligations, Series 2003-1, Cl. AF1, 1.94%, 1/25/33
4                         1,875,705     1,876,039
-------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Installment Sales, Series 2003-A,
 Cl. A2A, 1.62%,
8/15/05                                                       1,220,000
1,223,519
-------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.,
 Series 2002-2, Cl. A1, 1.91%,
4/16/07                                           518,114       520,594
-------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivables
 Obligations, Series 2003-1, Cl. A2, 1.46%,
9/19/05                            1,860,000     1,863,162
-------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Auto Receivable Nts.,
 Series 2003-A, Cl. A2, 1.45%, 5/16/05
4                                       2,660,000     2,663,552
-------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Series 2003-HS1, Cl. AI2, 1.422%, 1/25/33
4,5      2,630,000     2,622,636
-------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mortgage Backed
 Obligations, Series 2003-A, Cl. A2, 1.28%,
8/15/05                            2,900,000     2,900,471

------------
 Total Asset-Backed Securities (Cost
$14,323,773)                                           14,330,076

-------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--16.7%
 Federal Home Loan Mortgage Corp., Gtd. Mtg. Pass-Through
 Participation Certificates:
 7%,
5/1/29
2,099,783     2,213,754
 Series 151, Cl. F, 9%,
5/15/21                                                  172,452       178,280
-------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Home Equity Loan Structured
 Pass-Through Certificates:
 Series HOO2, Cl. A2, 1.861%,
12/15/06                                         1,580,000     1,585,790
 Series HOO3, Cl. A2, 1.88%,
1/15/07                                           1,980,000     1,977,525
-------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
 Collateralized Mtg. Obligations, Series H006, Cl. A1, 1.724%, 5/15/04
5,6     1,550,000     1,550,000
-------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 6%, 5/1/16
10,647,615    11,149,075
 6%, 4/25/33 6
18,542,000    19,225,736
 6.50%, 12/1/27-2/1/28
                                                      2,541,624     2,657,738
 6.50%, 4/1/33 6
25,066,000    26,146,971
 7%, 4/25/33 6
20,446,000    21,551,352
 8.50%, 7/1/32
6
523,752       564,187
-------------------------------------------------------------------------------------------------------
 Government National Mortgage Assn.:
 5.375%,
3/20/26
118,237       120,788
 7%,
4/15/26
1,150,405     1,225,612
 7.50%,
5/15/27
4,127,407     4,424,937
-------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
 Pass-Through Certificates:
 Series 1996-B, Cl. 1, 6.807%, 4/25/26
4,5                                       121,027       100,452
 Series 1996-C1, Cl. F, 8.496%, 1/20/06
5                                        250,000       243,437
-------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp.,
 Collateralized Mtg. Obligations, Pass-Through Certificates,
 Series 2002-AR19, Cl. A1, 1.771%, 1/25/33
                             1,709,699     1,710,768

                   14 | OPPENHEIMER MULTIPLE STRATEGIES FUND

Principal   Market Value

Amount     See Note 1
-----------------------------------------------------------------------------------------------------

 Mortgage-Backed Obligations Continued
 Wells Fargo Mortgage Backed Securities Trust,
 Collateralized Mtg. Obligations, Series 2003-A, Cl. A1, 1.79%, 2/25/33 4  $
1,015,266   $ 1,011,020

                        ------------
 Total Mortgage-Backed Obligations (Cost
$96,305,629)                                     97,637,422

-----------------------------------------------------------------------------------------------------
 U.S. Government Obligations--9.2%
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 4.50%, 1/15/13
2,400,000     2,442,454
 5.50%, 7/15/06
4,000,000     4,399,224
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Nts., 7.125%,
1/15/30                         500,000       624,746
-----------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07
3,300,000     3,500,656
 7.25%, 1/15/10-5/15/30
8,600,000    10,629,883
-----------------------------------------------------------------------------------------------------
 Tennessee Valley Authority Bonds, 7.125%,
5/1/30                              526,000       658,878
-----------------------------------------------------------------------------------------------------
 U.S. Treasury Bonds:
 5.375%, 2/15/31
1,583,000     1,712,857
 6%, 2/15/26
                                                                500,000
573,047
 6.50%,
11/15/26
360,000       437,864
 8.875%, 8/15/17
3,650,000     5,350,816
 STRIPS, 5.50%, 11/15/26 7
15,545,000     4,425,382
 STRIPS, 6.54%, 8/15/15 7
8,500,000     4,818,939
 STRIPS, 7.10%, 11/15/18 7
9,350,000     4,250,809
 STRIPS, 7.31%, 8/15/19 7
10,200,000     4,408,379
-----------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 3.875%, 2/15/13
3,195,000     3,209,355
 5%, 8/15/11
2,100,000     2,303,274

------------

 Total U.S. Government Obligations (Cost
$48,478,484)                                     53,746,563

-----------------------------------------------------------------------------------------------------
 Foreign Government Obligations--0.2%
 Argentina (Republic of) Nts., 11.75%, 2/12/07 2,4,8
[ARP]                     150,000         4,171
-----------------------------------------------------------------------------------------------------
 Philippines (Republic of) Bonds, 8.60%, 6/15/27 4
1,150,000       922,875

                     ------------
 Total Foreign Government Obligations (Cost
$1,312,513)                                      927,046

-----------------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes--13.1%
 ABN Amro Bank NV (NY Branch), 7.125% Sub. Nts., Series B,
10/15/93            500,000       511,443
-----------------------------------------------------------------------------------------------------
 AEP Resources, Inc., 6.50% Sr. Nts., 12/1/03
3                                714,000       727,434
-----------------------------------------------------------------------------------------------------
 Albertson's, Inc., 7.45% Unsec. Debs., 8/1/29 9
     460,000       510,628
-----------------------------------------------------------------------------------------------------
 American Cellular Corp., 9.50% Sr. Sub. Nts., 10/15/09 4,8
1,300,000       325,000
-----------------------------------------------------------------------------------------------------
 American International Group, Inc./SunAmerica Global Financing VI,
 6.30% Sr. Sec. Nts., 5/10/11 3
1,000,000     1,129,314
-----------------------------------------------------------------------------------------------------
 Amgen, Inc., 8.125% Unsec. Debs., 4/1/97
9                                    110,000       136,077
-----------------------------------------------------------------------------------------------------
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04
4                                       500,000       175,000
-----------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc.:
 7.50% Sr. Unsec. Nts.,
5/1/07                                                 935,000     1,039,823
 8.75% Sr. Unsec. Nts.,
3/1/31                                                 395,000       454,518
-----------------------------------------------------------------------------------------------------
 AXA Group, 8.60% Unsec. Sub. Nts., 12/15/30
1,030,000     1,160,164

                   15 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

Principal  Market Value

Amount    See Note 1
--------------------------------------------------------------------------------------------------------

 Non-Convertible Corporate Bonds and Notes Continued
 Bank of America Corp., 7.80% Jr. Unsec. Sub. Nts.,
2/15/10                     $  500,000   $  607,269
--------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09
4                                         350,000      246,750
--------------------------------------------------------------------------------------------------------
 Boeing Capital Corp.:
 6.50% Nts., 2/15/12
9                                                           1,000,000
1,037,539
 7.375% Sr. Nts.,
9/27/10                                                        1,750,000
1,935,731
--------------------------------------------------------------------------------------------------------
 Bristol-Myers Squibb Co., 5.75% Nts.,
10/1/11                                   1,000,000    1,074,652
--------------------------------------------------------------------------------------------------------
 British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts.,
7/15/09                575,000      644,961
--------------------------------------------------------------------------------------------------------
 Charter Communications Holdings LLC/Charter Communications
 Holdings Capital Corp., 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11
10                 400,000      164,000
--------------------------------------------------------------------------------------------------------
 CIT Group, Inc., 7.75% Sr. Unsec. Unsub. Nts.,
4/2/12                           1,000,000    1,120,670
--------------------------------------------------------------------------------------------------------
 Citigroup, Inc., 6.875% Unsec. Nts.,
2/15/98                                      550,000      611,112
--------------------------------------------------------------------------------------------------------
 Citizens Communications Co., 9.25% Sr. Nts.,
5/15/11                              760,000      956,274
--------------------------------------------------------------------------------------------------------
 Clear Channel Communications, Inc., 7.65% Sr. Nts.,
9/15/10                       745,000      861,850
--------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts.,
4/1/09                  200,000      214,500
--------------------------------------------------------------------------------------------------------
 Coca-Cola Co. (The), 7.375% Unsec. Debs.,
7/29/93                                 440,000      517,603
--------------------------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B,
2/15/10     200,000      194,000
--------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs.,
11/15/07            850,000      633,250
--------------------------------------------------------------------------------------------------------
 Conoco, Inc., 6.95% Sr. Unsec. Nts.,
4/15/29                                      500,000      568,292
--------------------------------------------------------------------------------------------------------
 Cox Communications, Inc., 7.75% Sr. Nts.,
11/1/10                                 705,000      825,337
--------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston (USA), Inc., 6.125% Nts.,
11/15/11                   1,160,000    1,217,855
--------------------------------------------------------------------------------------------------------
 DaimlerChrysler NA Holding Corp., 6.40% Nts., 5/15/06
9                         1,290,000    1,392,401
--------------------------------------------------------------------------------------------------------
 Delhaize America, Inc., 9% Unsub. Debs.,
4/15/31                                  585,000      582,075
--------------------------------------------------------------------------------------------------------
 Deutsche Telekom International BV:
 8.25% Unsec. Unsub. Nts., 6/15/05
5                                               355,000      391,274
 8.75% Unsec. Unsub. Nts.,
6/15/30                                                 350,000      416,765
--------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04
4,8                              1,400,000      210,000
--------------------------------------------------------------------------------------------------------
 Dominion Resources, Inc., 8.125% Sr. Unsub. Nts.,
6/15/10                         565,000      674,632
--------------------------------------------------------------------------------------------------------
 DTE Energy Co., 6.375% Sr. Nts.,
4/15/33                                          280,000      284,704
--------------------------------------------------------------------------------------------------------
 Duke Energy Corp., 5.625% Nts.,
11/30/12                                          425,000      433,275
--------------------------------------------------------------------------------------------------------
 Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07
4                                      100,000      104,000
--------------------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc., 8.75% Sr. Nts.,
2/15/12                                    250,000      176,250
--------------------------------------------------------------------------------------------------------
 EOP Operating LP, 8.375% Nts.,
3/15/06                                            560,000      637,484
--------------------------------------------------------------------------------------------------------
 Federated Department Stores, Inc., 6.625% Sr. Nts.,
4/1/11                        840,000      923,531
--------------------------------------------------------------------------------------------------------
 FirstEnergy Corp., 7.375% Sr. Unsub. Nts., Series C, 11/15/31
                  1,045,000    1,098,664
--------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc., 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07
8             200,000        7,000
--------------------------------------------------------------------------------------------------------
 Focal Communications Corp., 11.875% Sr. Unsec. Nts., Series B, 1/15/10
4,8         85,000        5,100
--------------------------------------------------------------------------------------------------------
 Ford Motor Co.:
 7.45% Bonds,
7/16/31
850,000      652,174
 7.70% Unsec. Debs.,
5/15/97                                                       500,000
377,560
--------------------------------------------------------------------------------------------------------
 France Telecom SA:
 9.25% Sr. Unsec. Nts.,
3/1/11                                                     490,000
590,024
 10% Sr. Unsec. Nts., 3/1/31
5                                                     360,000      470,428

                   16 | OPPENHEIMER MULTIPLE STRATEGIES FUND

Principal   Market Value

Amount     See Note 1
----------------------------------------------------------------------------------------------
 Non-Convertible Corporate Bonds and Notes Continued

 General Electric Capital Corp.:
 5.875% Nts., Series MTNA, 2/15/12                                    $
560,000   $  602,951
 6.75% Nts., Series A, 3/15/32
255,000      288,190
----------------------------------------------------------------------------------------------
 General Motors Acceptance Corp., 6.875% Unsec. Unsub. Nts., 8/28/12
1,900,000    1,877,907
----------------------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The), 7.80% Sr. Unsec. Unsub. Nts.,
 Series B, 1/28/10
500,000      598,653
----------------------------------------------------------------------------------------------
 Graphic Packaging Corp., 8.625% Sub. Nts., 2/15/12
200,000      205,000
----------------------------------------------------------------------------------------------
 Hertz Corp. (The), 7.625% Sr. Nts., 6/1/12
1,665,000    1,481,597
----------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08
250,000      267,187
----------------------------------------------------------------------------------------------
 Horseshoe Gaming LLC, 8.625% Sr. Sub. Nts., 5/15/09
600,000      636,000
----------------------------------------------------------------------------------------------
 Household Finance Corp., 7% Nts., 5/15/12
930,000    1,061,856
----------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr.
 Unsec. Disc. Nts., 13.08%, 12/31/09 7
800,000      204,000
--------------------------------------------------------------------------------
 Hutchison Whampoa International Ltd., 6.50% Nts., 2/13/13 3
1,035,000    1,046,145
--------------------------------------------------------------------------------
 Hypovereinsbank, 8.741% Bonds, 6/30/31 3
677,000      588,131
--------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc., 9% Sr. Sub. Nts., 3/15/12
300,000      313,500
--------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09
250,000      246,250
--------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 2,4,8
600,000          780
--------------------------------------------------------------------------------
 J.P. Morgan Chase & Co., 6.75% Sub. Nts., 2/1/11
1,000,000    1,109,246
--------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12
700,000      707,000
--------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp.:
 10.875% Sr. Nts., Series B, 10/15/06 2,8
250,000      156,250
 12.75% Sr. Sub. Nts., 2/1/04 2,4,8
500,000       20,000
--------------------------------------------------------------------------------
 Kinder Morgan, Inc., 6.50% Nts., 9/1/12 3
550,000      598,593
--------------------------------------------------------------------------------
 Kraft Foods, Inc., 6.25% Nts., 6/1/12
890,000      931,261
--------------------------------------------------------------------------------
 Kroger Co. (The), 6.75% Nts., 4/15/12
465,000      516,596
--------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 2,4,8,10
300,000       34,500
 12.50% Sr. Nts., 4/15/10 4,8
600,000       87,000
--------------------------------------------------------------------------------
 Lockheed Martin Corp., 8.50% Bonds, 12/1/29
605,000      794,498
--------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.625% Sr. Sec. Nts., Series A, 5/1/07
150,000      150,750
 9.875% Sec. Nts., Series B, 5/1/07
400,000      402,000
--------------------------------------------------------------------------------
 Marsh & McLennan Cos., Inc., 4.85% Nts., 2/15/13
584,000      593,936
--------------------------------------------------------------------------------
 MBNA America Bank NA, 6.625% Sub. Nts., 6/15/12
1,000,000    1,047,692
--------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07
500,000      332,500
 9.125% Sr. Unsec. Nts., 1/15/11
750,000      633,750
--------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12
600,000      624,750
--------------------------------------------------------------------------------
 Morgan Stanley, 6.60% Nts., 4/1/12
760,000      849,833
--------------------------------------------------------------------------------
 News America Holdings, Inc., 7.75% Sr. Unsec. Debs., 12/1/45
920,000    1,011,170
--------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10
985,000    1,140,668
--------------------------------------------------------------------------------
 Northrop Grumman Corp., 7.125% Sr. Nts., 2/15/11
870,000    1,007,539
--------------------------------------------------------------------------------
 Orbcomm Global LP,  Escrow shares, 8/15/04 2,8
155,000           --

                   17 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

Principal  Market Value

Amount    See Note 1
--------------------------------------------------------------------------------

 Non-Convertible Corporate Bonds and Notes Continued
 Pathmark Stores, Inc., 8.75% Sr. Sub. Nts., 2/1/12                   $
300,000   $  289,500
--------------------------------------------------------------------------------
 Penn National Gaming, Inc., 8.875% Sr. Sub. Nts., 3/15/10
500,000      512,500
--------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11
250,000      278,750
--------------------------------------------------------------------------------
 Progress Energy, Inc., 7.10% Nts., 3/1/11
575,000      648,144
--------------------------------------------------------------------------------
 Prudential Holdings LLC, 8.695% Bonds, Series C, 12/18/23 3
1,162,000    1,404,628
--------------------------------------------------------------------------------
 Pulte Corp., 8.125% Sr. Unsec. Nts., 3/1/11
610,000      701,849
--------------------------------------------------------------------------------
R&B Falcon Corp., 9.50% Sr. Unsec. Nts., 12/15/08
750,000      947,706
--------------------------------------------------------------------------------
 Riverwood International Corp.:
 10.625% Sr. Unsec. Nts., 8/1/07
500,000      525,000
 10.875% Sr. Sub. Nts., 4/1/08
250,000      260,000
--------------------------------------------------------------------------------
 Rogers Wireless Communications, Inc., 9.625% Sr. Sec. Nts., 5/1/11
231,000      247,170
--------------------------------------------------------------------------------
 Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08
750,000      545,625
--------------------------------------------------------------------------------
 Simon DeBartolo Group LP, 6.875% Unsec. Nts., 11/15/06
900,000      990,414
--------------------------------------------------------------------------------
 Sprint Capital Corp., 8.75% Nts., 3/15/32
1,105,000    1,143,675
--------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12
200,000      204,500
--------------------------------------------------------------------------------
 Sterling Chemicals, Inc., 10% Sr. Sec. Nts., 12/19/07 4
127,831       83,090
--------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11
400,000      413,000
--------------------------------------------------------------------------------
 Target Corp., 5.40% Nts., 10/1/08
895,000      974,819
--------------------------------------------------------------------------------
 TCI Communications, Inc., 9.80% Sr. Unsec. Debs., 2/1/12
1,315,000    1,643,641
--------------------------------------------------------------------------------
 Telus Corp., 7.50% Nts., 6/1/07
565,000      598,900
--------------------------------------------------------------------------------
 Terex Corp., 9.25% Sr. Unsec. Sub. Nts., 7/15/11
250,000      248,750
--------------------------------------------------------------------------------
 Time Warner Entertainment Co. LP:
 8.375% Sr. Debs., 3/15/23
280,000      328,162
 10.15% Sr. Nts., 5/1/12
308,000      396,367
--------------------------------------------------------------------------------
 Time Warner, Inc., 9.125% Debs., 1/15/13
695,000      821,389
--------------------------------------------------------------------------------
 Tritel PCS, Inc., 10.375% Sr. Sub. Nts., 1/15/11
377,000      436,377
--------------------------------------------------------------------------------
 Triton PCS, Inc., 8.75% Sr. Unsec. Sub. Nts., 11/15/11
400,000      340,000
--------------------------------------------------------------------------------
 Tyco International Group SA, 6.375% Nts., 10/15/11
1,000,000      940,000
--------------------------------------------------------------------------------
 Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03 4
448,000      450,240
--------------------------------------------------------------------------------
 Union Carbide Corp., 6.25% Nts., 6/15/03
635,000      637,895
--------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Sub. Unsec. Nts., 3/15/12
100,000       98,000
--------------------------------------------------------------------------------
 United Pan-Europe Communications NV, 10.875% Sr. Unsec. Nts.,
 Series B, 8/1/09 2,8
400,000       39,000
--------------------------------------------------------------------------------
 United States Steel LLC, 10.75% Sr. Nts., 8/1/08
600,000      588,000
--------------------------------------------------------------------------------
 Verizon Global Funding Corp., 7.75% Sr. Unsub. Nts., 12/1/30
1,460,000    1,762,283
--------------------------------------------------------------------------------
 Viacom, Inc., 7.70% Sr. Unsec. Nts., 7/30/10
1,800,000    2,173,662
--------------------------------------------------------------------------------
 VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09
149,000      165,390
--------------------------------------------------------------------------------
 Walt Disney Co. (The), 6.375% Sr. Unsec. Nts., 3/1/12
1,100,000    1,184,404
--------------------------------------------------------------------------------
 Waste Management, Inc.:
 7% Sr. Nts., 7/15/28
830,000      863,651
 7.375% Sr. Unsub. Nts., 8/1/10
650,000      735,016
--------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07
100,000       97,750

                   18 | OPPENHEIMER MULTIPLE STRATEGIES FUND

      Principal       Market Value

Amount         See Note 1
--------------------------------------------------------------------------------

 Non-Convertible Corporate Bonds and Notes Continued
 Wolverine Tube, Inc., 10.50% Sr. Nts.,
4/1/09                                    $     500,000     $     532,500
--------------------------------------------------------------------------------
 WorldCom, Inc., 6.95% Sr. Unsec. Nts., 8/15/28
2,8                                   1,000,000           270,000

--------------
 Total Non-Convertible Corporate Bonds and Notes (Cost
$79,702,551)                                    76,717,813

--------------------------------------------------------------------------------
 Convertible Corporate Bonds and Notes--0.0%
 Fletcher Building Ltd., 8.55% Cv. Unsec. Sub. Nts.,
6/15/03                             12,500             6,932
--------------------------------------------------------------------------------
 Fletcher Challenge Ltd., 10.50% Cv. Unsec. Sub. Nts.,
4/30/05                           12,500             7,270
--------------------------------------------------------------------------------
 Gilat Satellite Networks Ltd., 4% Cv. Sec. Nts.,
10/1/12                               356,803           115,961

                                              --------------
 Total Convertible Corporate Bonds and Notes (Cost
$114,824)                                              130,163

--------------------------------------------------------------------------------
 Structured Notes--3.7%
--------------------------------------------------------------------------------
 Deutsche Bank AG, COUNTS Corp. Sec. Bond Linked Nts.,
 Series 2003-1, 3.128%, 1/7/05
4,5                                                    4,250,000
4,254,675
--------------------------------------------------------------------------------
 JPMorgan Chase Bank, High Yield Index Credit Linked Trust Nts.:
 7.55%,
11/15/07
8,000,000         8,270,000
 8.75%,
11/15/07
4,465,000         4,654,764
---------------------------------------------------------------------------------
 UBS AG, High Grade Credit Linked Nts., 3.133%, 12/10/04
5                            4,250,000         4,237,250

                                                        --------------
 Total Structured Notes (Cost
$21,129,782)
21,416,689

------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--16.0% 11
 Undivided interest of 32.58% in joint repurchase agreement (Market Value
 $300,097,000) with DB Alex Brown LLC, 1.30%, dated 3/31/03, to be repurchased at $94,057,396 on 4/1/03, collateralized by U.S. Treasury Bonds,
8.75%--8.875%,
 11/15/08--2/15/19, with a value of $306,844,843 (Cost
$94,054,000)                  94,054,000        94,054,000

------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost
$621,546,154)                                          112.0%      656,534,153
------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other
Assets                                                    (12.0)
(70,258,313)

                            --------------------------------
 Net
Assets
100.0%    $ 586,275,840

 ================================

                   19 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

Footnotes to Statement of Investments

Principal amount is reported in U.S. Dollars, except for those denoted in the following currency:

ARP Argentine Peso

1. A sufficient amount of liquid assets has been designated to cover outstanding
written options, as follows:

                                             Contracts  Expiration
Exercise       Premium  Market Value
                                       Subject to Call       Dates
Price      Received    See Note 1
--------------------------------------------------------------------------------

AT&T Wireless Services, Inc.                   900     1/20/04   $
12.50    $   87,297      $  9,000
Abbott Laboratories                                260     1/19/04
60.00        23,140            --
Affymetrix, Inc.                                   150     5/19/03
35.00        25,411            --
Altria Group, Inc.                                 200     1/20/04
40.00        99,399        14,000
American International Group, Inc.                  80     1/20/04
90.00        15,760         1,200
American International Group, Inc.                  80     5/19/03
75.00        23,360            --
Analog Devices, Inc.                               200     1/20/04
55.00        33,000         2,000
Bank of America Corp.                              127     5/19/03
80.00        21,844         3,810
Bank of New York Co., Inc. (The)                    84     1/20/04
40.00         9,828            --
BEA Systems, Inc.                                  400     1/20/04
25.00        35,599         8,000
Borg-Warner Automotive                              72     4/21/03
55.00        15,264           360
Cisco Systems, Inc.                                230     1/20/04
25.00        18,170         2,300
Cooper Cameron Corp.                               115     5/19/03
50.00        62,175        28,175
Covance, Inc.                                      440     5/19/03
25.00        82,279        22,000
Covance, Inc.                                      440     5/19/03
22.50        53,679        74,800
Delta Air Lines, Inc.                               28     1/20/04
30.00         2,716           140
Devon Energy Corp.                                 120     4/21/03
55.00        41,639            --
EchoStar Communications Corp.                      260     1/20/04
35.00        32,533        57,200
Edison International                               315     1/20/04
15.00        41,718        50,400
Edison International                               105     7/21/03
15.00        10,321         8,400
Gap, Inc. (The)                                    600     1/20/04
20.00        57,899        42,000
Georgia-Pacific Corp.                              150     4/21/03
17.50        20,550         1,500
GlobalSantaFe Corp.                                300     4/21/03
30.00        42,599            --
Guidant Corp.                                      200     1/20/04
50.00        17,248        12,000
Intel Corp.                                        450     1/20/04
30.00        42,299         9,000
International Business Machines Corp.              160     1/20/04
130.00        25,120         4,000
International Business Machines Corp.              160     4/21/03
90.00        21,920           800
International Flavors & Fragrances, Inc.           260     5/19/03
40.00        30,560            --
J.P. Morgan Chase & Co.                            600     1/20/04
35.00        61,199        18,000
Johnson & Johnson                                  150     1/20/04
75.00        20,550         6,750
KLA-Tencor Corp.                                   180     1/20/04
50.00        67,859        41,400
Merrill Lynch & Co., Inc.                          192     1/20/04
60.00        33,983           960
Merrill Lynch & Co., Inc.                          130     4/21/03
45.00        16,510            --
Millipore Corp.                                    150     4/21/03
40.00        26,370            --
Motorola, Inc.                                     600     1/20/04
15.00        73,199         3,000
Nike, Inc., Cl. B                                  120     1/20/04
60.00        30,840        34,800
Northrop Grumman Corp.                              75     1/20/04
135.00        28,275         1,875
Praxair, Inc.                                       86     7/21/03
65.00        25,653         3,870
STMicroelectronics NV, NY Registered Shares        240     1/20/04
40.00        42,479         2,400
Synopsys, Inc.                                     135     6/23/03
55.00        76,561         2,700
Tyco International Ltd.                            550     1/20/04
25.00        97,349         5,500
Viacom, Inc., Cl. B                                380     1/20/04
60.00       107,440         7,600
Waters Corp.                                       225     5/19/03
35.00        29,700            --
Watson Pharmaceuticals, Inc.                       400     5/19/03
30.00        56,799        32,000

       -------------------------

$1,788,093      $511,940

=========================

2. Non-income producing security.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have
been determined to be liquid under guidelines established by the Board of
Trustees. These securities amount to $5,769,345 or 0.98% of the Fund's net assets as of March 31, 2003.
4. Identifies issues considered to be illiquid--See Note 8 of Notes to
Financial
Statements.
5. Represents the current interest rate for a variable or increasing rate security.
6. When-issued security to be delivered and settled after March 31, 2003.
7. Zero coupon bond reflects effective yield on the date of purchase.
8. Issuer is in default.
9. Securities with an aggregate market value of $2,848,091 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
10. Denotes a step bond: a zero coupon bond that converts to a fixed or variable
interest rate at a designated future date.
11. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.

                   20 | OPPENHEIMER MULTIPLE STRATEGIES FUND

 STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

 March 31, 2003
----------------------------------------------------------------------------------------------------
 Assets

 Investments, at value (including $94,054,000 in repurchase agreements)
 (cost $621,546,154)--see accompanying
statement                                       $656,534,153
----------------------------------------------------------------------------------------------------

Cash
          104,625
----------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal
paydowns                                               3,193,931
 Investments
sold
1,220,271
 Shares of beneficial interest
sold                                                         370,283
 Other
                                6,850

-------------
 Total
assets
661,430,113

--------------------------------------------------------------------------------
 Liabilities
 Options written, at value (premiums received $1,788,093)--see accompanying
statement       511,940
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $69,197,607 purchased on a when-issued
basis)          73,104,912
 Shares of beneficial interest
redeemed                                                     599,399
 Distribution and service plan
fees                                                         300,071
 Daily variation on futures
contracts                                                       232,976
 Trustees' compensation
                                                           136,106
 Shareholder
reports
121,405
 Transfer and shareholder servicing agent
fees                                               81,893

Other
65,571

-------------
 Total liabilities
                                                75,154,273

--------------------------------------------------------------------------------
 Net Assets

$586,275,840

=============

--------------------------------------------------------------------------------
 Composition of Net Assets
 Paid-in
capital
$597,260,286
--------------------------------------------------------------------------------
 Undistributed net investment
income                                                      3,569,694
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency
transactions         (50,921,643)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities
 denominated in foreign
currencies                                                       36,367,503

-------------
 Net Assets
            $586,275,840

=============

                   21 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $494,399,341 and 45,075,761 shares of beneficial interest outstanding)
$10.97
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)
$11.64
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $54,438,814 and 5,022,974 shares of beneficial interest outstanding)
$10.84
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $36,056,642 and 3,314,460 shares of beneficial interest outstanding)
$10.88
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,381,043 and 126,429 shares of beneficial interest outstanding)
$10.92

 See accompanying Notes to Financial Statements.

                   22 | OPPENHEIMER MULTIPLE STRATEGIES FUND

 STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

 For the Six Months Ended March 31, 2003
--------------------------------------------------------------------------------

 Investment Income

Interest
$  7,114,453
--------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of
$49,402)                               2,615,907

-------------
 Total investment
income                                                               9,730,360

--------------------------------------------------------------------------------
 Expenses
 Management fees
                           2,128,587
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class
A
     488,271
 Class
B
279,141
 Class
C
177,080
 Class N
                                          2,925
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
                           296,064
 Class
B
85,292
 Class
C
33,856
 Class N
                                                                2,076
--------------------------------------------------------------------------------
 Shareholder
reports
87,457
--------------------------------------------------------------------------------
 Custodian fees and expenses
                         32,902
--------------------------------------------------------------------------------
 Trustees'
compensation
18,942
--------------------------------------------------------------------------------

Other
60,454

-------------
 Total
expenses
3,693,047
 Less reduction to custodian
expenses                                                     (2,904)
 Less voluntary waiver of transfer and shareholder servicing agent
fees--Class N             (13)

-------------
 Net
expenses
3,690,130

--------------------------------------------------------------------------------
 Net Investment
Income
6,040,230
--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments (including premiums on options
exercised)                               (38,944,012)
 Closing of futures contracts
                 (1,247,877)
 Closing and expiration of option contracts
written                                    1,610,719
 Foreign currency
transactions
(4,554,198)

                                                    -------------
 Net realized
loss
(43,135,368)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:

Investments
60,151,122
 Translation of assets and liabilities denominated in foreign
currencies               7,178,814

-------------
 Net
change
67,329,936

                       -------------
 Net realized and unrealized
gain                                                     24,194,568

-------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from
Operations                               $ 30,234,798

=============

 See accompanying Notes to Financial Statements.

                   23 | OPPENHEIMER MULTIPLE STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

Six Months             Year

     Ended            Ended

March 31, 2003    September 30,

(Unaudited)             2002
----------------------------------------------------------------------------------------------------------

 Operations
 Net investment income
$   6,040,230    $  18,276,172
----------------------------------------------------------------------------------------------------------
 Net realized gain (loss)
(43,135,368)         610,422
----------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)
67,329,936      (73,388,061)

-------------------------------
 Net increase (decrease) in net assets resulting from operations
30,234,798      (54,501,467)

----------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A
(4,916,286)     (14,210,521)
 Class
B
(274,872)      (1,133,097)
 Class
C
(199,835)        (661,527)
 Class N

(9,629)         (11,506)
----------------------------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A
                                                                  --
(17,457,674)
 Class
B
--       (1,994,603)
 Class C
                        --       (1,138,028)
 Class
N
--           (3,571)

----------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A
(9,905,055)      (2,115,218)
 Class B
(2,712,029)         184,684
 Class
C
1,340,461        2,353,216
 Class
N
551,335          822,605

----------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)
14,108,888      (89,866,707)
--------------------------------------------------------------------------------
 Beginning of period
572,166,952      662,033,659

-------------------------------
 End of period [including undistributed net investment income
 of $3,569,694 and $2,930,086, respectively]                               $
586,275,840    $ 572,166,952

===============================

 See accompanying Notes to Financial Statements.

                   24 | OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                               Six
Months                                                                 Year

Ended                                                                Ended
                                           March 31,
2003                                                            Sept. 30,
Class A                                       (Unaudited)
2002         2001          2000         1999            1998
--------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period              $10.51       $12.14
$14.23        $14.06       $13.69          $16.17
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .12
..35          .43           .53          .54             .51
 Net realized and unrealized gain (loss)              .45        (1.29)
(1.40)         1.21         1.59           (1.22)

-------------------------------------------------------------------------------
 Total from investment operations                     .57
(.94)        (.97)         1.74         2.13            (.71)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                (.11)
(.31)        (.38)         (.48)        (.54)           (.49)
 Distributions from net realized gain                  --
(.38)        (.74)        (1.09)       (1.22)          (1.28)

-------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                       (.11)        (.69)
(1.12)        (1.57)       (1.76)          (1.77)
-------------------------------------------------------------------------------
 Net asset value, end of period                    $10.97       $10.51
$12.14        $14.23       $14.06          $13.69

===============================================================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                  5.41%       (8.58)%
(7.27)%       13.31%       16.29%          (4.71)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)        $494,399     $483,311
$562,281      $639,648     $635,603        $624,895
--------------------------------------------------------------------------------
 Average net assets (in thousands)               $500,104     $570,796
$626,251      $644,356     $660,113        $699,665
--------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                               2.17%
2.84%        3.16%         3.71%        3.70%           3.34%
 Expenses                                            1.11%
1.15%        1.01%         1.13%        1.09%           1.08% 3
--------------------------------------------------------------------------------
 Portfolio turnover rate                               84%
31%          40%           33%          15%             59%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                   25 | OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

                                                 Six
Months                                                                Year

Ended                                                               Ended
                                             March 31,
2003                                                           Sept. 30,
 Class B                                        (Unaudited)
2002        2001          2000           1999           1998
--------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                $10.38      $12.01
$14.08        $13.93         $13.57         $16.04
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  .06
..25         .31           .41            .41            .38
 Net realized and unrealized gain (loss)                .45       (1.29)
(1.36)         1.19           1.58          (1.20)

-------------------------------------------------------------------------------
 Total from investment operations                       .51       (1.04)
(1.05)         1.60           1.99           (.82)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  (.05)
(.21)       (.28)         (.36)          (.41)          (.37)
 Distributions from net realized gain                    --
(.38)       (.74)        (1.09)         (1.22)         (1.28)

-------------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                         (.05)       (.59)
(1.02)        (1.45)         (1.63)         (1.65)
-------------------------------------------------------------------------------
 Net asset value, end of period                      $10.84      $10.38
$12.01        $14.08         $13.93         $13.57

===============================================================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                    4.95%      (9.38)%
(7.96)%       12.30%         15.35%         (5.49)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)           $54,439     $54,757
$63,487       $66,777        $68,875        $73,036
--------------------------------------------------------------------------------
 Average net assets (in thousands)                  $55,979     $64,702
$67,959       $66,956        $73,673        $74,442
--------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                 1.17%
2.02%       2.37%         2.92%          2.85%          2.53%
 Expenses                                              2.10%
1.97%       1.81%         1.94%          1.93%          1.91% 3
--------------------------------------------------------------------------------
 Portfolio turnover rate                                 84%
31%         40%           33%            15%            59%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                   26 | OPPENHEIMER MULTIPLE STRATEGIES FUND

                                                  Six Months
                                             Year

Ended                                                             Ended
                                              March 31,
2003                                                         Sept. 30,
 Class C                                         (Unaudited)
2002         2001         2000          1999         1998
--------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period                 $10.42       $12.06
      $14.13       $13.97        $13.61       $16.07
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                   .07
..24          .31          .41           .42          .38
 Net realized and unrealized gain (loss)                 .45
(1.29)       (1.37)        1.20          1.57        (1.20)

----------------------------------------------------------------------------
 Total from investment operations                        .52
(1.05)       (1.06)        1.61          1.99         (.82)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   (.06)
(.21)        (.27)        (.36)         (.41)        (.36)
 Distributions from net realized gain                     --
(.38)        (.74)       (1.09)        (1.22)       (1.28)

----------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                          (.06)
(.59)       (1.01)       (1.45)        (1.63)       (1.64)
--------------------------------------------------------------------------------
 Net asset value, end of period                       $10.88
$10.42       $12.06       $14.13        $13.97       $13.61

============================================================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                     5.00%
(9.41)%     (8.00)%       12.35%       15.28%        (5.43)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)            $36,057
$33,300      $36,171      $38,522       $38,978      $48,417
--------------------------------------------------------------------------------
 Average net assets (in thousands)                   $35,528
$37,412      $39,030      $38,597       $43,701      $52,325
--------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                  1.32%
2.03%        2.37%        2.92%         2.85%        2.51%
 Expenses                                               1.98%
1.96%        1.81%        1.94%         1.93%        1.91% 3
--------------------------------------------------------------------------------
 Portfolio turnover rate                                  84%
31%          40%          33%           15%          59%

1. Assumes an investment on the business day before the first day of the fiscal
period, with all dividends and distributions reinvested in additional shares on
the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.Total returns are not annualized for periods of less than one full
year.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

                   27 | OPPENHEIMER MULTIPLE STRATEGIES FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                      Six
Months                   Year

Ended                  Ended
                                                                  March 31,
2003              Sept. 30,
 Class N
(Unaudited)        2002     2001 1
--------------------------------------------------------------------------------

 Per Share Operating Data
 Net asset value, beginning of period
$10.48      $12.13     $13.67
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income
..11         .39        .24
 Net realized and unrealized gain (loss)
..41       (1.38)     (1.48)

----------------------------------
 Total from investment operations
..52        (.99)     (1.24)
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income
(.08)       (.28)      (.30)
 Distributions from net realized gain
--        (.38)        --

----------------------------------
 Total dividends and/or distributions to shareholders
(.08)       (.66)      (.30)
--------------------------------------------------------------------------------
 Net asset value, end of period
$10.92      $10.48     $12.13

==================================

--------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2
4.99%      (8.94)%    (9.30)%

--------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)
$1,381        $798        $95
--------------------------------------------------------------------------------
 Average net assets (in thousands)
$1,176        $454        $12
--------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income
1.83%       2.49%      5.81%
 Expenses
1.64%       1.48%      1.32%
 Expenses, net of reduction to custodian expenses and/or voluntary waiver of transfer agent fees
1.64% 4     1.48       1.32%
--------------------------------------------------------------------------------
 Portfolio turnover rate
84%         31%        40%

1. For the period from March 1, 2001 (inception of offering) to September 30,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Less than 0.01%.

See accompanying Notes to Financial Statements.

                   28 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Multiple Strategies Fund (the Fund) is registered under the
 Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek high total investment return consistent with preservation of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C and Class N shares. Class A shares
 are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without
a
 front-end sales charge but may be subject to a contingent deferred sales charge
 (CDSC). Class N shares are sold only through retirement plans. Retirement plans
 that offer Class N shares may impose charges on those accounts. All classes of
 shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having
 its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the spread of the closing
 bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in index-linked structured notes whose principal and/or interest depend on the performance of an underlying index.
The
 structured notes are leveraged, which increases the volatility of each note's market value relative to the change in the underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or matures. As of March 31, 2003, the market value of these securities comprised 3.7% of the Fund's net assets, and resulted
 in unrealized gains in the current period of $286,905.

                   29 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis can take
 place a month or more after the trade date. Normally the settlement date occurs
 within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis may increase the volatility of the
Fund's
 net asset value to the extent the Fund makes such purchases while remaining substantially fully invested. As of March 31, 2003, the Fund had entered into when-issued purchase commitments of $69,197,607.
    In connection with its ability to purchase securities on a when-issued basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with
 the same counterparty to repurchase similar (same type, coupon and maturity)
 but not identical securities on a specified future date. The forward roll may not extend for a period of greater than one year. The Fund generally records the incremental difference between the forward purchase and sell of each forward roll as interest income.
    Risks to the Fund of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement;
the
 potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.
--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The
Fund
 may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of March 31, 2003, securities
 with an aggregate market value of $1,158,801, representing 0.20% of the
Fund's
 net assets, were in default.
--------------------------------------------------------------------------------
 Foreign Currency Translation. The accounting records of the Fund are maintained
 in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related
 to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such
 transactions.

                   30 | OPPENHEIMER MULTIPLE STRATEGIES FUND

    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention
 of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of March 31, 2003, the Fund had available for federal income tax purposes
 an estimated unused capital loss carryforward of $44,315,171. This estimated capital loss carryforward represents losses deferred under tax accounting rules
 for the current fiscal year and is increased or decreased by capital losses
or
 gains realized in the first six months of the current fiscal year. During the period, the Fund used $0 of carryforward to offset capital gains realized.
--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2003, the Fund's projected benefit obligations were increased by $7,485 and payments of $8,053 were made to retired trustees, resulting in an
 accumulated liability of $129,913 as of March 31, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all
or
 a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, the compensation deferred is invested by the Fund in the
 fund(s) selected by the trustee. Deferral of trustees' fees under the plan will
 not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.

                   31 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended March 31,
 2003 and the year ended September 30, 2002 was as follows:

                             Six Months Ended           Year Ended
                               March 31, 2003   September 30, 2002
         ---------------------------------------------------------
         Distributions paid from:
         Ordinary income          $ 5,400,622       $  16,739,835
         Long-term capital gain            --          19,870,692
         Return of capital                 --                  --
                                  --------------------------------
         Total                    $ 5,400,622       $  36,610,527
                                  ================================

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those estimates.

                   32 | OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       Six Months Ended March 31, 2003    Year Ended
September 30, 2002
                                Shares          Amount
Shares        Amount
--------------------------------------------------------------------------------

 Class A
 Sold                        1,914,523   $  21,082,852         3,119,704   $
38,219,004
 Dividends and/or
 distributions reinvested      400,593       4,413,449         2,300,598
28,557,940
 Redeemed                   (3,244,469)    (35,401,356)       (5,720,740)
(68,892,162)

------------------------------------------------------------
 Net decrease                 (929,353)  $  (9,905,055)         (300,438)  $
(2,115,218)

============================================================

--------------------------------------------------------------------------------
 Class B
 Sold                          817,080   $   8,870,590         1,621,677   $
19,347,586
 Dividends and/or
 distributions reinvested       23,178         253,108           237,129
2,923,736
 Redeemed                   (1,092,011)    (11,835,727)       (1,869,194)
(22,086,638)

------------------------------------------------------------
 Net increase (decrease)      (251,753)  $  (2,712,029)          (10,388)
$    184,684

============================================================

--------------------------------------------------------------------------------
 Class C
 Sold                          609,621   $   6,670,814           785,399   $
9,356,388
 Dividends and/or
 distributions reinvested       16,562         181,414           129,600
1,602,446
 Redeemed                     (507,253)     (5,511,767)         (719,571)
(8,605,618)

------------------------------------------------------------
 Net increase                  118,930   $   1,340,461           195,428   $
2,353,216

============================================================

--------------------------------------------------------------------------------
 Class N
 Sold                           64,330   $     706,281            83,325   $
1,000,643
 Dividends and/or
 distributions reinvested          848           9,305
1,206         14,492
 Redeemed                      (14,964)       (164,251)
(16,163)      (192,530)

------------------------------------------------------------
 Net increase                   50,214   $     551,335            68,368
$    822,605

============================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2003, were
 $489,741,569 and $440,777,186, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager are in accordance with the
 investment advisory agreement with the Fund which provides for a fee of 0.75%
 of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, and 0.58% of average annual net assets
 in excess of $1.5 billion.

                   33 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund.
The
 Fund pays OFS a $19.75 per account fee.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees for all classes, up to an annual rate of 0.35% of average net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            Aggregate          Class A
Concessions         Concessions       Concessions        Concessions
                            Front-End        Front-End          on Class
A          on Class B        on Class C         on Class N
                        Sales Charges    Sales Charges
Shares              Shares            Shares             Shares
 Six Months                on Class A      Retained by         Advanced
by         Advanced by       Advanced by        Advanced by
 Ended                         Shares      Distributor       Distributor
1       Distributor 1     Distributor 1      Distributor 1
--------------------------------------------------------------------------------

 March 31, 2003              $185,642          $63,452
$10,095            $167,463           $27,970             $6,682

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A       Class B        Class C
Class N
                            Contingent    Contingent     Contingent
Contingent
                              Deferred      Deferred       Deferred
Deferred
                         Sales Charges Sales Charges  Sales Charges  Sales
Charges
 Six Months                Retained by   Retained by    Retained by
Retained by
 Ended                     Distributor   Distributor    Distributor
Distributor
--------------------------------------------------------------------------------
 March 31, 2003                   $848      $118,451         $3,047
$1,508
--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the six months ended March 31, 2003, payments under the Class A Plan totaled $488,271, all of which were paid by the
 Distributor to recipients, and included $26,902 paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to
Class
 A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

                   34 | OPPENHEIMER MULTIPLE STRATEGIES FUND

 Distribution fees paid to the Distributor for the six months ended March 31,
2003, were as follows:

Distributor's

Distributor's         Aggregate
                                                               Aggregate
Unreimbursed
                                                            Unreimbursed
Expenses as %
                        Total Payments    Amount Retained       Expenses
of Net Assets
                            Under Plan     by Distributor     Under
Plan          of Class
--------------------------------------------------------------------------------

 Class B Plan                 $279,141          $220,464
$2,578,457               4.74%
 Class C Plan                  177,080            26,473
903,405               2.51
 Class N Plan                    2,925             2,665
19,814               1.43

--------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of
 Assets and Liabilities as a receivable or payable and in the Statement of
 Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Such realized gains and losses are reported with
 all other foreign currency gains and losses in the Statement of Operations.

--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future
 date at a negotiated price. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate
 futures" in order to gain exposure to or to seek to protect against changes in
 market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The
Fund
 may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal
 to the daily changes in the contract value

                   35 | OPPENHEIMER MULTIPLE STRATEGIES FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. Futures Contracts Continued
 and are recorded as unrealized gains and losses. The Fund recognizes a realized
 gain or loss when the contract is closed or expires.
     Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of
 Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value
 of the contract or option may not correlate with changes in the value of the underlying securities.

 As of March 31, 2003, the Fund had outstanding futures contracts as follows:

Unrealized
                                  Expiration     Number of     Valuation as
of         Appreciation
 Contract Description                  Dates     Contracts      March 31,
2003       (Depreciation)
--------------------------------------------------------------------------------

 Contracts to Purchase
 Euro-Bundesobligation                6/6/03            84
$10,515,327           $  (68,746)
 U.S. Treasury Nts., 2 yr.           6/26/03           381
82,117,406              214,564
 U.S. Treasury Nts., 10 yr.          6/19/03           145
16,656,875               82,890

------------

228,708

                                 ------------
 Contracts to Sell
 U.S. Long Bonds                     6/19/03           250
28,187,500              (19,187)
 U.S. Treasury Nts., 5 yr.           6/19/03           628
71,278,000             (111,712)

------------

(130,899)

------------

$   97,809

                                      ============

--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell
or
 purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note
 to the Statement of

                   36 | OPPENHEIMER MULTIPLE STRATEGIES FUND

 Investments. Options written are reported as a liability in the Statement of
 Assets and Liabilities. Realized gains and losses are reported in the
Statement
 of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity
 for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised.
The
 risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to
 enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended March 31, 2003 was as follows:

                                                           Call Options
                                            ---------------------------
                                            Number of         Amount of
                                            Contracts          Premiums
                 ------------------------------------------------------
                 Options outstanding as of
                 September 30, 2002             5,477      $  1,203,452
                 Options written               14,970         2,366,252
                 Options closed or expired     (9,248)       (1,751,911)
                 Options exercised               (100)          (29,700)
                                            ---------------------------
                 Options outstanding as of
                 March 31, 2003                11,099        $1,788,093
                                            ===========================

--------------------------------------------------------------------------------
 8. Illiquid Securities
 As of March 31, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available
 market or if its valuation has not changed for a certain period of time. The
 Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of March
 31, 2003 was $15,197,141, which represents 2.59% of the Fund's net assets.
--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund has the ability to borrow from banks for temporary
or
 emergency purposes. Asset coverage for borrowings must be at least 300%. The
 Fund and other Oppenheimer funds participated in a $400 million unsecured line
 of credit from a bank, for liquidity purposes. Under that line of credit, each
 fund was charged interest on its borrowings at a rate equal to the Federal
 Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of
 the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through
 November 12, 2002.

                   37 | OPPENHEIMER MULTIPLE STRATEGIES FUND

--------------------------------------------------------------------------------
 9. Borrowing and Lending Arrangements Continued
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002,
the
 Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity
 purposes. The arrangement was initiated pursuant to exemptive relief granted by
 the Securities and Exchange Commission to allow these affiliated funds to lend
 money to, and borrow money from, each other, in an attempt to reduce borrowing
 costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the
 provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates
 if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might
 not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2003.

                   38 | OPPENHEIMER MULTIPLE STRATEGIES FUND

OPPENHEIMER MULTIPLE STRATEGIES FUND

-------------------------------------------------------------------------------
 Trustees and Officers     Clayton K. Yeutter, Chairman and Trustee
                           Donald W. Spiro, Vice Chairman and Trustee
                           John V. Murphy, President and Trustee
                           Robert G. Galli, Trustee
                           Phillip A. Griffiths, Trustee
                           Benjamin Lipstein, Trustee
                           Joel W. Motley, Trustee
                           Elizabeth B. Moynihan, Trustee
                           Kenneth A. Randall, Trustee
                           Edward V. Regan, Trustee
                           Russell S. Reynolds, Jr., Trustee
                           Emmanuel Ferreira, Vice President
                           Christopher Leavy, Vice President
                           Angelo Manioudakis, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer

-------------------------------------------------------------------------------
 Investment Advisor        OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
 Distributor               OppenheimerFunds Distributor, Inc.

-------------------------------------------------------------------------------
 Transfer and Shareholder  OppenheimerFunds Services
 Servicing Agent

-------------------------------------------------------------------------------
 Independent Auditors      KPMG LLP

-------------------------------------------------------------------------------
 Legal Counsel             Mayer Brown Rowe & Maw

                           The financial statements included herein have been
                           taken from the records of the Fund without
                           examination of those records by the independent
                           auditors.

         (C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

                   39 | OPPENHEIMER MULTIPLE STRATEGIES FUND

OPPENHEIMERFUNDS FAMILY

--------------------------------------------------------------------------------

 Global Equity          Developing Markets
Fund                                Global Fund
                        International Small Company
Fund                       Quest Global Value Fund, Inc.
                        International Growth
Fund                              Global Opportunities Fund 1
--------------------------------------------------------------------------------
 Equity
Stock                                                  Stock & Bond
                        Emerging Technologies
Fund                             Quest Opportunity Value Fund
                        Emerging Growth
Fund                                   Total Return Fund, Inc.
                        Enterprise
Fund                                        Quest Balanced Value Fund
                        Discovery
Fund                                         Capital Income Fund
                        Main Street Small Cap
Fund(R)                          Multiple Strategies Fund
                        Small Cap Value
Fund                                   Disciplined Allocation Fund
                        MidCap
Fund                                            Convertible Securities Fund
                        Main Street Opportunity
Fund(R)                        Specialty
                        Growth
Fund                                            Real Asset Fund(R)
                        Capital Appreciation
Fund                              Gold & Special Minerals Fund
                        Main Street Fund(R)
2                                  Tremont Market Neutral Fund, LLC 3
                        Value
Fund                                             Tremont Opportunity Fund,
LLC 3
                        Quest Capital Value Fund, Inc.
                        Quest Value Fund, Inc.
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
--------------------------------------------------------------------------------
 Income
Taxable                                                Rochester Division
                        International Bond
Fund                                California Municipal Fund 5
                        High Yield Fund
                  New Jersey Municipal Fund 5
                        Champion Income
Fund                                   AMT-Free New York Municipals 5,6
                        Strategic Income
Fund                                  Municipal Bond Fund
                        Bond
Fund                                              Limited Term Municipal Fund
                        Total Return Bond
Fund                                 Rochester National Municipals
                        Senior Floating Rate
Fund                              Rochester Fund Municipals
                        U.S. Government
Trust                                  Limited Term New York Municipal Fund
                        Limited-Term Government
Fund                           Pennsylvania Municipal Fund 5
                        Capital Preservation Fund 4
--------------------------------------------------------------------------------
 Select Managers
Stock                                                  Stock & Bond
                        Mercury Advisors Focus Growth
Fund                     QM Active Balanced
                        Fund 4 Gartmore Millennium Growth Fund II Jennison
                        Growth Fund Salomon Brothers All Cap Fund Mercury
                        Advisors S&P 500(R) Index Fund 4
--------------------------------------------------------------------------------
 Money Market 7         Money Market Fund,
Inc.                                Cash Reserves

1. The Fund's name changed from Oppenheimer Global Growth & Income Fund on
6/1/03.
2. The Fund's name changed from Oppenheimer Main Street Growth & Income
Fund(R)
on 4/30/03.
3. Special investor qualification and minimum investment requirements apply.
See
the prospectus for details.
4. Available only through qualified retirement plans.
5. Available to investors only in certain states.
6. The Fund's name changed from Oppenheimer New York Municipal Fund on
1/22/03.
7. An investment in money market funds is neither insured nor guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

                   40 | OPPENHEIMER MULTIPLE STRATEGIES FUND

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                   41 | OPPENHEIMER MULTIPLE STRATEGIES FUND

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                                                                [LOGO]
                                                          OppenheimerFunds(R)
                                                          Distributors, Inc.

RS0240.001.0303                                                     May 30, 2003

                     OPPENHEIMER MULTIPLE STRATEGIES FUND
                    Supplement dated June 10, 2003 to the
                      Prospectus dated November 22, 2002

1.    The  supplement  dated  January 13, 2003 is deleted and replaced by this supplement.

2.    Add the following  paragraph at the end of the section  captioned "About the Fund's Investments - Other Investment  Strategies" on Page 15 of the
      Prospectus:

         "Loans  of  Portfolio  Securities.   The  Fund  has  entered  into  a
         Securities  Lending  Agreement  with  JP  Morgan  Chase.  Under  that agreement portfolio  securities of the Fund may be loaned to brokers, dealers and other  financial  institutions.  The  Securities  Lending
         Agreement  provides that loans must be adequately  collateralized and may be made only in  conformity  with the Fund's  Securities  Lending
         Guidelines,  adopted by the Fund's  Board of  Trustees.  The value of the  securities  loaned may not exceed 25% of the value of the Fund's net assets."

3.    The following replaces the paragraph titled "Portfolio  Management Team"
      on page 15 of the Prospectus:

         "Portfolio  Managers.  Effective January 13, 2003, the equity portion of the Fund's portfolio is managed by Christopher  Leavy and Emmanuel
         Ferreira,   supported  by  other  members  of  the  Manager's   value
         portfolio  team,  and the  fixed-income  portion of the  portfolio is managed  by Angelo  Manioudakis,  supported  by other  members of the
         Manager's  high-grade  fixed-income team. Mr. Leavy has been a Senior
         Vice  President  of  the  Manager  since  September  2000.  Prior  to joining  the  Manager,  he had been a  portfolio  manager  at  Morgan
         Stanley Dean Witter Investment Management  (1997-2000).  Mr. Ferreira
         is a Vice  President of the Manager and Mr.  Manioudakis  is a Senior
         Vice  President  of the  Manager.  Prior to  joining  the  Manager in
         January  2003,  Mr.  Ferreira  was a  portfolio  manager  at  Lashire
         Investments   (1999-2003),   and  a  senior  analyst  at  Mark  Asset
         Management   (1997-1999).   Prior  to  joining   the   Manager,   Mr.
         Manioudakis  was a  portfolio  manager at Morgan  Stanley  Investment
         Management (from August 1993 to April 2002)."

June 10, 2003                                                     PS0240.026

                     OPPENHEIMER MULTIPLE STRATEGIES FUND
                    Supplement dated June 10, 2003 to the
                     Statement of Additional Information
                           dated November 22, 2002

The Statement of Additional Information is changed as follows:

4.    The  supplement  dated  January 2, 2003 is deleted and  replaced by this supplement.

5.    The section  captioned  "Other  Investment  Techniques  and Strategies -
      Loans of Portfolio  Securities"  on page 20 is deleted and replaced with the following:

      |X|   Loans of  Portfolio  Securities.  The Fund may lend its  portfolio
      securities   pursuant  to  the   Securities   Lending   Agreement   (the
      "Securities  Lending  Agreement")  with JP Morgan Chase,  subject to the
      restrictions  stated  in  the  Prospectus.   The  Fund  will  lend  such
      portfolio  securities  to attempt to increase the Fund's  income.  Under the Securities Lending Agreement and applicable regulatory  requirements
      (which  are  subject  to  change),  the loan  collateral  must,  on each business  day, be at least  equal to the value of the loaned  securities and must consist of cash,  bank letters of credit or  securities  of the
      U.S.  Government (or its agencies or  instrumentalities),  or other cash equivalents  in which the Fund is permitted to invest.  To be acceptable as  collateral,  letters  of credit  must  obligate  a bank to pay to JP
      Morgan  Chase,  as agent,  amounts  demanded  by the Fund if the  demand meets the terms of the  letter.  Such  terms of the letter of credit and the issuing bank must be  satisfactory  to JP Morgan Chase and the Fund.
      The Fund will receive,  pursuant to the  Securities  Lending  Agreement,
      80% of all  annual  net income  (i.e.,  net of rebates to the  Borrower)
      from securities  lending  transactions.  JP Morgan Chase has agreed,  in general,  to guarantee  the  obligations  of borrowers to return  loaned securities  and to be  responsible  for expenses  relating to securities lending.  The Fund will be responsible,  however,  for risks  associated with the  investment  of cash  collateral,  including  the risk that the issuer of the security in which the cash  collateral  has been  invested defaults.  The Securities  Lending Agreement may be terminated by either
      JP Morgan  Chase or the Fund on 30 days'  written  notice.  The terms of the Fund's  loans must also meet  applicable  tests  under the  Internal
      Revenue Code and permit the Fund to reacquire loaned  securities on five business days' notice or in time to vote on any important matter.

6.    The first  sentence of the last paragraph  under that caption  "Trustees and Officers of the Fund" on page 37 is revised with the following:

         "Messrs.  Evans,  Ferreira,   Levine,  Leavy,  Manioudakis,   Murphy,
         Masterson,  Molleur,  Vottiero,  Wixted and Zack, and Mses. Bechtolt,
         Feld,  Ives and Switzer and  respectively  hold the same offices with one or more of the other Board I Funds as with the Fund."

7.    Effective  December 31, 2002, Mr. Leon Levy resigned as a Trustee of the
      Fund and Mr.  Clayton  Yeutter  was  elected as  Chairman  of the Board, effective  January 1,  2003.  Therefore,  the  Statement  of  Additional
      Information  is revised by deleting the  biography  for Mr. Levy on page
      38 and by adding the  following to Mr.  Yeutter's  biography on page 40:
      "Chairman of the Board of Trustees."

8.    The first  sentence of the  paragraph  directly  above the table  titled
      "Officers of the Fund" on page 41 is revised with the following:

   "The address of the Officers in the chart below is as follows: for Messrs.
   Evans, Ferreira, Levine, Leavy, Manioudakis, Molleur, and Zack and Mses.
   Feld and Switzer, 498 Seventh Avenue, New York, NY 10018, for Messrs.
   Masterson, Vottiero and Wixted and Mses. Bechtolt and Ives 6803 S. Tucson
   Way, Centennial, CO 80112-3924."

9.    The table  titled  "Officers  of the Fund" on pages 41 and 42 is revised by deleting  the  biographical  information  of Messrs.  Rubinstein  and
      Negri and by adding the following biographies:

         ----------------------------------------------------------------
         Christopher Leavy,     Senior Vice President (since September
         Vice President and     2000) of the Manager; an officer of 6
         Portfolio Manager      portfolios in the OppenheimerFunds
         since                  complex; prior to joining the Manager
         Age:  32               in September 2000, he was a portfolio
                                manager of Morgan Stanley Dean Witter
                                Investment Management (1997 - September
                                2000).
         ----------------------------------------------------------------
         ----------------------------------------------------------------
         Angelo Manioudakis,    Senior Vice President of the Manager
         Vice President and     (since April 2002); an officer of 12
         Portfolio Manager      portfolios in the OppenheimerFunds
         since                  complex; formerly Executive Director
         Age:  36               and portfolio manager for Miller,
                                Anderson & Sherrerd, a division of
                                Morgan Stanley Investment Management
                                (August 1993-April 2002).
         ----------------------------------------------------------------
         ----------------------------------------------------------------
         Emmanuel Ferreira,     Vice President of the Manager (since
         Vice President and     January 2003). An officer of 2
         Portfolio Manager      portfolios in the OppenheimerFunds
         since 2003             complex. Formerly, Portfolio Manager at
         Age:  35               Lashire Investments (July 1999-December
                                2002), and a Senior Analyst at Mark
                                Asset Management (July 1997-June 1999).
         ----------------------------------------------------------------

10.   In the Trustee  compensation  table on page 43, the title of  "Chairman"
      after Mr.  Levy's name is deleted and on page 44 the title of "Chairman"
      is added after Mr. Yeutter's name. In addition,  the following  footnote is added following Mr. Levy's name and following Mr. Yeutter's name:

            7.  Effective  January 1, 2003,  Clayton  Yeutter became
           Chairman  of the Board of  Trustees  of the Board I Funds
           upon the retirement of Leon Levy.

June 10, 2003                                                     PX0240.013

                         OPPENHEIMER SELECT MANAGERS
                           QM Active Balanced Fund

                     Supplement dated May 19, 2003 to the
                       Prospectus dated March 28, 2003

The Prospectus is changed as follows:

Class Y shares of QM Active  Balanced  Fund are not  currently  available  for sale.

May 19, 2003                                                  PS0505.019

                     OPPENHEIMER MULTIPLE STRATEGIES FUND

                                  FORM N-14A

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of  Trust,  filed by  cross-reference  to
Exhibit  16(1) to this  Registration  Statement,  and  incorporated  herein by reference.

Insofar as  indemnification  for liabilities  arising under the Securities Act of 1933 may be  permitted to trustees,  officers  and  controlling  persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.  Exhibits
------------------

(1)   Amended  and  Restated  Declaration  of Trust dated  3/6/97:  Previously filed with Registrant's  Post-Effective Amendment No. 29 to Registrant's
      registration statement,  (Reg. No. 2-86903),  11/24/97, and incorporated herein by reference.

(2)   Amended  and  Restated  By-Laws  dated  6/4/98:  Previously  filed  with
      Registrant's   Post-Effective   Amendment   No.   32   to   Registrant's
      registration  statement,  (Reg. No. 2-86903),  1/29/99, and incorporated herein by reference.

(3)   N/A

(4)   Agreement  and Plan of  Reorganization:  See  Exhibit A to Part A of the
      Registration Statement:  Previously filed with Registrant's N-14 filing,
      (File No. 333-106295), 06/20/03, and incorporated herein by reference.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
      Registrant's   Post-Effective   Amendment   No.   37   to   Registrant's
      Registration Statement,  (Reg. No. 2-86903),  11/21/02, and incorporated herein by reference.

      (ii) Specimen  Class  B  Share   Certificate:   Previously   filed  with
      Registrant's   Post-Effective   Amendment   No.   37   to   Registrant's
      Registration Statement,  (Reg. No. 2-86903),  11/21/02, and incorporated herein by reference.

      (iii)    Specimen  Class  C Share  Certificate:  Previously  filed  with
      Registrant's   Post-Effective   Amendment   No.   37   to   Registrant's
      Registration Statement,  (Reg. No. 2-86903),  11/21/02, and incorporated herein by reference.

      (iv)  Specimen  Class  N  Share   Certificate:   Previously  filed  with
      Registrant's   Post   Effective   Amendment   No.  37  to   Registrant's
      Registration Statement,  (Reg. No. 2-86903),  11/21/02, and incorporated herein by reference.

(6)   (i) Amended and Restated  Investment  Advisory Agreement dated 12/11/97:
      Previously filed with  Registrant's  Post-Effective  Amendment No. 30 to
      Registrant's  Registration  Statement (Reg. No. 2-86903),  1/22/98,  and
      incorporated herein by reference.

(7)   (i) General  Distributor's  Agreement dated 12/10/92:  Previously  filed with  Registrant's  Post-Effective  Amendment  No.  15  to  Registrant's
      Registration  Statement,  (Reg.  No.  2-86903),  4/19/93,  refiled  with
      Registrant's  Post-Effective  Amendment No. 20, 3/2/95, pursuant to Item
      102 of Regulation S-T and incorporated herein by reference.

      (ii) Form of Dealer  Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Form of Broker Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv) Form of Agency  Agreement of  OppenheimerFunds  Distributor,  Inc.:
      Previously   filed  with   Post-Effective   Amendment   No.  45  to  the
      Registration   Statement  of  Oppenheimer  High  Yield  Fund  (Reg.  No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)   Form  of   Trust   Company   Fund/SERV   Purchase   Agreement   of
      OppenheimerFunds    Distributor,    Inc.:    Previously    filed    with
      Post-Effective  Amendment  No.  45  to  the  Registration  Statement  of
      Oppenheimer   High  Yield  Fund  (Reg.  No.  2-62076),   10/26/01,   and
      incorporated herein by reference.

      (vi)  Form  of  Trust  Company  Agency  Agreement  of   OppenheimerFunds
      Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No.
      45 to the  Registration  Statement of Oppenheimer  High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(8)   Form    of    Deferred     Compensation    Plans    for    Disinterested
Trustees/Directors:

      (i) Amended and Reinstated  Retirement Plan for Non-Interested  Trustees
      or  Directors  dated  8/9/01:   Previously  filed  with   Post-Effective
      Amendment No. 34 to the  Registration  Statement of  Oppenheimer  Gold &
      Special  Minerals Fund (Reg. No.  2-82590),  10/25/01,  and incorporated herein by reference.

      (ii)   Form   of   Deferred    Compensation   Plan   for   Disinterested
      Trustees/Directors:  Previously filed with Post-Effective  Amendment No.
      26 to the Registration  Statement of Oppenheimer Gold & Special Minerals
      Fund (Reg. No. 2-82590), 10/28/98, and incorporated herein by reference.

(9)   Global Custody  Agreement  dated August 16, 2002 between  Registrant and
      JP Morgan Chase Bank:  Previously  filed with  Post-Effective  Amendment
      No. 9 to the Registration  Statement of Oppenheimer  International  Bond
      Fund  (Reg.  No.  33-58383),   11/21/02,   and  incorporated  herein  by
      reference.

(10)  (i) Amended and Restated  Service Plan and  Agreement for Class A shares
      dated  4/11/02:   Previously  filed  with  Registrant's   Post-Effective
      Amendment  No.  37 to  Registrant's  Registration  Statement  (Reg.  No.
      2-86903), 11/21/02, and incorporated herein by reference.

      (ii)  Distribution  and Service  Plan and  Agreement  for Class B shares
      dated  2/12/98:   Previously  filed  with  Registrant's   Post-Effective
      Amendment  No.  30 to  Registrant's  Registration  Statement  (Reg.  No.
      2-86903), 1/22/98, and incorporated herein by reference.

      (iii)  Distribution  and Service Plan and  Agreement  for Class C shares
      dated  2/12/98:   Previously  filed  with  Registrant's   Post-Effective
      Amendment  No.  30 to  Registrant's  Registration  Statement  (Reg.  No.
      2-86903), 1/22/98, and incorporated herein by reference.

      (iv)  Distribution  and Service  Plan and  Agreement  for Class N shares
      dated  10/12/00:   Previously  filed  with  Registrant's  Post-Effective
      Amendment  No.  37 to  Registrant's  Registration  Statement  (Reg.  No.
      2-86903), 11/21/02, and incorporated herein by reference.

(11)  Opinion  and Consent of Counsel:  Opinion of Mayer,  Brown,  Rowe & Maw:
      Previously filed with Registrant's N-14 filing,  (File No.  333-106295),
      6/20/03, and incorporated herein by reference.

(12)  Tax Opinion Relating to the Reorganization:  Tax Opinion of Deloitte and
      Touche LLP: Filed herewith.

(13)  N/A.

(14)  (i)  Consent of Deloitte and Touche LLP: Filed herewith.

      (ii) Consent of KPMG LLP: Filed herewith.

(15)  N/A.

(16)  (i)  Powers  of  Attorney  for  all   Trustees/Directors  and  Principal
      Officers  except  for  Joel W.  Motley  and  John V.  Murphy  (including
      Certified  Board  Resolutions):   Previously  filed  with  Pre-Effective
      Amendment No. 1 to the  Registration  Statement of Oppenheimer  Emerging
      Growth Fund (Reg. No. 333-44176),  10/5/00,  and incorporated  herein by reference.

      (ii)  Power of  Attorney  for John  Murphy  (including  Certified  Board
      Resolution):  Previously filed with  Post-Effective  Amendment No. 41 to the Registration  Statement of Oppenheimer  U.S.  Government Trust (Reg.
      No. 2-76645), 10/22/01, and incorporated herein by reference.

      (iii) Power of Attorney for Joel W. Motley  (including  Certified  Board
      Resolution):  Previously  filed with  Post-Effective  Amendment No. 8 to the Registration  Statement of Oppenheimer  International  Small Company
      Fund (Reg. 333-31537), 10/22/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   N/A.

(2)   N/A.

(3) The undersigned  registrant agrees to file, in a post-effective  amendment to the Registration  Statement, a final tax opinion and consent relating to the Reorganization within a reasonable time within the Closing Date.

(4) Insofar as  indemnification  for liability  arising  under the  Securities
   Act of  1933  may be  permitted  to  directors,  officers  and  controlling persons  of  the  registrant  pursuant  to  the  foregoing  provisions,  or otherwise,  the  registrant  has been  advised  that in the  opinion of the
   Securities and Exchange  Commission such  indemnification is against public policy as expressed  in the Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification  against  such  liabilities  (other than the  payment  by the  registrant  of  expenses  incurred  or paid by a
   director,   officer  or  controlling   person  of  the  registrant  in  the
   successful  defense of any action,  suit or proceeding) is asserted by such director,  officer or controlling  person in connection with the securities being  registered,  the  registrant  will,  unless  in the  opinion  of its counsel the matter has been settled by controlling  precedent,  submit to a
   court   of   appropriate    jurisdiction    the   question   whether   such
   indemnification  by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of June, 2003.

                        OPPENHEIMER MULTIPLE STRATEGIES FUND

                        By:  /s/  John V. Murphy*
                         -------------------------------------------
                        John V. Murphy, President,
                        Principal Executive Officer & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                         Title                    Date
----------                         -----                    ----

/s/ Clayton K. Yeutter*       Chairman of the               June 27, 2003
------------------------------Board of Trustees
Clayton K. Yeutter

/s/ Donald W. Spiro*          Vice Chairman of the          June 27, 2003
------------------------------Board and Trustee
Donald W. Spiro

/s/ John V. Murphy *          President, Principal          June 27, 2003
------------------------------Executive Officer
John V. Murphy                and Trustee

/s/ Brian W. Wixted*          Treasurer, Principal          June 27, 2003
------------------------------Financial and
Brian W. Wixted               Accounting Officer

/s/ Robert G. Galli*          Trustee                       June 27, 2003

----------------------------------
Robert G. Galli

/s/ Phillip A. Griffiths      Trustee                       June 27, 2003

---------------------------------
Phillip A. Griffiths

/s/ Benjamin Lipstein*        Trustee                       June 27, 2003

---------------------------------
Benjamin Lipstein

/s/ Joel W. Motley*           Trustee                       June 27, 2003

---------------------------------
Joel W. Motley

/s/ Elizabeth B. Moynihan*    Trustee                       June 27, 2003

---------------------------------
Elizabeth B. Moynihan

/s/ Kenneth A. Randall*       Trustee                       June 27, 2003

---------------------------------
Kenneth A. Randall

/s/ Edward V. Regan*          Trustee                       June 27, 2003

---------------------------------
Edward V. Regan

/s/ Russell S. Reynolds, Jr.* Trustee                       June 27, 2003

---------------------------------
Russell S. Reynolds, Jr.

*By: /s/ Robert G. Zack                                     June 27, 2003

-----------------------------------------
Robert G. Zack, Attorney-in-Fact

                     OPPENHEIMER MULTIPLE STRATEGIES FUND

                                    EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

16(14)(i)               Consent of Deloitte and Touche LLP

16(14)(ii)              Consent of KPMG LLP

16(12)                  Tax Opinion Relating to Reorganization